OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 57.8%
U.S. Large Cap 57.8%
Columbia Contrarian Core Fund, Class I Shares (a)	863,327	$18,906,870
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,185,493	21,636,380
Columbia Large Growth Quantitative Fund, Class I Shares (a)	386,564	3,602,773
Columbia Large Value Quantitative Fund, Class I Shares (a)	186,326	1,796,184
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	164,571	3,128,487
Columbia Select Large-Cap Value Fund, Class I Shares (a)	134,862	3,157,120
Total		52,227,814
Total Equity Funds (Cost: $41,232,762)		$52,227,814

Fixed-Income Funds 33.0%
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	164,668	1,776,773
High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares (a)	358,519	3,613,867
Investment Grade 27.0%
Columbia Corporate Income Fund, Class I Shares (a)	774,106	7,934,586
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	1,371,044	7,609,297
Columbia U.S. Treasury Index Fund, Class I Shares (a)	782,312	8,879,239
Total		24,423,122
Total Fixed-Income Funds (Cost: $28,955,755)		$29,813,762

	Shares	Value

Exchange-Traded Funds 0.5%

iShares MSCI EAFE ETF	7,287	$467,607
Total Exchange-Traded Funds (Cost: $454,147)		$467,607

Money Market Funds 8.6%
Columbia Short-Term Cash Fund, 0.123% (a)(c)	7,764,680	7,764,680
Total Money Market Funds (Cost: $7,764,680)		$7,764,680
Total Investments (Cost: $78,407,344) (d)		$90,273,863(e)
Other Assets & Liabilities, Net		50,830
Net Assets		$90,324,693

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $102,525 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI	19	USD	1,957,760	06/2015	17,718	—
SGX CNX NIFTY	25	USD	426,950	04/2015	—	(4,695)
Total			2,384,710		17,718	(4,695)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares*	2,546,842	1,076	(1,882,106)	(665,812)	—	—	—	—
Columbia Contrarian Core Fund, Class I Shares	15,971,534	—	(752,784)	(12,946)	15,205,804	—	—	18,906,870
Columbia Corporate Income Fund, Class I Shares	7,843,015	75,464	(384,513)	2,796	7,536,762	—	63,857	7,934,586
Columbia Emerging Markets Bond Fund, Class I Shares	1,838,689	19,232	(2,718)	(173)	1,855,030	—	16,764	1,776,773
Columbia Income Opportunities Fund, Class I Shares	3,552,425	45,394	(115,840)	(2,192)	3,479,787	—	42,920	3,613,867
Columbia Large Core Quantitative Fund, Class I Shares	16,880,950	—	(1,024,740)	47,731	15,903,941	—	—	21,636,380
Columbia Large Growth Quantitative Fund, Class I Shares	3,453,234	—	(256,773)	7,651	3,204,112	—	—	3,602,773
Columbia Large Value Quantitative Fund, Class I Shares	1,332,083	7	(45,537)	(112)	1,286,441	—	—	1,796,184
Columbia Limited Duration Credit Fund, Class I Shares*	2,748,315	—	(2,693,761)	(54,554)	—	—	5,169	—
Columbia Select Large Cap Growth Fund, Class I Shares	3,320,551	—	(271,882)	1,505	3,050,174	—	—	3,128,487
Columbia Select Large-Cap Value Fund, Class I Shares	2,644,481	—	(64,521)	2,330	2,582,290	—	—	3,157,120
Columbia Short-Term Cash Fund	6,211,342	2,356,441	(803,103)	—	7,764,680	—	1,911	7,764,680
Columbia U.S. Government Mortgage Fund, Class I Shares	6,263,690	1,483,792	(293,532)	(12,257)	7,441,693	—	52,305	7,609,297
Columbia U.S. Treasury Index Fund, Class I Shares	7,511,788	1,310,092	(181,563)	2,166	8,642,483	—	30,245	8,879,239
Total	82,118,939	5,291,498	(8,773,373)	(683,867)	77,953,197	—	213,171	89,806,256

* Issuer was not an affiliate for the entire period ended March 31, 2015.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $78,407,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,945,000
Unrealized Depreciation	(78,000)
Net Unrealized Appreciation	$11,867,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	52,227,814	—	—	52,227,814
Fixed-Income Funds	29,813,762	—	—	29,813,762
Exchange-Traded Funds	467,607	—	—	467,607
Money Market Funds	7,764,680	—	—	7,764,680
Total Mutual Funds	90,273,863	—	—	90,273,863
Derivatives
Assets
Futures Contracts	17,718	—	—	17,718
Liabilities
Futures Contracts	(4,695)	—	—	(4,695)
Total	90,286,886	—	—	90,286,886

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 12.1%
Auto Components 1.7%
Delphi Automotive PLC	542,208	$43,235,666
Hotels, Restaurants & Leisure 2.2%
Aramark	503,893	15,938,136
Hilton Worldwide Holdings, Inc. (a)	138,423	4,100,089
Las Vegas Sands Corp.	413,045	22,733,997
McDonald’s Corp.	134,360	13,092,038
Total		55,864,260
Household Durables 0.4%
Mohawk Industries, Inc. (a)	55,604	10,328,443
Internet & Catalog Retail 1.0%
Priceline Group, Inc. (The) (a)	22,940	26,705,601
Media 4.9%
CBS Corp., Class B Non Voting	640,490	38,832,909
Comcast Corp., Class A	1,232,224	69,583,689
Twenty-First Century Fox, Inc., Class A	453,095	15,332,735
Total		123,749,333
Specialty Retail 1.9%
Lowe’s Companies, Inc.	449,025	33,402,970
Michaels Companies, Inc. (The) (a)	580,434	15,706,544
Total		49,109,514
TOTAL CONSUMER DISCRETIONARY		308,992,817
CONSUMER STAPLES 8.0%
Beverages 2.4%
Diageo PLC, ADR	215,712	23,851,275
PepsiCo, Inc.	388,353	37,134,314
Total		60,985,589
Food & Staples Retailing 3.5%
CVS Health Corp.	706,522	72,920,136
Walgreens Boots Alliance, Inc.	198,515	16,810,250
Total		89,730,386
Household Products 0.7%
Procter & Gamble Co. (The)	231,787	18,992,627
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	79,930	4,812,585

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.2%
Philip Morris International, Inc.	389,490	$29,340,282
TOTAL CONSUMER STAPLES		203,861,469
ENERGY 6.6%
Energy Equipment & Services 1.2%
Halliburton Co.	255,189	11,197,693
Schlumberger Ltd.	233,960	19,521,623
Total		30,719,316
Oil, Gas & Consumable Fuels 5.4%
Canadian Natural Resources Ltd.	577,430	17,732,875
Chevron Corp.	533,137	55,968,722
ConocoPhillips	161,445	10,051,566
Noble Energy, Inc.	312,394	15,276,067
Range Resources Corp.	243,450	12,669,138
Williams Companies, Inc. (The)	538,555	27,245,497
Total		138,943,865
TOTAL ENERGY		169,663,181
FINANCIALS 19.0%
Banks 10.5%
Bank of America Corp.	3,336,645	51,350,967
Citigroup, Inc.	1,977,517	101,881,676
JPMorgan Chase & Co.	1,268,973	76,874,384
Wells Fargo & Co.	704,433	38,321,155
Total		268,428,182
Capital Markets 3.7%
BlackRock, Inc.	162,024	59,274,860
Goldman Sachs Group, Inc. (The)	187,000	35,150,390
Total		94,425,250
Consumer Finance 1.4%
American Express Co.	473,830	37,015,600
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B (a)	313,646	45,265,391
Insurance 1.3%
Aon PLC	335,651	32,262,774
Real Estate Investment Trusts (REITs) 0.3%
Rayonier, Inc.	252,250	6,800,660
TOTAL FINANCIALS		484,197,857

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 15.2%
Biotechnology 4.0%
Biogen, Inc. (a)	85,625	$36,154,300
Celgene Corp. (a)	375,524	43,290,407
Vertex Pharmaceuticals, Inc. (a)	185,020	21,826,809
Total		101,271,516
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	981,066	45,452,788
Medtronic PLC	1,014,348	79,109,000
St. Jude Medical, Inc.	342,912	22,426,445
Total		146,988,233
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	317,131	28,627,415
CIGNA Corp.	242,290	31,362,018
Total		59,989,433
Pharmaceuticals 3.1%
Johnson & Johnson	531,833	53,502,400
Perrigo Co. PLC	149,842	24,806,343
Total		78,308,743
TOTAL HEALTH CARE		386,557,925
INDUSTRIALS 12.2%
Aerospace & Defense 4.6%
Honeywell International, Inc.	633,230	66,052,221
Precision Castparts Corp.	58,615	12,309,150
United Technologies Corp.	330,039	38,680,571
Total		117,041,942
Air Freight & Logistics 0.7%
FedEx Corp.	108,438	17,941,067
Building Products 0.5%
Fortune Brands Home & Security, Inc.	279,103	13,251,810
Commercial Services & Supplies 1.1%
Tyco International PLC	645,024	27,774,734
Industrial Conglomerates 1.8%
General Electric Co.	1,885,582	46,781,289
Professional Services 2.7%
Dun & Bradstreet Corp. (The)	144,960	18,607,066

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
IHS, Inc., Class A (a)	113,670	$12,931,099
Nielsen NV	842,410	37,546,214
Total		69,084,379
Road & Rail 0.8%
Kansas City Southern	194,252	19,829,244
TOTAL INDUSTRIALS		311,704,465
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 1.3%
QUALCOMM, Inc.	470,058	32,593,822
Internet Software & Services 4.1%
Alibaba Group Holding Ltd., ADR (a)	168,065	13,989,731
Google, Inc., Class A (a)	53,796	29,840,641
Google, Inc., Class C (a)	112,786	61,806,728
Total		105,637,100
IT Services 1.9%
MasterCard, Inc., Class A	554,500	47,903,255
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	517,765	22,416,636
Skyworks Solutions, Inc.	185,380	18,221,000
Total		40,637,636
Software 5.4%
Activision Blizzard, Inc.	1,570,750	35,695,294
Electronic Arts, Inc. (a)	444,323	26,132,857
Intuit, Inc.	198,915	19,286,798
Microsoft Corp.	1,357,327	55,182,129
Total		136,297,078
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	894,214	111,267,048
EMC Corp.	925,728	23,661,607
Hewlett-Packard Co.	264,205	8,232,628
Total		143,161,283
TOTAL INFORMATION TECHNOLOGY		506,230,174
MATERIALS 2.4%
Chemicals 2.4%
LyondellBasell Industries NV, Class A	340,345	29,882,291

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Monsanto Co.	270,780	$30,473,581
Total		60,355,872
TOTAL MATERIALS		60,355,872
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	1,384,636	67,334,849
TOTAL TELECOMMUNICATION SERVICES		67,334,849
Total Common Stocks (Cost: $2,154,294,526)		$2,498,898,609

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	57,557,504	$57,557,504
Total Money Market Funds (Cost: $57,557,504)		$57,557,504
Total Investments
(Cost: $2,211,852,030)		$2,556,456,113(d)
Other Assets & Liabilities, Net		(8,163,836)
Net Assets		$2,548,292,277

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,758,428	177,068,524	(158,269,448)	57,557,504	16,383	57,557,504

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	308,992,817	—	—	308,992,817
Consumer Staples	203,861,469	—	—	203,861,469
Energy	169,663,181	—	—	169,663,181
Financials	484,197,857	—	—	484,197,857
Health Care	386,557,925	—	—	386,557,925
Industrials	311,704,465	—	—	311,704,465
Information Technology	506,230,174	—	—	506,230,174
Materials	60,355,872	—	—	60,355,872
Telecommunication Services	67,334,849	—	—	67,334,849
Total Equity Securities	2,498,898,609	—	—	2,498,898,609
Mutual Funds
Money Market Funds	57,557,504	—	—	57,557,504
Total Mutual Funds	57,557,504	—	—	57,557,504
Total	2,556,456,113	—	—	2,556,456,113

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 29.8%
Aerospace & Defense 0.6%
L-3 Communications Corp.
10/15/19	5.200%	$735,000	$816,352
07/15/20	4.750%	1,838,000	2,003,595
02/15/21	4.950%	845,000	934,557
Lockheed Martin Corp.
09/15/21	3.350%	4,915,000	5,215,714
03/01/25	2.900%	775,000	780,581
Total			9,750,799
Automotive 1.4%
Ford Motor Credit Co. LLC
06/15/16	3.984%	8,033,000	8,282,256
01/17/17	1.500%	6,634,000	6,648,018
11/04/19	2.597%	1,672,000	1,694,044
Ford Motor Credit Co. LLC (a)
11/08/16	0.706%	4,040,000	4,023,274
Total			20,647,592
Banking 6.8%
Bank of America Corp.
05/02/17	5.700%	2,425,000	2,612,690
01/11/23	3.300%	3,400,000	3,444,332
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	6,081,000	5,769,349
Capital One Bank USA NA
02/15/23	3.375%	5,440,000	5,509,616
Citigroup, Inc. (a)
06/09/16	0.534%	6,039,000	6,002,452
08/14/17	0.747%	12,705,000	12,660,177
Discover Financial Services
04/27/22	5.200%	1,110,000	1,235,952
11/21/22	3.850%	2,635,000	2,703,415
HBOS PLC (b)
05/21/18	6.750%	2,950,000	3,300,560
HSBC Holdings PLC
01/14/22	4.875%	750,000	846,138
HSBC USA, Inc.
09/27/20	5.000%	4,255,000	4,776,463
ING Bank NV (b)
03/15/16	4.000%	4,770,000	4,900,650
JPMorgan Chase & Co. (a)
12/31/49	6.100%	8,649,000	8,908,470
JPMorgan Chase Capital XXI (a)
02/02/37	1.205%	415,000	342,375
M&T Bank Corp.
12/31/49	6.875%	3,616,000	3,724,480
Mellon Capital IV (a)
06/29/49	4.000%	180,000	148,545
PNC Financial Services Group, Inc. (The) (a)
12/31/49	4.850%	2,912,000	2,839,200
Royal Bank of Scotland Group PLC
09/18/15	2.550%	3,170,000	3,193,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
05/28/24	5.125%	$2,250,000	$2,360,500
U.S. Bancorp
07/15/22	2.950%	11,813,000	12,016,951
Wells Fargo & Co. (a)
12/31/49	5.900%	15,771,000	16,421,554
Total			103,716,994
Cable and Satellite 0.4%
Comcast Corp.
07/15/22	3.125%	1,115,000	1,155,104
Time Warner Cable, Inc.
05/01/37	6.550%	1,900,000	2,386,109
09/01/41	5.500%	2,396,000	2,752,386
Total			6,293,599
Chemicals 0.5%
LYB International Finance BV
03/15/44	4.875%	2,580,000	2,771,315
LyondellBasell Industries NV
04/15/19	5.000%	2,728,000	3,008,343
11/15/21	6.000%	1,175,000	1,381,271
Total			7,160,929
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.544%	2,790,000	2,796,905
Diversified Manufacturing 0.8%
General Electric Co.
10/09/42	4.125%	5,257,000	5,548,506
03/11/44	4.500%	5,810,000	6,521,766
Total			12,070,272
Electric 4.2%
Alabama Power Co.
03/01/45	3.750%	1,990,000	2,026,620
Commonwealth Edison Co.
09/15/17	6.150%	2,035,000	2,270,429
08/01/20	4.000%	5,120,000	5,595,812
DTE Electric Co.
10/01/20	3.450%	4,010,000	4,275,017
Duke Energy Carolinas LLC
10/01/15	5.300%	430,000	440,174
Duke Energy Ohio, Inc.
09/01/23	3.800%	7,187,000	7,797,787
FirstEnergy Transmission LLC (b)
01/15/25	4.350%	2,775,000	2,928,871
Georgia Power Co.
06/01/17	5.700%	1,452,000	1,592,413
09/01/40	4.750%	580,000	660,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
MidAmerican Energy Co.
10/15/24	3.500%	$3,960,000	$4,228,191
Nevada Power Co.
09/15/40	5.375%	1,755,000	2,226,635
Niagara Mohawk Power Corp. (b)
08/15/19	4.881%	2,000	2,240
10/01/24	3.508%	2,795,000	2,936,413
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	835,000	915,721
12/01/41	4.550%	1,376,000	1,552,088
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	4,105,000	4,144,260
04/01/45	3.750%	2,890,000	2,895,997
PPL Capital Funding, Inc.
06/01/18	1.900%	1,545,000	1,549,522
06/01/23	3.400%	6,800,000	7,050,512
Pacific Gas & Electric Co.
06/15/23	3.250%	3,012,000	3,112,932
03/15/45	4.300%	1,905,000	2,050,037
Southern California Edison Co.
09/01/40	4.500%	355,000	402,872
02/01/45	3.600%	3,320,000	3,332,942
Total			63,987,672
Finance Companies 0.8%
General Electric Capital Corp.
01/09/20	2.200%	1,660,000	1,674,852
General Electric Capital Corp. (a)
12/31/49	5.250%	10,400,000	10,686,000
Total			12,360,852
Food and Beverage 0.4%
ConAgra Foods, Inc.
01/25/23	3.200%	2,420,000	2,382,226
Kraft Foods Group, Inc.
06/05/17	2.250%	1,000	1,018
06/06/22	3.500%	1,435,000	1,484,743
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,600,000	1,683,135
Total			5,551,122
Health Care 0.8%
Becton Dickinson and Co.
12/15/24	3.734%	8,815,000	9,225,788
12/15/44	4.685%	1,185,000	1,287,763
McKesson Corp.
03/15/24	3.796%	965,000	1,018,163
Zimmer Holdings, Inc.
04/01/25	3.550%	1,250,000	1,275,927
Total			12,807,641
Independent Energy 0.7%
Canadian Natural Resources Ltd.
03/15/38	6.250%	2,064,000	2,417,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Continental Resources, Inc.
09/15/22	5.000%	$1,875,000	$1,849,219
Hess Corp.
10/01/29	7.875%	405,000	523,052
08/15/31	7.300%	1,532,000	1,866,492
Woodside Finance Ltd. (b)
03/05/25	3.650%	4,284,000	4,229,983
Total			10,886,126
Integrated Energy 0.6%
BP Capital Markets PLC
05/10/23	2.750%	2,159,000	2,106,111
02/10/24	3.814%	950,000	986,110
03/17/25	3.506%	1,850,000	1,886,919
Cenovus Energy, Inc.
08/15/22	3.000%	1,620,000	1,534,517
09/15/23	3.800%	1,719,000	1,706,800
11/15/39	6.750%	450,000	537,813
Total Capital International SA
02/17/22	2.875%	5,000	5,121
Total			8,763,391
Life Insurance 0.8%
American International Group, Inc.
02/15/24	4.125%	930,000	1,006,749
07/16/44	4.500%	2,020,000	2,168,303
MetLife Capital Trust X (b)
04/08/38	9.250%	3,813,000	5,676,604
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	2,415,000	2,728,870
Total			11,580,526
Media and Entertainment 0.9%
21st Century Fox America, Inc.
09/15/22	3.000%	2,665,000	2,697,111
Sky PLC (b)
11/26/22	3.125%	1,621,000	1,617,221
09/16/24	3.750%	4,745,000	4,905,594
Thomson Reuters Corp.
09/29/24	3.850%	4,025,000	4,167,799
Total			13,387,725
Metals 0.2%
Vale Overseas Ltd.
11/21/36	6.875%	2,725,000	2,635,620
Midstream 2.1%
Kinder Morgan Energy Partners LP
10/01/21	5.000%	3,909,000	4,193,122
Kinder Morgan, Inc. (b)
02/15/21	5.000%	3,689,000	3,942,818

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
NiSource Finance Corp.
09/15/17	5.250%	$1,900,000	$2,077,606
02/15/23	3.850%	2,655,000	2,802,090
12/15/40	6.250%	537,000	714,278
Southern Natural Gas Co. LLC
03/01/32	8.000%	3,420,000	4,253,864
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	576,000	558,720
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	1,883,000	1,897,122
Williams Partners LP
03/15/22	3.600%	3,325,000	3,314,616
01/15/25	3.900%	1,695,000	1,657,254
09/15/25	4.000%	4,416,000	4,331,063
09/15/45	5.100%	2,210,000	2,131,017
Total			31,873,570
Natural Gas 0.4%
Sempra Energy
06/01/16	6.500%	2,990,000	3,180,980
10/01/22	2.875%	2,605,000	2,604,258
Total			5,785,238
Oil Field Services 0.8%
Noble Holding International Ltd.
03/16/18	4.000%	2,963,000	2,979,406
03/01/21	4.625%	5,986,000	5,659,284
04/01/25	5.950%	1,425,000	1,391,491
04/01/45	6.950%	1,795,000	1,701,420
Total			11,731,601
Other Industry 0.7%
President and Fellows of Harvard College
10/15/40	4.875%	505,000	617,455
President and Fellows of Harvard College (b)
01/15/39	6.500%	2,435,000	3,613,228
University of Notre Dame du Lac
02/15/45	3.438%	7,205,000	7,271,675
Total			11,502,358
Other REIT 0.1%
Duke Realty LP
08/15/19	8.250%	2,000	2,470
04/15/23	3.625%	1,156,000	1,179,278
Total			1,181,748
Pharmaceuticals 1.6%
Actavis Funding SCS
03/12/20	3.000%	960,000	982,162
03/15/22	3.450%	7,690,000	7,876,690
Actavis Funding SCS (a)
09/01/16	1.143%	1,360,000	1,363,264
Forest Laboratories, Inc. (b)
02/15/21	4.875%	5,590,000	6,162,723

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Johnson & Johnson
12/05/33	4.375%	$6,329,000	$7,254,313
Total			23,639,152
Property & Casualty 0.2%
Transatlantic Holdings, Inc.
11/30/39	8.000%	2,000,000	2,827,004
Railroads 0.5%
BNSF Funding Trust I (a)
12/15/55	6.613%	1,959,000	2,208,772
Burlington Northern Santa Fe LLC
09/01/22	3.050%	1,125,000	1,159,367
04/01/45	4.150%	1,545,000	1,607,172
Union Pacific Corp.
02/01/55	3.875%	3,180,000	3,107,137
Total			8,082,448
Refining —%
Phillips 66
11/15/44	4.875%	520,000	556,881
Restaurants 0.1%
Yum! Brands, Inc.
11/01/21	3.750%	810,000	852,345
11/01/43	5.350%	738,000	817,464
Total			1,669,809
Retailers 0.7%
CVS Health Corp.
08/12/19	2.250%	1,800,000	1,827,786
CVS Pass-Through Trust (b)
08/10/36	4.163%	4,974,978	5,222,172
Macy’s Retail Holdings, Inc.
01/15/22	3.875%	1,205,000	1,286,253
Wal-Mart Stores, Inc.
04/11/23	2.550%	1,050,000	1,058,197
04/22/44	4.300%	1,380,000	1,539,963
Total			10,934,371
Supranational 0.3%
European Investment Bank
05/30/17	5.125%	3,985,000	4,352,513
Technology 0.9%
Microsoft Corp.
02/12/22	2.375%	5,445,000	5,484,318

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Oracle Corp.
10/15/22	2.500%	$7,688,000	$7,688,385
Total			13,172,703
Transportation Services 0.2%
ERAC USA Finance LLC (b)
02/15/45	4.500%	1,700,000	1,719,832
FedEx Corp.
02/01/25	3.200%	885,000	896,961
Total			2,616,793
Wirelines 1.1%
Verizon Communications, Inc.
03/15/21	3.450%	1,340,000	1,401,434
11/01/21	3.000%	4,925,000	5,023,244
11/01/24	3.500%	3,665,000	3,750,633
03/15/34	5.050%	947,000	1,028,289
09/15/43	6.550%	1,590,000	2,070,433
Verizon New York, Inc.
04/01/32	7.375%	3,170,000	3,958,674
Verizon Virginia LLC
10/01/29	8.375%	189,000	258,251
Total			17,490,958
Total Corporate Bonds & Notes (Cost: $441,718,512)			$451,814,912

Residential Mortgage-Backed Securities - Agency 27.9%
Federal Home Loan Mortgage Corp. (c)
08/01/24	8.000%	9,545	11,345
01/01/25	9.000%	2,944	3,417
09/01/28-04/01/33	6.000%	221,558	254,546
04/01/30-04/01/32	7.000%	105,767	125,980
06/01/33	5.500%	117,936	133,396
06/01/43	3.500%	8,595,773	9,070,465
Federal Home Loan Mortgage Corp. (c)(d)
07/01/37	6.000%	3,053,737	3,497,167
Federal National Mortgage Association (c)
11/01/21- 04/01/22	8.000%	5,054	5,665
04/01/23	8.500%	5,015	5,338
06/01/24	9.000%	7,923	8,656
02/01/27-09/01/31	7.500%	51,298	57,980
09/01/28-12/01/43	3.000%	35,757,399	36,697,521
10/01/28-08/01/35	6.000%	2,521,698	2,904,857
02/01/29-09/01/36	5.500%	5,528,771	6,298,732

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/01/29-07/01/38	7.000%	$3,399,315	$4,011,629
03/01/41-06/01/44	3.500%	40,555,969	42,868,635
05/01/41-10/01/41	5.000%	9,156,636	10,204,489
09/01/41-10/01/44	4.000%	60,232,433	64,425,832
11/01/41-10/01/44	4.500%	24,644,282	26,965,604
CMO Series 2013-121 Class KD
08/25/41	3.500%	18,229,776	19,239,268
Federal National Mortgage Association (c)(e)
04/20/30-04/14/45	3.000%	39,660,000	41,343,730
04/20/30-04/14/45	3.500%	28,000,000	29,504,376
04/14/45	4.000%	20,000,000	21,384,376
04/14/45	4.500%	36,125,000	39,410,124
Federal National Mortgage Association (c)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	5,435	27
Government National Mortgage Association (c)
06/15/41	4.500%	5,234,088	5,860,574
09/20/42	3.500%	11,433,770	12,064,969
Government National Mortgage Association (c)(e)
04/22/45	3.000%	24,540,000	25,257,029
04/22/45	3.500%	20,000,000	21,062,500
Total Residential Mortgage-Backed Securities - Agency (Cost: $415,928,951)			$422,678,227

Residential Mortgage-Backed Securities - Non-Agency 3.0%
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)(c)
10/26/35	2.687%	6,798,314	6,897,440
Citigroup Mortgage Loan Trust, Inc. (a)(b)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	425,721	427,584
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2015-A Class A4
06/25/58	4.250%	2,950,000	3,072,658
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2012-A Class A
06/25/51	2.500%	837,549	813,621
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	220,102	221,881
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	212,296	214,041
Jefferies Resecuritization Trust (a)(b)(c)
CMO Series 2009-R6 Class 6A1
10/26/35	2.610%	4,719,253	4,840,462
CMO Series 2010-R7 Class 7A4
10/26/36	3.250%	189,442	187,825

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
New Residential Mortgage Loan Trust (a)(b)(c)
CMO Series 2014-1A Class A
01/25/54	3.750%	$5,844,719	$6,037,425
Series 2014-2A Class A3
05/25/54	3.750%	2,903,702	2,989,376
Nomura Asset Acceptance Corp. Alternative Loan Trust (a)(c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	66,702	67,439
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	422,444	427,048
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)(c)
08/26/35	5.201%	11,054,413	11,228,288
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (a)(c)
12/25/34	4.740%	17,805	18,176
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)(c)
08/25/33	2.381%	7,237,079	7,433,298
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $45,054,081)			$44,876,562

Commercial Mortgage-Backed Securities - Non-Agency 10.5%
American Homes 4 Rent Trust (b)(c)
Series 2014-SFR2 Class A
10/17/36	3.786%	5,894,570	6,135,766
Series 2014-SFR3 Class A
12/17/36	3.678%	6,859,947	7,082,892
American Homes 4 Rent Series 2015-SFR1 Class A (b)(c)
04/17/52	3.467%	10,260,000	10,394,687
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)(c)
09/10/47	5.178%	4,238,384	4,286,756
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
05/15/46	5.761%	5,524,861	5,970,149
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.225%	788,384	792,149
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)(c)
04/20/50	2.543%	13,624,149	13,669,322
Commercial Mortgage Trust (a)(c)
Series 2007-C9 Class AM
12/10/49	5.650%	10,745,000	11,620,309
Commercial Mortgage Trust (c)
Series 2015-CR22 Class A5
03/10/48	3.309%	3,690,000	3,834,325

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-LC19 Class A4
02/10/48	3.183%	$2,500,000	$2,582,298
Credit Suisse Commercial Mortgage Trust (a)(c)
Series 2006-C3 Class A3
06/15/38	5.807%	5,354,810	5,530,672
Series 2007-C3 Class A4
06/15/39	5.704%	5,476,211	5,859,003
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(c)
09/18/39	5.467%	910,697	943,673
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (a)(c)
07/10/45	5.035%	1,260,000	1,269,829
General Electric Capital Assurance Co. Series 2003-1 Class A4 (a)(b)(c)
05/12/35	5.254%	126,176	127,115
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (c)
03/10/39	5.444%	2,822,000	2,977,769
JPMBB Commercial Mortgage Securities Trust (c)
Series 2014-C25 Class A5
11/15/47	3.672%	6,900,000	7,384,194
Series 2015-C27 Class A4
02/15/48	3.179%	3,405,000	3,502,394
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	117,083	117,405
Series 2006-CB14 Class AM
12/12/44	5.429%	5,340,000	5,476,303
Series 2006-LDP6 Class ASB
04/15/43	5.490%	132,732	132,890
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)(c)
07/15/44	5.900%	10,920,000	11,883,701
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C1 Class A4
02/15/31	5.156%	1,514,329	1,536,326
Series 2007-C2 Class A3
02/15/40	5.430%	5,465,980	5,829,260
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)
Series 2007-6 Class A4
03/12/51	5.485%	3,944,000	4,220,104
Series 2007-8 Class A3
08/12/49	5.874%	5,750,000	6,235,352
Morgan Stanley Bank of America Merrill Lynch Trust (c)
Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,135,311
Series 2015-C21 Class A3
03/15/48	3.077%	1,980,000	2,018,511
Morgan Stanley Capital I Trust Series 2007-IQ16 Class A4 (c)
12/12/49	5.809%	5,411,829	5,866,574
Morgan Stanley Re-Remic Trust (a)(b)(c)
Series 2009-GG10 Class A4B
08/12/45	5.796%	2,894,000	3,104,747

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2010-GG10 Class A4A
08/15/45	5.796%	$4,578,980	$4,900,375
Series 2010-GG10 Class A4B
08/15/45	5.796%	1,580,000	1,695,026
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (a)(c)
08/15/39	5.532%	28,409	28,517
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 (c)
11/15/47	3.607%	1,415,000	1,509,089
Wells Fargo Commercial Mortgage Trust (c)
Series 2015-C26 Class A4
02/15/48	3.166%	2,225,000	2,284,141
Series 2015-C27 Class A4
02/15/48	3.190%	3,350,000	3,446,471
Series 2015-LC20 Class A4
04/15/50	2.925%	3,750,000	3,766,814
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $161,558,276)			$159,150,219

Asset-Backed Securities - Agency 3.7%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	645,571	643,277
Series 2012-20I Class 1
09/01/32	2.200%	1,259,483	1,251,647
Series 2012-20J Class 1
10/01/32	2.180%	4,696,735	4,662,136
Series 2012-20L Class 1
12/01/32	1.930%	676,067	659,928
Series 2013-20A Class 1
01/01/33	2.130%	781,206	768,258
Series 2013-20B Class 1
02/01/33	2.210%	3,873,986	3,831,156
Series 2013-20C Class 1
03/01/33	2.220%	2,863,824	2,834,530
Series 2013-20D Class 1
04/01/33	2.080%	5,996,271	5,904,478
Series 2013-20E Class 1
05/01/33	2.070%	816,634	804,030
Series 2013-20F Class 1
06/01/33	2.450%	5,952,018	5,986,529
Series 2013-20G Class 1
07/01/33	3.150%	1,144,495	1,196,334
Series 2013-20H Class 1
08/01/33	3.160%	3,315,685	3,466,684
Series 2013-20L Class 1
12/01/33	3.380%	2,366,084	2,493,823
Series 2014-20B Class 1
02/01/34	3.230%	1,969,285	2,056,900
Series 2014-20C Class 1
03/01/34	3.210%	1,276,390	1,336,688
Series 2014-20D Class 1
04/01/34	3.110%	4,927,181	5,117,087

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2014-20E Class 1
05/01/34	3.000%	$3,960,077	$4,124,966
Series 2014-20F Class 1
06/01/34	2.990%	2,701,882	2,817,838
Series 2014-20G Class 1
07/01/34	2.870%	823,335	845,870
Series 2014-20H Class 1
08/01/34	2.880%	2,309,510	2,369,151
Series 2014-20K Class 1
11/01/34	2.800%	1,640,000	1,671,860
Series 2014-20L Class 1
12/01/34	2.700%	940,000	961,600
Series 2015-20C Class 1
03/01/35	2.720%	250,000	253,579
Total Asset-Backed Securities - Agency (Cost: $54,271,288)			$56,058,349

Asset-Backed Securities - Non-Agency 13.5%
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.725%	1,862,168	1,862,685
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	5,498,499	5,488,627
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	746,000	749,242
Ally Master Owner Trust (a)
Series 2014-2 Class A
01/16/18	0.545%	4,365,000	4,368,437
AmeriCredit Automobile Receivables Trust Series 2015-1 Class A2B (a)
04/09/18	0.595%	6,585,000	6,585,277
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	3,935,000	3,942,001
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	1,900,000	1,900,922
BA Credit Card Trust Series 2014-A2 Class A (a)
09/16/19	0.445%	8,350,000	8,348,287
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	10,521,779	10,524,786
Barclays Dryrock Issuance Trust (a)
Series 2014-1 Class A
12/16/19	0.535%	3,340,000	3,338,429
Series 2014-2 Class A
03/16/20	0.515%	5,085,000	5,079,164
Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2 (a)(b)
02/18/20	0.705%	1,125,000	1,128,292

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.525%	$1,668,000	$1,666,857
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,224,730	1,224,242
Chase Issuance Trust (a)
Series 2007-A5 Class A5
03/15/19	0.215%	10,235,000	10,190,805
Series 2012-A10 Class A10
12/16/19	0.435%	2,715,000	2,710,411
Series 2014-A3 Class A3
05/15/18	0.375%	1,355,000	1,355,057
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.425%	3,276,709	3,301,882
Series 2012-2A Class A
05/07/24	0.628%	2,497,631	2,498,250
Series 2013-1A Class A
01/07/25	0.625%	1,380,619	1,381,267
Citibank Credit Card Issuance Trust Series 2013-A2 Class A2 (a)
05/24/20	0.454%	8,585,000	8,569,770
Countrywide Home Equity Loan Trust (a)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	349,449	345,805
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	460,192	456,748
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	2,904,021	2,909,220
Series 2015-1 Class A2
09/20/20	1.300%	2,980,000	2,983,916
Ford Credit Auto Lease Trust Series 2014-A Class A2A
10/15/16	0.500%	116,192	116,225
Ford Credit Auto Owner Trust Series 2015-A Class A3
09/15/19	1.280%	2,810,000	2,814,406
GE Dealer Floorplan Master Note Trust (a)
Series 2014-1 Class A
07/20/19	0.556%	6,295,000	6,295,137
Series 2015-1 Class A
01/20/20	0.676%	7,455,000	7,455,009
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	948,783	948,766
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,848,065	1,847,835
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	6,710,000	6,710,282

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GreatAmerica Leasing Receivables Series 2015-1 Class A2 (b)
06/20/17	1.120%	$2,460,000	$2,462,521
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	3,463,000	3,460,981
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (a)
01/15/19	0.475%	5,020,000	5,020,217
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.725%	7,305,190	7,311,919
Series 2014-1 Class A
04/10/28	0.575%	2,215,000	2,215,000
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	2,936,000	2,935,369
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.525%	8,135,000	8,146,161
MMAF Equipment Finance LLC (b)
Series 2012-AA Class A3
08/10/16	0.940%	310,017	310,201
Series 2014-AA Class A2
04/10/17	0.520%	5,420,000	5,418,086
Navitas Equipment Receivables LLC Series 2015-1 Class A2 (b)
11/15/18	2.120%	5,195,000	5,194,316
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	1,200,484	1,200,136
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (a)
01/15/20	0.572%	3,615,000	3,615,156
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	2,280,270	2,285,387
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.424%	4,214,383	4,212,687
SMART Trust
Series 2013-2US Class A3A
01/14/17	0.830%	1,194,167	1,194,139
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.625%	772,076	771,971
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	878,000	885,024
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.495%	3,569,586	3,569,736
Series 2014-3 Class A2B
08/15/17	0.455%	2,096,026	2,096,114

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	$4,529,574	$4,529,261
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	560,004	559,563
Series 2013-2 Class A3
04/20/18	0.700%	10,170,000	10,149,806
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	2,486,424	2,483,980
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%	900,000	899,955
World Financial Network Credit Card Master Trust (a)
Series 2014-A Class A
12/15/19	0.555%	5,345,000	5,345,198
Total Asset-Backed Securities - Non-Agency (Cost: $205,321,870)			$205,370,923

U.S. Treasury Obligations 11.3%
U.S. Treasury
06/30/15	0.375%	36,405,000	36,433,441
11/30/16	0.500%	17,635,000	17,643,271
01/31/17	0.500%	5,000,000	5,000,390
02/15/18	1.000%	1,105,000	1,109,144
11/15/44	3.000%	23,267,800	25,494,598
U.S. Treasury (d)
02/15/25	2.000%	28,331,100	28,510,379
U.S. Treasury (e)
03/31/20	1.375%	11,005,400	11,005,400
03/31/22	1.750%	5,585,000	5,599,398
U.S. Treasury (g)
STRIPS
11/15/18	0.000%	15,742,000	15,121,230
11/15/19	0.000%	3,004,900	2,816,751
02/15/40	0.000%	21,518,800	11,333,931
11/15/41	0.000%	2,227,000	1,114,885
05/15/43	0.000%	21,316,000	10,209,256
Total U.S. Treasury Obligations (Cost: $166,370,252)			$171,392,074

U.S. Government & Agency Obligations 8.7%
Residual Funding Corp. (g)
STRIPS
10/15/19	0.000%	18,994,000	17,658,494
07/15/20	0.000%	4,667,000	4,254,381
10/15/20	0.000%	41,024,000	37,129,304
01/15/21	0.000%	58,868,000	52,852,044
01/15/30	0.000%	30,930,000	20,422,832
Total U.S. Government & Agency Obligations (Cost: $125,915,198)			$132,317,055

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(h) 1.5%
Brazil 0.3%
Brazilian Government International Bond
01/20/34	8.250%	$729,000	$944,055
01/07/41	5.625%	2,716,000	2,746,555
Total			3,690,610
Colombia —%
Colombia Government International Bond
01/18/41	6.125%	520,000	617,551
Mexico 0.6%
Mexico Government International Bond
03/15/22	3.625%	2,038,000	2,116,463
Petroleos Mexicanos
03/01/18	5.750%	4,705,000	5,168,443
06/15/35	6.625%	1,525,000	1,746,125
Total			9,031,031
Philippines 0.1%
Philippine Government International Bond
10/23/34	6.375%	935,000	1,312,506
Qatar 0.4%
Nakilat, Inc. (b)
12/31/33	6.067%	4,885,000	5,684,919
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	776,105	802,337
Total			6,487,256
Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%	1,900,000	2,159,255
Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	355,000	334,588
Total Foreign Government Obligations (Cost: $23,078,764)			$23,632,797

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.0%
California 0.3%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$430,000	$550,804
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	2,465,000	3,848,555
Total			4,399,359
Illinois 0.2%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	2,320,000	2,548,335
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	814,900
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	130,000	134,976
Total			3,498,211
Kentucky 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	3,108,101	3,191,554
Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	3,315,000	3,732,557
Total Municipal Bonds (Cost: $13,563,003)			$14,821,681

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.8%
Banking 0.7%
M&T Bank Corp. (a)
12/31/49	6.375%	$270	$291,600
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	242,350	6,979,680
U.S. Bancorp (a)
12/31/49	6.500%	125,679	3,733,923
Total			11,005,203
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	30,298	786,839
Total Preferred Debt (Cost: $10,542,878)			$11,792,042

		Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.123% (i)(j)		2,696,295	$2,696,295
Total Money Market Funds (Cost: $2,696,295)			$2,696,295
Total Investments
(Cost: $1,666,019,368) (k)			$1,696,601,136(l)
Other Assets & Liabilities, Net			(179,919,895)
Net Assets			$1,516,681,241

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $1,755,183 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	173	USD	37,914,031	06/2015	66,918	—
US ULTRA BOND (CBT)	56	USD	9,513,000	06/2015	54,381	—
Total			47,427,031		121,299	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(284)	USD	(34,139,907)	06/2015	—	(120,324)
US 10YR NOTE (CBT)	(548)	USD	(70,640,625)	06/2015	—	(600,581)
US LONG BOND (CBT)	(161)	USD	(26,383,875)	06/2015	—	(308,252)
Total			(131,164,407)		—	(1,029,157)

Credit Default Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $1,477,516 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.	12/20/2019	1.00	3,845,000	(109,125)	128,813	(1,282)	18,406	—
Goldman Sachs International	Bank of America Corp.	12/20/2019	1.00	8,440,000	(150,523)	103,528	(2,813)	—	(49,808)
Goldman Sachs International	Barclays Bank, PLC	12/20/2019	1.00	355,000	(7,818)	7,464	(118)	—	(472)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.00	159,357,000	29,853	—	(45,136)	—	(15,283)
Total								18,406	(65,563)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $1,749,513 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8830	02/23/2017	USD	77,670,000	(184)	—	(216,346)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.2900	03/19/2018	USD	103,475,000	17,838	—	(586,026)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.6920	02/23/2020	USD	31,801,000	(140)	310,455	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.5000	03/19/2045	USD	14,790,000	(68,785)	277,315	—
Total								587,770	(802,372)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $221,316,773 or 14.59% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Zero coupon bond.
(h)	Principal and interest may not be guaranteed by the government.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,683,736	168,215,319	(181,202,760)	2,696,295	6,325	2,696,295

(k)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,666,019,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,075,000
Unrealized Depreciation	(5,493,000)
Net Unrealized Appreciation	$30,582,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	451,814,912	—	451,814,912
Residential Mortgage-Backed Securities - Agency	—	422,678,227	—	422,678,227
Residential Mortgage-Backed Securities - Non-Agency	—	41,803,904	3,072,658	44,876,562
Commercial Mortgage-Backed Securities - Non-Agency	—	159,150,219	—	159,150,219
Asset-Backed Securities - Agency	—	56,058,349	—	56,058,349
Asset-Backed Securities - Non-Agency	—	205,370,923	—	205,370,923
U.S. Treasury Obligations	130,796,021	40,596,053	—	171,392,074
U.S. Government & Agency Obligations	—	132,317,055	—	132,317,055
Foreign Government Obligations	—	23,632,797	—	23,632,797
Municipal Bonds	—	14,821,681	—	14,821,681
Preferred Debt	11,792,042	—	—	11,792,042
Total Bonds	142,588,063	1,548,244,120	3,072,658	1,693,904,841
Mutual Funds
Money Market Funds	2,696,295	—	—	2,696,295
Total Mutual Funds	2,696,295	—	—	2,696,295
Investments in Securities	145,284,358	1,548,244,120	3,072,658	1,696,601,136
Derivatives
Assets
Futures Contracts	121,299	—	—	121,299
Swap Contracts	—	606,176	—	606,176
Liabilities
Futures Contracts	(1,029,157)	—	—	(1,029,157)
Swap Contracts	—	(867,935)	—	(867,935)
Total	144,376,500	1,547,982,361	3,072,658	1,695,431,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
936,769	—	—	936,769

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.3%
INTERNATIONAL 4.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	34,113	$548,193
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	45,955	591,437
Variable Portfolio – DFA International Value Fund, Class 1 (a)	107,384	1,114,650
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	90,686	1,168,029
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	38,390	335,148
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	123,671	1,419,747
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	109,346	1,147,043
Total		6,324,247
U.S. LARGE CAP 8.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	99,935	1,638,944
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	64,335	1,273,187
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	61,222	775,070
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	36,530	1,334,793
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	40,941	751,261
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	62,179	1,117,361
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	37,604	728,384
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	28,222	545,252
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	90,193	1,703,746
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	75,255	1,383,937
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	36,873	743,002
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	100,100	1,562,561
Total		13,557,498
U.S. MID CAP 0.9%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	13,546	253,304

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	30,829	$618,740
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	30,826	605,111
Total		1,477,155
U.S. SMALL CAP 1.9%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	24,944	487,410
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	38,731	761,063
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	72,091	1,668,171
Total		2,916,644
Total Equity Funds (Cost: $22,148,322)		$24,275,544

Fixed-Income Funds 54.6%
FLOATING RATE 0.8%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	133,396	1,295,278
GLOBAL BOND 3.7%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	566,190	5,882,714
HIGH YIELD 6.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	1,072,989	10,000,253
INFLATION PROTECTED SECURITIES 2.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	405,117	3,957,997
INVESTMENT GRADE 39.1%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	101,302	1,030,240
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	1,074,315	11,194,358
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	956,749	9,797,105
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	522,361	5,625,828
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	1,002,022	11,262,729
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	1,009,917	11,230,274

		Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		1,045,137	$11,088,909
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)		107,534	1,101,153
Total			62,330,596
MULTISECTOR 2.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)		390,369	3,478,186
Total Fixed-Income Funds (Cost: $84,804,151)			$86,945,024

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 2.8%
Aerospace & Defense 0.1%
L-3 Communications Corp.
05/28/24	3.950%	$43,000	$44,131
Northrop Grumman Corp.
08/01/23	3.250%	46,000	47,425
03/15/21	3.500%	4,000	4,216
06/01/18	1.750%	20,000	20,059
Total			115,831
Banking 0.1%
Bank of America Corp.
04/01/24	4.000%	35,000	37,230
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	59,000	59,912
JPMorgan Chase & Co.
03/01/18	1.700%	20,000	20,067
01/23/25	3.125%	12,000	12,035
Morgan Stanley
10/23/24	3.700%	45,000	46,916
Wells Fargo & Co.
09/08/17	1.400%	35,000	35,155
Total			211,315
Cable and Satellite 0.1%
NBCUniversal Media LLC
01/15/43	4.450%	50,000	54,294
Time Warner Cable, Inc.
09/15/42	4.500%	35,000	35,902
Total			90,196
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%	20,000	20,907

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Chemicals (continued)
LYB International Finance BV
03/15/44	4.875%	$15,000	$16,112
Total			37,019
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%	45,000	45,801
Diversified Manufacturing —%
General Electric Co.
03/11/44	4.500%	20,000	22,450
Electric 0.5%
Appalachian Power Co.
05/15/44	4.400%	10,000	10,850
Berkshire Hathaway Energy Co.
02/01/45	4.500%	34,000	37,014
CMS Energy Corp.
03/15/22	5.050%	15,000	17,157
03/01/44	4.875%	35,000	40,760
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	5,000	5,719
DTE Energy Co.
06/01/16	6.350%	5,000	5,315
Dominion Resources, Inc.
09/15/42	4.050%	65,000	65,772
Duke Energy Corp.
10/15/23	3.950%	87,000	94,960
Eversource Energy
05/01/18	1.450%	50,000	49,654
Indiana Michigan Power Co.
03/15/23	3.200%	30,000	30,807
NextEra Energy Capital Holdings
06/01/15	1.200%	30,000	30,002
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	76,000	82,978
PPL Capital Funding, Inc.
03/15/24	3.950%	60,000	64,762
PSEG Power LLC
11/15/18	2.450%	5,000	5,067
11/15/23	4.300%	15,000	16,140
Pacific Gas & Electric Co.
02/15/24	3.750%	15,000	16,021
02/15/44	4.750%	30,000	34,735
03/15/45	4.300%	5,000	5,381
Southern California Edison Co.
10/01/43	4.650%	5,000	5,902
02/01/45	3.600%	5,000	5,020

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Southern Co. (The)
09/15/15	2.375%	$25,000		$25,198
TransAlta Corp.
06/03/17	1.900%		45,000	44,727
11/25/20	5.000%	CAD	45,000	37,547
Xcel Energy, Inc.
05/09/16	0.750%		55,000	55,012
05/15/20	4.700%		38,000	42,543
Total				829,043
Finance Companies —%
General Electric Capital Corp.
05/15/24	3.450%		25,000	26,332
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		9,000	8,872
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		45,000	45,278
ConAgra Foods, Inc.
01/25/43	4.650%		25,000	25,082
Diageo Finance BV
10/28/15	5.300%		30,000	30,812
Heineken NV (d)
10/01/42	4.000%		15,000	14,880
JM Smucker Co. (The) (d)
03/15/45	4.375%		15,000	15,628
Molson Coors Brewing Co.
05/01/42	5.000%		45,000	47,781
PepsiCo, Inc.
08/13/15	0.700%		30,000	30,053
Sysco Corp.
10/02/44	4.500%		15,000	15,990
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		60,000	61,864
Total				296,240
Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%		10,000	10,867
Express Scripts Holding Co.
05/15/16	3.125%		60,000	61,460
McKesson Corp.
12/04/15	0.950%		48,000	48,108
03/15/23	2.850%		10,000	10,001
Medtronic, Inc. (d)
03/15/45	4.625%		15,000	17,002
Total				147,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance 0.1%
Cigna Corporation
03/15/21	4.500%	$30,000	$33,681
UnitedHealth Group, Inc.
03/15/22	2.875%	20,000	20,337
10/15/15	0.850%	60,000	60,120
Total			114,138
Independent Energy 0.2%
Anadarko Petroleum Corp.
09/15/16	5.950%	45,000	48,005
Canadian Natural Resources Ltd.
08/15/16	6.000%	14,000	14,940
04/15/24	3.800%	65,000	65,053
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	15,000	13,545
Continental Resources, Inc.
09/15/22	5.000%	20,000	19,725
06/01/44	4.900%	30,000	26,457
Hess Corp.
02/15/41	5.600%	15,000	16,459
Marathon Oil Corp.
11/01/15	0.900%	2,000	2,000
Noble Energy, Inc.
11/15/43	5.250%	25,000	26,127
11/15/44	5.050%	15,000	15,739
Woodside Finance Ltd. (d)
03/05/25	3.650%	50,000	49,370
Total			297,420
Integrated Energy —%
Cenovus Energy, Inc.
09/15/43	5.200%	10,000	10,091
09/15/42	4.450%	21,000	19,246
09/15/23	3.800%	11,000	10,922
Total			40,259
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	105,000	112,895
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	20,000	21,890
MetLife, Inc.
09/15/23	4.368%	25,000	27,760
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	50,000	56,498
Total			219,043
Media and Entertainment 0.2%
21st Century Fox America, Inc.
09/15/44	4.750%	30,000	33,624
Scripps Networks Interactive, Inc.
11/15/24	3.900%	72,000	74,286

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Media and Entertainment (continued)
Sky PLC (d)
11/26/22	3.125%	$80,000	$79,814
Thomson Reuters Corp.
05/23/16	0.875%	26,000	25,990
05/23/43	4.500%	35,000	35,790
Time Warner, Inc.
03/29/41	6.250%	20,000	25,812
Total			275,316
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	10,000	11,452
Barrick Gold Corp.
04/01/42	5.250%	20,000	19,306
Newmont Mining Corp.
03/15/42	4.875%	8,000	7,118
Rio Tinto Finance USA PLC
08/21/42	4.125%	10,000	9,849
Teck Resources Ltd.
03/01/42	5.200%	10,000	8,891
Vale SA
09/11/42	5.625%	25,000	21,635
Total			78,251
Midstream 0.2%
Energy Transfer Partners LP
02/01/43	5.150%	5,000	5,008
Enterprise Products Operating LLC
02/15/45	5.100%	25,000	28,008
Kinder Morgan Energy Partners LP
03/01/43	5.000%	15,000	14,650
09/01/22	3.950%	20,000	20,313
05/01/24	4.300%	25,000	25,452
02/15/23	3.450%	64,000	62,919
NiSource Finance Corp.
09/15/17	5.250%	13,000	14,215
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	65,000	63,351
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	10,000	10,751
TransCanada PipeLines Ltd.
10/16/23	3.750%	10,000	10,487
Williams Partners LP
09/15/45	5.100%	44,000	42,428
Total			297,582
Natural Gas 0.1%
Sempra Energy
04/01/17	2.300%	25,000	25,500
06/15/24	3.550%	80,000	83,777
Total			109,277

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	$45,000		$34,543
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/15	1.200%		60,000	60,088
11/06/17	1.750%		10,000	10,035
Actavis Funding
03/15/45	4.750%		5,000	5,314
Amgen, Inc.
05/15/43	5.375%		25,000	29,827
06/15/16	2.300%		50,000	50,750
Total				156,014
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%		15,000	15,801
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		55,000	60,569
CNA Financial Corp.
05/15/24	3.950%		16,000	16,582
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%		30,000	33,139
Loews Corp.
05/15/23	2.625%		15,000	14,646
Total				140,737
Railroads —%
Canadian Pacific Railway Co.
02/01/25	2.900%		45,000	44,887
Refining 0.1%
Marathon Petroleum Corp.
09/15/44	4.750%		30,000	30,530
03/01/16	3.500%		30,000	30,655
Phillips 66
05/01/17	2.950%		30,000	31,028
Total				92,213
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%		50,000	51,969
Technology 0.1%
Apple, Inc.
02/09/45	3.450%		10,000	9,492
International Business Machine Corp.
11/19/19	1.375%	EUR	100,000	112,006

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Technology (continued)
Oracle Corp.
07/08/44	4.500%	$20,000		$22,291
Total				143,789
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (d)
03/15/42	5.625%		6,000	6,997
11/15/24	3.850%		6,000	6,250
ERAC USA Finance LLC (d)
02/15/45	4.500%		10,000	10,117
FedEx Corp.
02/01/45	4.100%		5,000	4,992
01/15/44	5.100%		18,000	20,928
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	50,000	88,052
Total				137,336
Wireless 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%		13,000	13,109
Rogers Communications, Inc.
03/15/23	3.000%		76,000	75,631
Vodafone Group PLC
02/19/43	4.375%		10,000	9,836
Total				98,576
Wirelines 0.2%
AT&T, Inc.
08/15/16	2.400%		65,000	66,150
06/15/45	4.350%		80,000	76,518
Orange SA
02/06/44	5.500%		5,000	5,974
Verizon Communications, Inc.
11/01/42	3.850%		114,000	103,699
03/15/24	4.150%		19,000	20,410
Total				272,751
Total Corporate Bonds & Notes (Cost: $4,345,306)				$4,425,766

Residential Mortgage-Backed Securities - Agency 8.0%
Federal National Mortgage Association (e)(f)
04/20/30	2.500%		592,000	608,002
04/20/30	3.000%		592,000	620,582
04/20/30-04/14/45	3.500%		10,340,000	10,908,044
04/14/45	4.000%		592,000	632,978
Total Residential Mortgage-Backed Securities - Agency (Cost: $12,689,638)				$12,769,606

			Shares	Value

Exchange-Traded Funds 5.6%
SPDR S&P 500 ETF Trust			17,925	$3,700,258
iShares Core S&P 500 ETF			829	172,291
iShares MSCI EAFE ETF			72,532	4,654,378
iShares Russell 2000 ETF			3,625	450,769
Total Exchange-Traded Funds (Cost: $8,266,037)				$8,977,696

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.7%
S&P 500 Index
	18	1,900.00	12/16/16	$257,490
	2	1,700.00	12/16/16	17,830
	67	1,800.00	12/16/16	758,440
Total Options Purchased Puts (Cost: $1,277,473)				$1,033,760

			Shares	Value

Money Market Funds 20.3%
Columbia Short-Term Cash Fund, 0.123% (a)(g)			32,307,460	$32,307,460
Total Money Market Funds (Cost: $32,307,460)				$32,307,460
Total Investments
(Cost: $165,838,387)				$170,734,856(h)
Other Assets & Liabilities, Net				(11,602,877)
Net Assets				$159,131,979

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	05/07/2015	84,784 USD	57,000 GBP	—	(251)
UBS Securities	05/04/2015	104,000 EUR	114,025 USD	2,149	—
Total				2,149	(251)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $877,422 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND	1	CAD	112,700	06/2015	302	—
EURO STOXX 50	14	EUR	546,593	06/2015	—	(926)
EURO-BOBL	2	EUR	278,339	06/2015	439	—
EURO-BUND	2	EUR	341,413	06/2015	4,053	—
EURO-SCHATZ	2	EUR	239,189	06/2015	115	—
LONG GILT	1	GBP	179,121	06/2015	3,339	—
Russell 2000 Mini	15	USD	1,873,350	06/2015	26,779	—
S&P 500	1	USD	515,200	06/2015	1,084	—
S&P500 EMINI	92	USD	9,479,680	06/2015	32,366	—
TOPIX INDX	12	JPY	1,544,337	06/2015	11,811	—
US 5YR NOTE	47	USD	5,649,914	06/2015	36,277	—
US LONG BOND	3	USD	491,625	06/2015	1,593	—
US ULTRA BOND	43	USD	7,304,625	06/2015	253,284	—
Total			28,556,086		371,442	(926)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(17)	USD	(3,725,656)	06/2015	—	(12,520)
US LONG BOND	(7)	USD	(1,147,125)	06/2015	—	(23,053)
Total			(4,872,781)		—	(35,573)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,558,442	8,031,196	(5,282,178)	—	32,307,460	—	9,049	32,307,460
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	1,216,080	239,900	(34,405)	(477)	1,421,098	—	—	1,638,944
Columbia Variable Portfolio – Core Bond Fund, Class 1	1,010,000	—	—	—	1,010,000	—	—	1,030,240
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	9,378,365	1,795,169	(257,448)	(1,360)	10,914,726	—	—	11,194,358
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	1,081,912	86,525	(12,078)	(52)	1,156,307	—	—	1,273,187
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	453,319	93,294	(13,379)	(662)	532,572	—	—	548,193
Columbia Variable Portfolio – Global Bond Fund, Class 1	5,820,930	266,653	(27,363)	(1,868)	6,058,352	—	—	5,882,714
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	9,114,211	424,221	(43,532)	137	9,495,037	—	—	10,000,253

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	530,094	114,238	(16,383)	(123)	627,826	—	—	775,070
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	984,037	190,397	(27,306)	(402)	1,146,726	—	—	1,334,793
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	9,525,760	436,342	(44,776)	(2,095)	9,915,231	—	—	9,797,105
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	203,501	—	—	—	203,501	—	—	253,304
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	565,063	114,238	(16,383)	(482)	662,436	—	—	751,261
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	840,379	178,497	(25,599)	(430)	992,847	—	—	1,117,361
Columbia Variable Portfolio – Strategic Income Fund, Class 1	3,190,626	242,412	(24,876)	(132)	3,408,030	—	—	3,478,186
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	5,195,315	242,412	(24,876)	14	5,412,865	—	—	5,625,828
Variable Portfolio – American Century Diversified Bond Fund, Class 1	9,307,988	1,795,169	(257,448)	(671)	10,845,038	—	—	11,262,729
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	3,293,480	363,618	(37,313)	(326)	3,619,459	—	—	3,957,997
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	612,057	2,549	—	—	614,606	—	2,549	591,437
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	408,498	19,834	(2,036)	10	426,306	—	—	487,410
Variable Portfolio – DFA International Value Fund, Class 1	980,817	194,698	(27,305)	(3,424)	1,144,786	—	4,301	1,114,650
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	1,107,980	181,809	(18,657)	(31)	1,271,101	—	—	1,295,278
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	536,246	114,238	(16,383)	(226)	633,875	—	—	728,384
Variable Portfolio – Invesco International Growth Fund, Class 1	989,021	192,731	(27,305)	(1,924)	1,152,523	—	2,334	1,168,029
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	9,365,977	1,795,169	(257,448)	(1,463)	10,902,235	—	—	11,230,274
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	493,727	—	—	—	493,727	—	—	618,740
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	359,647	114,238	(16,383)	(229)	457,273	—	—	545,252
Variable Portfolio – MFS Value Fund, Class 1	1,272,645	266,555	(38,226)	(547)	1,500,427	—	—	1,703,746
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	617,948	100,167	(252,001)	(22,257)	443,857	94,550	5,617	335,148
Variable Portfolio – NFJ Dividend Value Fund, Class 1	1,078,753	228,476	(32,766)	(700)	1,273,763	—	—	1,383,937
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	530,519	114,238	(16,384)	(185)	628,188	—	—	743,002
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	560,412	112,334	(16,110)	(97)	656,539	—	—	761,063
Variable Portfolio – Partners Small Cap Value Fund, Class 1	1,309,200	264,651	(37,953)	(369)	1,535,529	—	—	1,668,171
Variable Portfolio – Pyramis® International Equity Fund, Class 1	1,031,543	453,150	(27,305)	(3,220)	1,454,168	—	10,753	1,419,747
Variable Portfolio – Pyrford International Equity Fund, Class 1	964,185	198,254	(27,305)	(1,218)	1,133,916	—	7,857	1,147,043
Variable Portfolio – Sit Dividend Growth Fund, Class 1	1,181,058	228,476	(32,766)	(439)	1,376,329	—	—	1,562,561
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	10,433,494	498,658	(71,513)	(325)	10,860,314	—	—	11,088,909

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Victory Established Value Fund, Class 1	479,197	—	—	—	479,197	—	—	605,111
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	1,048,265	48,482	(4,975)	(9)	1,091,763	—	—	1,101,153
Total	126,630,691	19,742,988	(7,068,164)	(45,582)	139,259,933	94,550	42,460	143,528,028

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $510,640 or 0.32% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	24,275,544	—	—	24,275,544
Fixed-Income Funds	86,945,024	—	—	86,945,024
Money Market Funds	32,307,460	—	—	32,307,460
Total Mutual Funds	143,528,028	—	—	143,528,028
Bonds
Corporate Bonds & Notes	—	4,425,766	—	4,425,766
Residential Mortgage-Backed Securities - Agency	—	12,769,606	—	12,769,606
Total Bonds	—	17,195,372	—	17,195,372
Equity Securities
Exchange-Traded Funds	8,977,696	—	—	8,977,696
Total Equity Securities	8,977,696	—	—	8,977,696
Other
Options Purchased Puts	1,033,760	—	—	1,033,760
Total Other	1,033,760	—	—	1,033,760
Investments in Securities	153,539,484	17,195,372	—	170,734,856
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,149	—	2,149
Futures Contracts	371,442	—	—	371,442
Liabilities
Forward Foreign Currency Exchange Contracts	—	(251)	—	(251)
Futures Contracts	(36,499)	—	—	(36,499)
Total	153,874,427	17,197,270	—	171,071,697

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.3%
INTERNATIONAL 7.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	352,559	$5,665,628
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	434,831	5,596,271
Variable Portfolio – DFA International Value Fund, Class 1 (a)	1,053,021	10,930,357
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	871,558	11,225,672
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	391,695	3,419,497
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	1,189,669	13,657,403
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	1,049,019	11,004,203
Total		61,499,031
U.S. LARGE CAP 16.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	946,293	15,519,208
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	620,114	12,272,054
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	610,264	7,725,949
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	365,248	13,346,163
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	396,897	7,283,057
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	596,278	10,715,113
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	366,302	7,095,272
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	264,011	5,100,703
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	824,543	15,575,611
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	746,929	13,736,017
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	363,915	7,332,886
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	978,572	15,275,506
Total		130,977,539
U.S. MID CAP 1.9%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	132,102	2,470,311

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	340,916	$6,842,180
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	276,030	5,418,466
Total		14,730,957
U.S. SMALL CAP 3.6%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	244,519	4,777,903
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	369,477	7,260,228
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	687,507	15,908,916
Total		27,947,047
Total Equity Funds (Cost: $218,685,638)		$235,154,574

Fixed-Income Funds 39.8%
FLOATING RATE 0.8%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	670,493	6,510,489
GLOBAL BOND 2.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	2,054,983	21,351,277
HIGH YIELD 5.1%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	4,267,799	39,775,886
INFLATION PROTECTED SECURITIES 3.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	2,414,593	23,590,569
INVESTMENT GRADE 26.3%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	301,904	3,070,361
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	3,766,222	39,244,033
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	3,531,093	36,158,389
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	1,885,135	20,302,906
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	3,518,518	39,548,146

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	3,540,481	$39,370,150
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	2,503,073	26,557,600
Total		204,251,585
MULTISECTOR 1.8%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	1,544,076	13,757,715
Total Fixed-Income Funds (Cost: $301,754,015)		$309,237,521

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 1.4%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$103,000	$105,709
Northrop Grumman Corp.
08/01/23	3.250%	115,000	118,562
03/15/21	3.500%	10,000	10,540
06/01/18	1.750%	50,000	50,147
Total			284,958
Banking 0.1%
Bank of America Corp.
04/01/24	4.000%	80,000	85,097
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	147,000	149,272
JPMorgan Chase & Co.
03/01/18	1.700%	50,000	50,167
01/23/25	3.125%	33,000	33,097
Morgan Stanley
10/23/24	3.700%	104,000	108,428
Wells Fargo & Co.
09/08/17	1.400%	80,000	80,354
Total			506,415
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	120,000	130,306
Time Warner Cable, Inc.
09/15/42	4.500%	90,000	92,319
Total			222,625
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%	50,000	52,267

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Chemicals (continued)
LYB International Finance BV
03/15/44	4.875%	$45,000	$48,337
Total			100,604
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%	110,000	111,957
Diversified Manufacturing —%
General Electric Co.
03/11/44	4.500%	50,000	56,125
Electric 0.3%
Appalachian Power Co.
05/15/44	4.400%	30,000	32,550
Berkshire Hathaway Energy Co.
02/01/45	4.500%	83,000	90,357
CMS Energy Corp.
03/15/22	5.050%	30,000	34,314
03/01/44	4.875%	85,000	98,989
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	20,000	22,875
DTE Energy Co.
06/01/16	6.350%	15,000	15,945
Dominion Resources, Inc.
09/15/42	4.050%	145,000	146,723
Duke Energy Corp.
10/15/23	3.950%	207,000	225,939
Eversource Energy
05/01/18	1.450%	115,000	114,205
Indiana Michigan Power Co.
03/15/23	3.200%	70,000	71,884
NextEra Energy Capital Holdings
06/01/15	1.200%	64,000	64,003
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	180,000	196,526
PPL Capital Funding, Inc.
03/15/24	3.950%	150,000	161,905
PSEG Power LLC
11/15/18	2.450%	10,000	10,133
11/15/23	4.300%	40,000	43,040
Pacific Gas & Electric Co.
02/15/24	3.750%	35,000	37,383
02/15/44	4.750%	65,000	75,260
03/15/45	4.300%	10,000	10,761
Southern California Edison Co.
10/01/43	4.650%	15,000	17,707
02/01/45	3.600%	10,000	10,039

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Southern Co. (The)
09/15/15	2.375%	$60,000		$60,476
TransAlta Corp.
06/03/17	1.900%		105,000	104,363
11/25/20	5.000%	CAD	105,000	87,610
Xcel Energy, Inc.
05/09/16	0.750%		135,000	135,030
05/15/20	4.700%		91,000	101,879
Total				1,969,896
Finance Companies —%
General Electric Capital Corp.
05/15/24	3.450%		60,000	63,196
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		17,000	16,759
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		105,000	105,649
ConAgra Foods, Inc.
01/25/43	4.650%		65,000	65,213
Diageo Finance BV
10/28/15	5.300%		74,000	76,002
General Mills, Inc.
11/16/20	2.100%	EUR	106,000	122,068
Heineken NV (d)
10/01/42	4.000%		35,000	34,721
JM Smucker Co. (The) (d)
03/15/45	4.375%		40,000	41,674
Molson Coors Brewing Co.
05/01/42	5.000%		105,000	111,489
PepsiCo, Inc.
08/13/15	0.700%		80,000	80,141
Sysco Corp.
10/02/44	4.500%		35,000	37,310
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		145,000	149,503
Total				840,529
Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%		25,000	27,168
Express Scripts Holding Co.
05/15/16	3.125%		145,000	148,528
McKesson Corp.
12/04/15	0.950%		121,000	121,273
03/15/23	2.850%		25,000	25,001

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Health Care (continued)
Medtronic, Inc. (d)
03/15/45	4.625%	$33,000	$37,405
Total			359,375
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	75,000	84,204
UnitedHealth Group, Inc.
03/15/22	2.875%	45,000	45,758
10/15/15	0.850%	140,000	140,280
Total			270,242
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	115,000	122,680
Canadian Natural Resources Ltd.
08/15/16	6.000%	37,000	39,485
04/15/24	3.800%	155,000	155,125
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	30,000	27,091
Continental Resources, Inc.
09/15/22	5.000%	50,000	49,313
06/01/44	4.900%	75,000	66,143
Hess Corp.
02/15/41	5.600%	35,000	38,404
Marathon Oil Corp.
11/01/15	0.900%	5,000	5,001
Noble Energy, Inc.
11/15/43	5.250%	60,000	62,704
11/15/44	5.050%	40,000	41,971
Woodside Finance Ltd. (d)
03/05/25	3.650%	121,000	119,474
Total			727,391
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	46,000	42,158
09/15/23	3.800%	17,000	16,880
09/15/43	5.200%	20,000	20,181
Total			79,219
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	250,000	268,798
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	50,000	54,724
MetLife, Inc.
09/15/23	4.368%	56,000	62,183
03/01/45	4.050%	5,000	5,178
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	100,000	101,443

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	$125,000	$141,246
Total			633,572
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	65,000	72,852
Scripps Networks Interactive, Inc.
11/15/24	3.900%	167,000	172,303
Sky PLC (d)
11/26/22	3.125%	200,000	199,534
Thomson Reuters Corp.
05/23/16	0.875%	55,000	54,979
05/23/43	4.500%	90,000	92,032
Time Warner, Inc.
03/29/41	6.250%	50,000	64,529
Total			656,229
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	25,000	28,630
Barrick Gold Corp.
04/01/42	5.250%	40,000	38,611
Newmont Mining Corp.
03/15/42	4.875%	25,000	22,245
Rio Tinto Finance USA PLC
08/21/42	4.125%	20,000	19,698
Teck Resources Ltd.
03/01/42	5.200%	31,000	27,563
Vale SA
09/11/42	5.625%	55,000	47,597
Total			184,344
Midstream 0.1%
Energy Transfer Partners LP
02/01/43	5.150%	15,000	15,024
Enterprise Products Operating LLC
02/15/45	5.100%	60,000	67,220
Kinder Morgan Energy Partners LP
05/01/24	4.300%	55,000	55,995
02/15/23	3.450%	154,000	151,398
03/01/43	5.000%	40,000	39,067
09/01/22	3.950%	45,000	45,704
NiSource Finance Corp.
09/15/17	5.250%	32,000	34,991
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	155,000	151,069
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	24,000	25,802

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
TransCanada PipeLines Ltd.
10/16/23	3.750%	$20,000	$20,974
Williams Partners LP
09/15/45	5.100%	113,000	108,962
Total			716,206
Natural Gas —%
Sempra Energy
04/01/17	2.300%	60,000	61,200
06/15/24	3.550%	195,000	204,206
Total			265,406
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	105,000	80,601
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/15	1.200%	145,000	145,212
11/06/17	1.750%	25,000	25,089
Actavis Funding
03/15/45	4.750%	10,000	10,628
Amgen, Inc.
05/15/43	5.375%	65,000	77,549
06/15/16	2.300%	115,000	116,726
Total			375,204
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%	40,000	42,135
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	135,000	148,669
CNA Financial Corp.
05/15/24	3.950%	36,000	37,310
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	65,000	71,801
Loews Corp.
05/15/23	2.625%	35,000	34,174
Total			334,089
Railroads —%
Canadian Pacific Railway Co.
02/01/25	2.900%	110,000	109,725
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%	75,000	76,637
09/15/44	4.750%	80,000	81,413

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Refining (continued)
Phillips 66
05/01/17	2.950%	$75,000		$77,571
Total				235,621
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%	120,000		124,727
Technology 0.1%
Apple, Inc.
02/09/45	3.450%	30,000		28,477
International Business Machine Corp.
11/19/19	1.375%	EUR	112,000	125,446
Oracle Corp.
07/08/44	4.500%	45,000		50,155
01/10/21	2.250%	EUR	100,000	117,319
Total				321,397
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
11/15/24	3.850%	12,000		12,499
03/15/42	5.625%	16,000		18,660
ERAC USA Finance LLC (d)
02/15/45	4.500%	26,000		26,303
FedEx Corp.
01/15/44	5.100%	40,000		46,507
02/01/45	4.100%	15,000		14,977
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	56,000	98,618
Total				217,564
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	31,000		31,259
Rogers Communications, Inc.
03/15/23	3.000%	186,000		185,097
Vodafone Group PLC
02/19/43	4.375%	20,000		19,672
Total				236,028
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	155,000		157,742
06/15/45	4.350%	195,000		186,513
Orange SA
02/06/44	5.500%	20,000		23,896
02/21/17	4.750%	EUR	50,000	58,323
Verizon Communications, Inc.
11/01/42	3.850%	270,000		245,601

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wirelines (continued)
03/15/24	4.150%	$45,000	$48,340
Total			720,415
Total Corporate Bonds & Notes (Cost: $10,628,915)			$10,803,660
Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 5.6%
Federal National Mortgage Association (e)(f)
04/20/30	2.500%	$1,750,000	$1,797,305
04/20/30	3.000%	1,750,000	1,834,492
04/20/30-04/14/45	3.500%	35,675,000	37,661,148
04/14/45	4.000%	1,750,000	1,871,133
Total Residential Mortgage-Backed Securities - Agency (Cost: $42,902,971)			$43,164,078

U.S. Treasury Obligations —%
U.S. Treasury
05/15/44	3.375%	7,000	8,200
Total U.S. Treasury Obligations (Cost: $7,612)			$8,200
		Shares	Value

Exchange-Traded Funds 6.5%
SPDR S&P 500 ETF Trust	86,625		$17,881,998
iShares MSCI EAFE ETF	489,487		31,410,381
iShares Russell 2000 ETF	12,800		1,591,680
Total Exchange-Traded Funds (Cost: $47,796,764)			$50,884,059

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.1%
S&P 500 Index
	212	1,900.00	12/16/16	$3,032,660
	24	1,700.00	12/16/16	213,960
	468	1,800.00	12/16/16	5,297,760
Total Options Purchased Puts (Cost: $10,192,343)				$8,544,380
			Shares	Value

Money Market Funds 20.1%
Columbia Short-Term Cash Fund, 0.123% (a)(g)			156,085,751	$156,085,751
Total Money Market Funds (Cost: $156,085,751)				$156,085,751
Total Investments
(Cost: $788,054,009)				$813,882,223(h)
Other Assets & Liabilities, Net				(37,645,012)
Net Assets				$776,237,211

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	05/07/2015	95,196 USD	64,000 GBP	—	(282)
UBS Securities	05/04/2015	397,000 EUR	435,267 USD	8,203	—
Total				8,203	(282)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $5,555,437 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	1	JPY	122,666	06/2015	—	(382)
CAN 10YR BOND	2	CAD	225,400	06/2015	604	—
EURO STOXX 50	145	EUR	5,661,139	06/2015	—	(9,589)
EURO-BOBL	4	EUR	556,679	06/2015	878	—
EURO-BUND	5	EUR	853,534	06/2015	10,133	—
EURO-SCHATZ	5	EUR	597,974	06/2015	287	—
LONG GILT	4	GBP	716,482	06/2015	13,356	—
Russell 2000 Mini	76	USD	9,491,640	06/2015	137,039	—
S&P 500	8	USD	4,121,600	06/2015	8,672	—
S&P500 EMINI	661	USD	68,109,440	06/2015	214,445	—
TOPIX INDX	62	JPY	7,979,072	06/2015	61,022	—
US 5YR NOTE	425	USD	51,089,649	06/2015	359,597	—
US LONG BOND	20	USD	3,277,500	06/2015	12,623	—
US ULTRA BOND	146	USD	24,801,750	06/2015	732,880	—
Total			177,604,525		1,551,536	(9,971)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(5)	USD	(644,531)	06/2015	—	(8,446)
US 2YR NOTE	(147)	USD	(32,215,969)	06/2015	—	(108,353)
US LONG BOND	(17)	USD	(2,785,875)	06/2015	—	(55,779)
Total			(35,646,375)		—	(172,578)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	146,599,911	34,305,491	(24,819,651)	—	156,085,751	—	43,982	156,085,751
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	12,231,945	1,542,778	(55,634)	(1,106)	13,717,983	—	—	15,519,208
Columbia Variable Portfolio — Core Bond Fund, Class 1	3,010,000	—	—	—	3,010,000	—	—	3,070,361
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	34,300,504	4,317,979	(155,711)	(14,617)	38,448,155	—	—	39,244,033

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	10,782,633	579,169	(16,034)	(421)	11,345,347	—	—	12,272,054
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	4,941,433	636,002	(22,935)	(1,626)	5,552,874	—	—	5,665,628
Columbia Variable Portfolio – Global Bond Fund, Class 1	21,296,413	794,528	(28,589)	(3,127)	22,059,225	—	—	21,351,277
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	36,631,335	1,408,482	(50,681)	(3,254)	37,985,882	—	—	39,775,886
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	5,660,929	755,646	(27,249)	(357)	6,388,969	—	—	7,725,949
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	10,346,018	1,303,490	(47,005)	(863)	11,601,640	—	—	13,346,163
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	35,460,180	1,300,137	(46,782)	(3,011)	36,710,524	—	—	36,158,389
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	2,061,525	—	—	—	2,061,525	—	—	2,470,311
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	5,878,614	755,646	(27,249)	(1,057)	6,605,954	—	—	7,283,057
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	8,586,032	1,177,549	(42,464)	(967)	9,720,150	—	—	10,715,113
Columbia Variable Portfolio – Strategic Income Fund, Class 1	12,849,420	722,298	(25,990)	(726)	13,545,002	—	—	13,757,715
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	18,862,110	722,298	(25,990)	33	19,558,451	—	—	20,302,906
Variable Portfolio – American Century Diversified Bond Fund, Class 1	33,960,041	4,317,979	(155,711)	(2,179)	38,120,130	—	—	39,548,146
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	20,629,435	1,083,447	(38,985)	97	21,673,994	—	—	23,590,569
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	5,882,086	24,120	—	—	5,906,206	—	24,120	5,596,271
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	4,136,063	162,517	(5,848)	(150)	4,292,582	—	—	4,777,903
Variable Portfolio – DFA International Value Fund, Class 1	10,271,540	1,302,066	(45,416)	(7,766)	11,520,424	—	42,656	10,930,357
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	5,906,583	541,724	(19,493)	(614)	6,428,200	—	—	6,510,489
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	5,571,385	755,646	(27,249)	(496)	6,299,286	—	—	7,095,272
Variable Portfolio – Invesco International Growth Fund, Class 1	10,069,330	1,282,090	(45,416)	(5,352)	11,300,652	—	22,679	11,225,672
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	34,085,826	4,317,979	(155,711)	(1,356)	38,246,738	—	—	39,370,150
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	5,622,510	—	—	—	5,622,510	—	—	6,842,180
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	3,649,518	755,646	(27,249)	(424)	4,377,491	—	—	5,100,703
Variable Portfolio – MFS Value Fund, Class 1	12,356,492	1,668,719	(60,176)	(1,061)	13,963,974	—	—	15,575,611
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	6,381,836	1,021,993	(2,576,000)	(259,975)	4,567,854	964,685	57,308	3,419,497
Variable Portfolio – NFJ Dividend Value Fund, Class 1	11,386,309	1,542,778	(55,634)	(1,384)	12,872,069	—	—	13,736,017
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	5,637,643	755,646	(27,249)	(530)	6,365,510	—	—	7,332,886
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	5,699,485	742,153	(26,763)	(431)	6,414,444	—	—	7,260,228
Variable Portfolio – Partners Small Cap Value Fund, Class 1	13,254,249	1,754,179	(63,257)	(985)	14,944,186	—	—	15,908,916

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Pyramis® International Equity Fund, Class 1	10,343,283	3,939,768	(45,416)	(7,083)	14,230,552	—	104,357	13,657,403
Variable Portfolio – Pyrford International Equity Fund, Class 1	9,689,704	1,335,618	(45,416)	(2,562)	10,977,344	—	76,207	11,004,203
Variable Portfolio – Sit Dividend Growth Fund, Class 1	12,140,409	1,542,778	(55,634)	(852)	13,626,701	—	—	15,275,506
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	24,811,663	1,199,439	(43,253)	(135)	25,967,714	—	—	26,557,600
Variable Portfolio – Victory Established Value Fund, Class 1	4,409,411	—	—	—	4,409,411	—	—	5,418,466
Total	625,393,803	80,367,778	(28,911,840)	(324,337)	676,525,404	964,685	371,309	700,477,846

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $1,330,678 or 0.17% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	235,154,574	—	—	235,154,574
Fixed-Income Funds	309,237,521	—	—	309,237,521
Money Market Funds	156,085,751	—	—	156,085,751
Total Mutual Funds	700,477,846	—	—	700,477,846
Bonds
Corporate Bonds & Notes	—	10,803,660	—	10,803,660
Residential Mortgage-Backed Securities - Agency	—	43,164,078	—	43,164,078
U.S. Treasury Obligations	8,200	—	—	8,200
Total Bonds	8,200	53,967,738	—	53,975,938
Equity Securities
Exchange-Traded Funds	50,884,059	—	—	50,884,059
Total Equity Securities	50,884,059	—	—	50,884,059
Other
Options Purchased Puts	8,544,380	—	—	8,544,380
Total Other	8,544,380	—	—	8,544,380
Investments in Securities	759,914,485	53,967,738	—	813,882,223
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	8,203	—	8,203
Futures Contracts	1,551,536	—	—	1,551,536
Liabilities
Forward Foreign Currency Exchange Contracts	—	(282)	—	(282)
Futures Contracts	(182,549)	—	—	(182,549)
Total	761,283,472	53,975,659	—	815,259,131

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.2%
INTERNATIONAL 15.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	5,696,718	$91,546,256
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	7,746,601	99,698,750
Variable Portfolio – DFA International Value Fund, Class 1 (a)	17,540,824	182,073,749
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	14,566,955	187,622,375
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	6,501,194	56,755,427
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	20,061,312	230,303,866
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	17,589,906	184,518,115
Total		1,032,518,538
U.S. LARGE CAP 33.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	15,681,682	257,179,584
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	10,992,557	217,542,700
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	10,170,482	128,758,302
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	5,490,011	200,605,005
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	6,757,596	124,001,882
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	10,005,928	179,806,524
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	6,175,860	119,626,405
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	4,431,356	85,613,802
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	14,077,198	265,918,266
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	12,267,455	225,598,504
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	6,129,131	123,501,994
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	16,354,871	255,299,535
Total		2,183,452,503
U.S. MID CAP 4.0%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,298,419	42,980,429

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	5,901,861	$118,450,351
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	5,137,741	100,853,868
Total		262,284,648
U.S. SMALL CAP 7.2%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	4,282,386	83,677,825
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	6,190,581	121,644,925
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	11,565,248	267,619,831
Total		472,942,581
Total Equity Funds (Cost: $3,704,130,858)		$3,951,198,270

Fixed-Income Funds 10.2%
FLOATING RATE 0.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	3,322,964	32,265,980
GLOBAL BOND 0.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	4,998,278	51,932,113
HIGH YIELD 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	9,217,995	85,911,709
INFLATION PROTECTED SECURITIES 1.1%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	7,255,275	70,884,040
INVESTMENT GRADE 6.0%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	602,807	6,130,541
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	7,905,880	82,379,271
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	7,456,994	76,359,623
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	4,084,260	43,987,481
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	7,391,563	83,081,167

		Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)		7,479,951	$83,177,057
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		2,138,915	22,693,885
Total			397,809,025
MULTISECTOR 0.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)		3,552,572	31,653,417
Total Fixed-Income Funds (Cost: $654,473,362)			$670,456,284

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 0.7%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$437,000	$448,496
Northrop Grumman Corp.
08/01/23	3.250%	474,000	488,681
03/15/21	3.500%	41,000	43,214
06/01/18	1.750%	215,000	215,631
Total			1,196,022
Banking —%
Bank of America Corp.
04/01/24	4.000%	330,000	351,026
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	607,000	616,381
JPMorgan Chase & Co.
03/01/18	1.700%	215,000	215,717
01/23/25	3.125%	121,000	121,355
Morgan Stanley
10/23/24	3.700%	432,000	450,395
Wells Fargo & Co.
09/08/17	1.400%	340,000	341,504
Total			2,096,378
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	505,000	548,373
Time Warner Cable, Inc.
09/15/42	4.500%	365,000	374,404
Total			922,777
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%	210,000	219,520
LYB International Finance BV
03/15/44	4.875%	180,000	193,347
Total			412,867

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		$455,000	$463,095

Diversified Manufacturing —%
General Electric Co.
03/11/44	4.500%		205,000	230,114

Electric 0.1%
Appalachian Power Co.
05/15/44	4.400%		120,000	130,199
Berkshire Hathaway Energy Co.
02/01/45	4.500%		336,000	365,781
CMS Energy Corp.
03/15/22	5.050%		130,000	148,693
03/01/44	4.875%		345,000	401,779
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		75,000	85,782
DTE Energy Co.
06/01/16	6.350%		55,000	58,466
Dominion Resources, Inc.
09/15/42	4.050%		605,000	612,189
Duke Energy Corp.
10/15/23	3.950%		859,000	937,592
Eversource Energy
05/01/18	1.450%		481,000	477,676
Indiana Michigan Power Co.
03/15/23	3.200%		300,000	308,074
NextEra Energy Capital Holdings
06/01/15	1.200%		272,000	272,015
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		766,000	836,326
PPL Capital Funding, Inc.
03/15/24	3.950%		620,000	669,208
PSEG Power LLC
11/15/18	2.450%		50,000	50,665
11/15/23	4.300%		165,000	177,538
Pacific Gas & Electric Co.
02/15/24	3.750%		140,000	149,532
02/15/44	4.750%		275,000	318,407
03/15/45	4.300%		50,000	53,807
Southern California Edison Co.
10/01/43	4.650%		65,000	76,731
02/01/45	3.600%		35,000	35,136
Southern Co. (The)
09/15/15	2.375%		245,000	246,944
TransAlta Corp.
06/03/17	1.900%		430,000	427,391
11/25/20	5.000%	CAD	430,000	358,785
Xcel Energy, Inc.
05/09/16	0.750%		556,000	556,126

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
05/15/20	4.700%	$379,000		$424,308
Total				8,179,150
Finance Companies —%
General Electric Capital Corp.
05/15/24	3.450%		260,000	273,851

Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		65,000	64,077
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		445,000	447,749
ConAgra Foods, Inc.
01/25/43	4.650%		260,000	260,852
Diageo Finance BV
10/28/15	5.300%		303,000	311,199
General Mills, Inc.
11/16/20	2.100%	EUR	440,000	506,696
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%		200,000	202,486
01/25/22	4.500%		150,000	161,730
Heineken NV (d)
10/01/42	4.000%		150,000	148,804
JM Smucker Co. (The) (d)
03/15/45	4.375%		175,000	182,323
Molson Coors Brewing Co.
05/01/42	5.000%		430,000	456,574
PepsiCo, Inc.
08/13/15	0.700%		325,000	325,575
SABMiller Holdings, Inc. (d)
01/15/42	4.950%		305,000	342,694
Sysco Corp.
10/02/44	4.500%		150,000	159,901
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		605,000	623,789
Total				4,194,449
Health Care —%
Becton Dickinson and Co.
12/15/44	4.685%		105,000	114,106
Express Scripts Holding Co.
05/15/16	3.125%		595,000	609,476
McKesson Corp.
12/04/15	0.950%		507,000	508,144
03/15/23	2.850%		100,000	100,004
Medtronic, Inc. (d)
03/15/45	4.625%		139,000	157,553
Total				1,489,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	$315,000	$353,656
UnitedHealth Group, Inc.
03/15/22	2.875%	195,000	198,286
10/15/15	0.850%	590,000	591,178
Total			1,143,120
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	475,000	506,723
Canadian Natural Resources Ltd.
08/15/16	6.000%	149,000	159,005
04/15/24	3.800%	635,000	635,514
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	125,000	112,878
Continental Resources, Inc.
09/15/22	5.000%	215,000	212,044
06/01/44	4.900%	315,000	277,801
Hess Corp.
02/15/41	5.600%	140,000	153,614
Marathon Oil Corp.
11/01/15	0.900%	20,000	20,004
Noble Energy, Inc.
11/15/43	5.250%	245,000	256,041
11/15/44	5.050%	175,000	183,624
Woodside Finance Ltd. (d)
03/05/25	3.650%	493,000	486,784
Total			3,004,032
Integrated Energy —%
Cenovus Energy, Inc.
09/15/43	5.200%	90,000	90,815
09/15/42	4.450%	188,000	172,298
09/15/23	3.800%	76,000	75,461
Total			338,574
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	1,035,000	1,112,822
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	205,000	224,370
MetLife, Inc.
09/15/23	4.368%	227,000	252,065
03/01/45	4.050%	15,000	15,534
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	520,000	587,583
Total			2,192,374
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	275,000	308,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Media and Entertainment (continued)
Scripps Networks Interactive, Inc.
11/15/24	3.900%	$688,000	$709,848
Sky PLC (d)
11/26/22	3.125%	835,000	833,054
Thomson Reuters Corp.
05/23/16	0.875%	238,000	237,909
05/23/43	4.500%	365,000	373,242
Time Warner, Inc.
03/29/41	6.250%	215,000	277,473
Total			2,739,746
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	95,000	108,795
Barrick Gold Corp.
04/01/42	5.250%	175,000	168,923
Newmont Mining Corp.
03/15/42	4.875%	100,000	88,979
Rio Tinto Finance USA PLC
08/21/42	4.125%	80,000	78,791
Teck Resources Ltd.
03/01/42	5.200%	122,000	108,473
Vale SA
09/11/42	5.625%	215,000	186,061
Total			740,022
Midstream 0.1%
Energy Transfer Partners LP
02/01/43	5.150%	65,000	65,106
Enterprise Products Operating LLC
02/15/45	5.100%	245,000	274,483
Kinder Morgan Energy Partners LP
02/15/23	3.450%	641,000	630,172
03/01/43	5.000%	165,000	161,150
09/01/22	3.950%	180,000	182,815
05/01/24	4.300%	235,000	239,250
NiSource Finance Corp.
09/15/17	5.250%	133,000	145,432
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	640,000	623,768
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	101,000	108,584
TransCanada PipeLines Ltd.
10/16/23	3.750%	75,000	78,653
Williams Partners LP
09/15/45	5.100%	465,000	448,381
Total			2,957,794

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Natural Gas —%
Sempra Energy
04/01/17	2.300%	$245,000	$249,899
06/15/24	3.550%	805,000	843,004
Total			1,092,903
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	420,000	322,403

Other Industry —%
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	200,000	202,887

Pharmaceuticals —%
AbbVie, Inc.
11/06/15	1.200%	605,000	605,883
11/06/17	1.750%	115,000	115,408
Actavis Funding
03/15/45	4.750%	45,000	47,829
Amgen, Inc.
05/15/43	5.375%	260,000	310,196
06/15/16	2.300%	475,000	482,128
Total			1,561,444
Property & Casualty —%
Alleghany Corp.
09/15/44	4.900%	165,000	173,806
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	555,000	611,193
CNA Financial Corp.
05/15/24	3.950%	147,000	152,351
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	280,000	309,299
Loews Corp.
05/15/23	2.625%	150,000	146,460
Total			1,393,109
Railroads —%
Burlington Northern Santa Fe LLC
09/01/44	4.550%	5,000	5,479
Canadian Pacific Railway Co.
02/01/25	2.900%	465,000	463,837
Total			469,316
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%	315,000	321,878
09/15/44	4.750%	310,000	315,475
Phillips 66
05/01/17	2.950%	305,000	315,455
Total			952,808

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%	$505,000		$524,891

Technology —%
Apple, Inc.
02/09/45	3.450%	130,000		123,401
International Business Machine Corp.
11/19/19	1.375%	EUR	466,000	521,946
Oracle Corp.
07/08/44	4.500%	185,000		206,194
01/10/21	2.250%	EUR	349,000	409,441
Total				1,260,982
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
03/15/42	5.625%	65,000		75,804
11/15/24	3.850%	55,000		57,287
ERAC USA Finance LLC (d)
02/15/45	4.500%	105,000		106,225
FedEx Corp.
02/01/45	4.100%	55,000		54,917
01/15/44	5.100%	169,000		196,492
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	233,000	410,321
Total				901,046
Wireless —%
America Movil SAB de CV
07/16/42	4.375%	200,000		199,972
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	128,000		129,072
Rogers Communications, Inc.
03/15/23	3.000%	767,000		763,275
Vodafone Group PLC
02/19/43	4.375%	90,000		88,523
Total				1,180,842
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	640,000		651,321
06/15/45	4.350%	820,000		784,313
Orange SA
02/06/44	5.500%	75,000		89,610
02/21/17	4.750%	EUR	163,000	190,132
Verizon Communications, Inc.
11/01/42	3.850%	1,120,000		1,018,791
03/15/24	4.150%	187,000		200,879
Total				2,935,046
Total Corporate Bonds & Notes (Cost: $44,578,358)				$45,371,325

	Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 2.0%
Federal National Mortgage Association (e)(f)
	04/20/30	2.500%	$5,000,000	$5,135,156
	04/20/30	3.000%	5,000,000	5,241,406
	04/20/30-04/14/45	3.500%	106,275,000	112,206,336
	04/14/45	4.000%	5,000,000	5,346,094
Total Residential Mortgage-Backed Securities - Agency (Cost: $127,160,533)				$127,928,992

			Shares	Value

Exchange-Traded Funds 6.8%
	SPDR S&P 500 ETF Trust		788,300	$162,728,769
	iShares MSCI EAFE ETF		4,396,115	282,098,699
Total Exchange-Traded Funds (Cost: $424,967,835)				$444,827,468

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 2.1%
	S&P 500 Index
	388	1,700.00	12/16/16	$3,459,020
	7,161	1,800.00	12/16/16	81,062,520
	3,921	1,900.00	12/16/16	56,089,905
Total Options Purchased Puts (Cost: $165,071,277)				$140,611,445

			Shares	Value

Money Market Funds 18.8%
Columbia Short-Term Cash Fund, 0.123% (a)(g)			1,233,605,681	$1,233,605,681
Total Money Market Funds (Cost: $1,233,605,681)				$1,233,605,681
Total Investments
(Cost: $6,353,987,904)				$6,613,999,465(h)
Other Assets & Liabilities, Net				(53,221,192)
Net Assets				$6,560,778,273

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	05/07/2015	398,631 USD	268,000 GBP	—	(1,179)
UBS Securities LLC	05/04/2015	1,527,000 EUR	1,674,188 USD	31,550	—
Total				31,550	(1,179)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $81,689,118 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	4	JPY	490,666	06/2015	—	(1,529)
CAN 10YR BOND	6	CAD	676,199	06/2015	1,813	—
DAX INDEX	69	EUR	22,277,157	06/2015	—	(378,947)
EURO BUXL 30Y BND	2	EUR	378,832	06/2015	25,131	—
EURO STOXX 50	3,019	EUR	117,868,822	06/2015	—	(199,656)
EURO-BOBL	18	EUR	2,505,054	06/2015	3,952	—
EURO-BUND	19	EUR	3,243,428	06/2015	34,320	—
EURO-SCHATZ	11	EUR	1,315,542	06/2015	631	—
FTSE/MIB IDX	181	EUR	22,204,231	06/2015	274,507	—
HANG SENG IDX	132	HKD	21,239,628	04/2015	416,627	—
LONG GILT	17	GBP	3,045,049	06/2015	56,763	—
MINI MSCI EAFE	49	USD	4,483,255	06/2015	74,370	—
MSCI SING IX ETS	519	SGD	28,749,503	04/2015	126,519	—
Russell 2000 Mini	744	USD	92,918,160	06/2015	1,261,757	—
S&P 500	190	USD	97,888,000	06/2015	205,960	—
S&P500 EMINI	9,848	USD	1,014,737,920	06/2015	2,868,029	—
SPI 200	193	AUD	21,630,822	06/2015	167,882	—
TOPIX INDX	640	JPY	82,364,614	06/2015	629,909	—
US 5YR NOTE	4,052	USD	487,094,729	06/2015	3,265,371	—
US LONG BOND	370	USD	60,633,750	06/2015	266,623	—
US ULTRA BOND	429	USD	72,876,375	06/2015	1,691,341	—
Total			2,158,621,736		11,371,505	(580,132)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(11)	USD	(1,417,969)	06/2015	—	(18,581)
US 2YR NOTE	(2,467)	USD	(540,658,469)	06/2015	—	(1,817,200)
US LONG BOND	(74)	USD	(12,126,750)	06/2015	—	(242,462)
Total			(554,203,188)		—	(2,078,243)

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,142,018,803	364,015,721	(272,428,843)	—	1,233,605,681	—	339,970	1,233,605,681
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	209,873,737	18,566,493	—	—	228,440,230	—	—	257,179,584
Columbia Variable Portfolio – Core Bond Fund, Class 1	6,010,000	—	—	—	6,010,000	—	—	6,130,541
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	74,011,912	6,549,021	—	—	80,560,933	—	—	82,379,271

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	193,332,498	9,116,351	—	—	202,448,849	—	—	217,542,700
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	82,115,627	7,678,735	—	—	89,794,362	—	—	91,546,256
Columbia Variable Portfolio – Global Bond Fund, Class 1	52,007,690	1,569,784	—	—	53,577,474	—	—	51,932,113
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	79,258,307	2,782,801	—	—	82,041,108	—	—	85,911,709
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	97,522,250	9,359,652	—	—	106,881,902	—	—	128,758,302
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	160,961,212	14,020,377	—	—	174,981,589	—	—	200,605,005
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	75,060,551	2,568,737	—	—	77,629,288	—	—	76,359,623
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	36,621,673	—	—	—	36,621,673	—	—	42,980,429
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	104,508,440	9,359,651	—	—	113,868,091	—	—	124,001,882
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	149,953,423	14,326,001	—	—	164,279,424	—	—	179,806,524
Columbia Variable Portfolio – Strategic Income Fund, Class 1	29,785,595	1,427,076	—	—	31,212,671	—	—	31,653,417
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	40,964,575	1,427,077	—	—	42,391,652	—	—	43,987,481
Variable Portfolio – American Century Diversified Bond Fund, Class 1	73,403,543	6,549,021	—	—	79,952,564	—	—	83,081,167
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	63,523,283	2,140,615	—	—	65,663,898	—	—	70,884,040
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	105,864,686	429,706	—	—	106,294,392	—	429,706	99,698,750
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	73,446,872	2,568,741	—	—	76,015,613	—	—	83,677,825
Variable Portfolio – DFA International Value Fund, Class 1	178,652,077	15,989,494	—	—	194,641,571	—	708,430	182,073,749
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	31,651,206	1,070,307	—	—	32,721,513	—	—	32,265,980
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	97,568,858	9,359,654	—	—	106,928,512	—	—	119,626,405
Variable Portfolio – Invesco International Growth Fund, Class 1	175,385,545	15,659,022	—	—	191,044,567	—	377,959	187,622,375
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	74,181,505	6,549,021	—	—	80,730,526	—	—	83,177,057
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	99,021,910	—	—	—	99,021,910	—	—	118,450,351

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	64,722,888	9,359,651	—	—	74,082,539	—	—	85,613,802
Variable Portfolio – MFS Value Fund, Class 1	219,229,736	20,629,437	—	—	239,859,173	—	—	265,918,266
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	106,878,369	16,962,633	(42,751,000)	(4,623,266)	76,466,736	16,011,456	951,177	56,755,427
Variable Portfolio – NFJ Dividend Value Fund, Class 1	193,770,601	18,566,493	—	—	212,337,094	—	—	225,598,504
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	98,667,916	9,359,652	—	—	108,027,568	—	—	123,501,994
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	99,587,502	9,004,914	—	—	108,592,416	—	—	121,644,925
Variable Portfolio – Partners Small Cap Value Fund, Class 1	232,606,726	21,284,343	—	—	253,891,069	—	—	267,619,831
Variable Portfolio – Pyramis® International Equity Fund, Class 1	182,639,837	59,787,685	—	—	242,427,522	—	1,755,621	230,303,866
Variable Portfolio – Pyrford International Equity Fund, Class 1	168,268,437	16,555,137	—	—	184,823,574	—	1,274,073	184,518,115
Variable Portfolio – Sit Dividend Growth Fund, Class 1	210,203,886	18,528,291	—	—	228,732,177	—	—	255,299,535
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	20,162,562	1,819,173	—	—	21,981,735	—	—	22,693,885
Variable Portfolio – Victory Established Value Fund, Class 1	83,628,305	—	—	—	83,628,305	—	—	100,853,868
Total	5,187,072,543	724,940,467	(315,179,843)	(4,623,266)	5,592,209,901	16,011,456	5,836,936	5,855,260,235

(b)                                     Non-income producing.

(c)                                     Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $6,036,956 or 0.09% of net assets.

(e)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)                                       The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)                                     The rate shown is the seven-day current annualized yield at March 31, 2015.

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD                         Australian Dollar

CAD                         Canadian Dollar

EUR                         Euro

GBP                         British Pound

HKD                         Hong Kong Dollar

JPY                            Japanese Yen

SGD                        Singapore Dollar

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	3,951,198,270	—	—	3,951,198,270
Fixed-Income Funds	670,456,284	—	—	670,456,284
Money Market Funds	1,233,605,681	—	—	1,233,605,681
Total Mutual Funds	5,855,260,235	—	—	5,855,260,235
Bonds
Corporate Bonds & Notes	—	45,371,325	—	45,371,325
Residential Mortgage-Backed Securities - Agency	—	127,928,992	—	127,928,992
Total Bonds	—	173,300,317	—	173,300,317
Equity Securities
Exchange-Traded Funds	444,827,468	—	—	444,827,468
Total Equity Securities	444,827,468	—	—	444,827,468
Other
Options Purchased Puts	140,611,445	—	—	140,611,445
Total Other	140,611,445	—	—	140,611,445
Investments in Securities	6,440,699,148	173,300,317	—	6,613,999,465
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	31,550	—	31,550
Futures Contracts	11,371,505	—	—	11,371,505
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,179)	—	(1,179)
Futures Contracts	(2,658,375)	—	—	(2,658,375)
Total	6,449,412,278	173,330,688	—	6,622,742,966

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Diversified Absolute Return Fund (formerly Columbia Variable Portfolio – Multi-Strategy Alternatives Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 22.8%
CONSUMER DISCRETIONARY 3.1%
Automobiles 0.2%
Tesla Motors, Inc. (a)	3,311	$625,017
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	3,930	382,939
Household Durables —%
Garmin Ltd.	2,610	124,027
Internet & Catalog Retail 0.7%
Amazon.com, Inc. (a)	3,411	1,269,233
Priceline Group, Inc. (The) (a)	1,070	1,245,641
Total		2,514,874
Media 0.6%
Comcast Corp., Class A	23,500	1,327,045
Time Warner, Inc.	7,940	670,454
Total		1,997,499
Multiline Retail 0.1%
Macy’s, Inc.	7,375	478,711
Specialty Retail 0.6%
Home Depot, Inc. (The)	9,700	1,102,017
Tractor Supply Co.	9,539	811,387
Total		1,913,404
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	9,540	319,685
Michael Kors Holdings Ltd. (a)	11,904	782,688
Nike, Inc., Class B	10,380	1,041,426
VF Corp.	5,635	424,372
Total		2,568,171
TOTAL CONSUMER DISCRETIONARY		10,604,642
CONSUMER STAPLES 1.9%
Beverages 0.4%
Anheuser-Busch InBev NV, ADR	2,260	275,517
Coca-Cola Enterprises, Inc.	8,310	367,302
PepsiCo, Inc.	7,660	732,449
Total		1,375,268

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 0.5%
CVS Health Corp.	8,425	$869,544
Wal-Mart Stores, Inc.	9,315	766,159
Total		1,635,703
Food Products 0.1%
General Mills, Inc.	7,335	415,161
Household Products 0.4%
Kimberly-Clark Corp.	5,325	570,361
Procter & Gamble Co. (The)	10,275	841,933
Total		1,412,294
Tobacco 0.5%
Altria Group, Inc.	16,350	817,827
Philip Morris International, Inc.	12,650	952,925
Total		1,770,752
TOTAL CONSUMER STAPLES		6,609,178
ENERGY 1.7%
Energy Equipment & Services 0.3%
FMC Technologies, Inc. (a)	17,527	648,674
Schlumberger Ltd.	7,550	629,972
Total		1,278,646
Oil, Gas & Consumable Fuels 1.4%
BP PLC, ADR	5,500	215,105
Cabot Oil & Gas Corp.	33,320	983,940
Chevron Corp.	6,975	732,235
ConocoPhillips	3,350	208,571
Exxon Mobil Corp.	15,020	1,276,700
Kinder Morgan, Inc.	9,525	400,622
Occidental Petroleum Corp.	7,250	529,250
Royal Dutch Shell PLC, ADR, Class A	7,440	443,796
Total		4,790,219
TOTAL ENERGY		6,068,865
FINANCIALS 2.7%
Banks 1.2%
Fifth Third Bancorp	12,800	241,280
JPMorgan Chase & Co.	21,900	1,326,702
PNC Financial Services Group, Inc. (The)	6,200	578,088

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
U.S. Bancorp	12,340	$538,888
Wells Fargo & Co.	24,550	1,335,520
Total		4,020,478
Capital Markets 0.5%
BlackRock, Inc.	2,265	828,627
Northern Trust Corp.	5,875	409,194
T. Rowe Price Group, Inc.	4,050	327,969
Total		1,565,790
Diversified Financial Services 0.1%
CME Group, Inc.	5,550	525,640
Insurance 0.5%
ACE Ltd.	4,465	497,803
Chubb Corp. (The)	4,050	409,455
Marsh & McLennan Companies, Inc.	12,300	689,907
Total		1,597,165
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc.	1,540	150,982
AvalonBay Communities, Inc.	1,160	202,130
Duke Realty Corp.	6,925	150,757
Essex Property Trust, Inc.	580	133,342
Public Storage	2,980	587,477
Simon Property Group, Inc.	1,720	336,501
Total		1,561,189
TOTAL FINANCIALS		9,270,262
HEALTH CARE 4.0%
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc. (a)	5,723	991,796
Amgen, Inc.	5,185	828,822
Biogen, Inc. (a)	2,630	1,110,491
Celgene Corp. (a)	8,020	924,546
Gilead Sciences, Inc. (a)	6,220	610,369
Intercept Pharmaceuticals, Inc. (a)	1,995	562,630
Vertex Pharmaceuticals, Inc. (a)	9,068	1,069,752
Total		6,098,406
Health Care Equipment & Supplies 0.2%
Medtronic PLC	8,307	647,863

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.3%
Illumina, Inc. (a)	5,712	$1,060,376
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	22,541	1,453,894
Johnson & Johnson	13,675	1,375,705
Merck & Co., Inc.	21,825	1,254,501
Novo Nordisk A/S, ADR	9,951	531,284
Pfizer, Inc.	33,270	1,157,463
Roche Holding AG, ADR	10,915	375,258
Total		6,148,105
TOTAL HEALTH CARE		13,954,750
INDUSTRIALS 2.0%
Aerospace & Defense 1.3%
Boeing Co. (The)	3,430	514,774
Honeywell International, Inc.	9,655	1,007,113
Lockheed Martin Corp.	2,775	563,214
Precision Castparts Corp.	2,650	556,500
Raytheon Co.	9,150	999,638
United Technologies Corp.	6,890	807,508
Total		4,448,747
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	5,675	550,135
Commercial Services & Supplies 0.1%
Waste Management, Inc.	8,000	433,840
Industrial Conglomerates 0.1%
General Electric Co.	16,225	402,542
Machinery 0.3%
Dover Corp.	4,310	297,907
Illinois Tool Works, Inc.	3,300	320,562
Parker-Hannifin Corp.	3,500	415,730
Total		1,034,199
TOTAL INDUSTRIALS		6,869,463

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 5.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	24,850	$683,996
Internet Software & Services 1.8%
Alibaba Group Holding Ltd., ADR (a)	12,063	1,004,124
Baidu, Inc., ADR (a)	4,867	1,014,283
Facebook, Inc., Class A (a)	12,890	1,059,751
LinkedIn Corp., Class A (a)	4,365	1,090,639
MercadoLibre, Inc.	6,600	808,632
Twitter, Inc. (a)	24,820	1,242,986
Total		6,220,415
IT Services 0.8%
Automatic Data Processing, Inc.	6,600	565,224
Cognizant Technology Solutions Corp., Class A (a)	14,694	916,759
International Business Machines Corp.	1,695	272,047
Visa, Inc., Class A	15,980	1,045,252
Total		2,799,282
Semiconductors & Semiconductor Equipment 0.7%
ARM Holdings PLC, ADR	16,768	826,662
Intel Corp.	31,550	986,569
Microchip Technology, Inc.	2,890	141,321
Texas Instruments, Inc.	9,600	548,976
Total		2,503,528
Software 1.6%
Microsoft Corp.	35,140	1,428,617
Mobileye NV (a)	13,940	585,898
salesforce.com, Inc. (a)	17,391	1,161,893
ServiceNow, Inc. (a)	5,630	443,531
Splunk, Inc. (a)	15,731	931,275
VMware, Inc., Class A (a)	9,046	741,863
Total		5,293,077
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	13,960	1,737,043
EMC Corp.	13,610	347,871
Total		2,084,914
TOTAL INFORMATION TECHNOLOGY		19,585,212

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.6%
Chemicals 0.5%
EI du Pont de Nemours & Co.	6,770	$483,852
LyondellBasell Industries NV, Class A	1,750	153,650
Monsanto Co.	6,227	700,787
Sherwin-Williams Co. (The)	2,175	618,787
Total		1,957,076
Containers & Packaging 0.1%
Sonoco Products Co.	6,800	309,128
TOTAL MATERIALS		2,266,204
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	26,100	1,269,243
TOTAL TELECOMMUNICATION SERVICES		1,269,243
UTILITIES 0.7%
Electric Utilities 0.3%
American Electric Power Co., Inc.	5,050	284,062
Eversource Energy	6,800	343,536
NextEra Energy, Inc.	3,000	312,150
Total		939,748
Multi-Utilities 0.4%
CMS Energy Corp.	10,000	349,100
Dominion Resources, Inc.	4,000	283,480
PG&E Corp.	4,770	253,144
Sempra Energy	2,450	267,099
Wisconsin Energy Corp.	6,500	321,750
Total		1,474,573
TOTAL UTILITIES		2,414,321
Total Common Stocks (Cost: $71,007,170)		$78,912,140

Convertible Preferred Stocks 3.2%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Fiat Chrysler Automobiles NV, 7.875% (a)	2,400	330,648
TOTAL CONSUMER DISCRETIONARY		330,648

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
CONSUMER STAPLES 0.4%
Food Products 0.4%
Bunge Ltd., 4.875%	4,300	$448,512
Post Holdings, Inc., 3.750% (b)	4,300	459,902
Tyson Foods, Inc., 4.750%	9,800	475,104
Total		1,383,518
TOTAL CONSUMER STAPLES		1,383,518
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 5.750% (b)	420	362,775
Penn Virginia Corp., 6.000% (b)	1,500	97,780
Southwestern Energy Co., 6.250%	7,000	354,690
Total		815,245
TOTAL ENERGY		815,245
FINANCIALS 1.2%
Banks 0.3%
Bank of America Corp., 7.250%	400	462,800
Wells Fargo & Co., 7.500%	410	501,430
Total		964,230
Capital Markets 0.1%
AMG Capital Trust II, 5.150%	7,700	469,219
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., 7.000%	23,000	678,500
American Tower Corp., 5.250%	2,230	230,582
American Tower Corp., 5.500% (a)	2,400	238,068
Crown Castle International Corp., 4.500%	4,600	482,218
Health Care REIT, Inc., 6.500%	7,000	470,120
Weyerhaeuser Co., 6.375%	8,700	476,064
iStar Financial, Inc., 4.500%	4,000	226,980
Total		2,802,532
TOTAL FINANCIALS		4,235,981
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	1,200	407,700

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.1%
AmSurg Corp., 5.250%	1,000	$124,490
Pharmaceuticals 0.2%
Actavis PLC, 5.500% (a)	700	723,863
TOTAL HEALTH CARE		1,256,053
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	5,400	332,316
TOTAL INDUSTRIALS		332,316
MATERIALS 0.1%
Metals & Mining 0.1%
Alcoa, Inc., 5.375%	4,800	210,432
TOTAL MATERIALS		210,432
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%	4,300	149,640
Iridium Communications, Inc., 6.750%	850	316,102
Total		465,742
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc., 5.500%	4,600	269,836
TOTAL TELECOMMUNICATION SERVICES		735,578
UTILITIES 0.5%
Electric Utilities 0.2%
Exelon Corp. 6.500%	3,137	152,615
NextEra Energy, Inc., 5.799%	10,100	563,075
Total		715,690
Multi-Utilities 0.3%
CenterPoint Energy, Inc., 3.943% (c)	5,400	355,050
Dominion Resources, Inc., 6.000%	5,100	287,640

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Dominion Resources, Inc., 6.125%		5,100	$286,416
Total			929,106
TOTAL UTILITIES			1,644,796
Total Convertible Preferred Stocks (Cost: $10,656,061)			$10,944,567

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.4%
Automotive 0.1%
Navistar International Corp.
10/15/18	4.500%	$244,000	$216,703
Navistar International Corp. (b)
04/15/19	4.750%	240,000	216,750
Total			433,453
Brokerage/Asset Managers/Exchanges 0.1%
Walter Investment Management Corp.
11/01/19	4.500%	450,000	349,313
Building Materials 0.2%
Cemex SAB de CV (b)
03/15/20	3.720%	220,000	234,300
Layne Christensen Co.
11/15/18	4.250%	484,000	330,632
Total			564,932
Consumer Cyclical Services —%
HomeAway, Inc. (b)
04/01/19	0.125%	150,000	142,406
Finance Companies 0.1%
Ares Capital Corp.
01/15/19	4.375%	464,000	480,820
Health Care —%
Immunomedics, Inc. (b)
02/15/20	4.750%	97,000	96,717
Home Construction 0.1%
LGI Homes, Inc. (b)
11/15/19	4.250%	200,000	203,080

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy 0.3%
American Energy-Permian Basin LLC PIK (b)
05/01/22	8.000%	$240,000	$218,400
Chesapeake Energy Corp.
12/15/38	2.250%	501,000	454,657
Endeavour International Corp. (d)
07/15/16	5.500%	282,000	8,460
Goodrich Petroleum Corp.
10/01/32	5.000%	340,000	177,225
Total			858,742
Media and Entertainment 0.1%
Cenveo Corp.
05/15/17	7.000%	323,000	302,328
Metals —%
Alpha Natural Resources, Inc.
12/15/20	4.875%	225,000	56,391
Midstream 0.1%
Scorpio Tankers, Inc. (b)
07/01/19	2.375%	250,000	257,648
Oil Field Services 0.2%
Cobalt International Energy, Inc.
12/01/19	2.625%	510,000	370,010
Energy XXI Ltd.
12/15/18	3.000%	300,000	85,482
Vantage Drilling Co. (b)
07/15/43	5.500%	429,000	260,503
Total			715,995
Other Financial Institutions 0.2%
Encore Capital Group, Inc.
03/15/21	2.875%	250,000	236,562
GSV Capital Corp.
09/15/18	5.250%	454,000	427,247
Total			663,809
Other Industry 0.1%
General Cable Corp. (c)
11/15/29	4.500%	500,000	396,563
Other REIT 0.4%
Apollo Commercial Real Estate Finance, Inc.
03/15/19	5.500%	325,000	327,844

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other REIT (continued)
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	$227,000	$235,190
Campus Crest Communities Operating Partnership LP (b)
10/15/18	4.750%	457,000	440,719
RWT Holdings, Inc. (b)
11/15/19	5.625%	250,000	247,063
Starwood Waypoint Residential Trust (b)
10/15/17	4.500%	169,000	174,825
Total			1,425,641
Other Utility 0.1%
EnerNOC, Inc. (b)
08/15/19	2.250%	280,000	203,788
Pharmaceuticals 0.6%
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	220,000	255,609
Aegerion Pharmaceuticals, Inc. (b)
08/15/19	2.000%	370,000	342,953
Corsicanto Ltd.
01/15/32	3.500%	320,000	340,800
Horizon Pharma Investment Ltd. (b)
03/15/22	2.500%	200,000	233,875
Supernus Pharmaceuticals, Inc.
05/01/19	7.500%	217,000	523,648
Vivus, Inc. (b)
05/01/20	4.500%	396,000	260,618
Total			1,957,503
Property & Casualty 0.1%
MGIC Investment Corp. (b)
04/01/63	9.000%	395,000	498,441
Refining —%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	229,000	165,148
Technology 0.3%
Exelixis, Inc.
08/15/19	4.250%	250,000	190,312
Qihoo 360 Technology Co., Ltd. (b)
08/15/21	1.750%	200,000	155,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
SunEdison, Inc. (b)
04/15/22	2.375%	$240,000	$281,400
Violin Memory, Inc. (b)
10/01/19	4.250%	300,000	288,750
j2 Global, Inc.
06/15/29	3.250%	168,000	193,410
Total			1,109,622
Tobacco 0.2%
Vector Group Ltd.
04/15/20	1.750%	525,000	563,057
Wireless 0.1%
Gogo, Inc. (b)
03/01/20	3.750%	240,000	234,096
Total Convertible Bonds (Cost: $12,776,075)			$11,679,493

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 17.4%
UNITED STATES 17.4%
U.S. Treasury Bills
04/02/15	0.000%	$60,000,000	60,000,133
Total Treasury Bills (Cost: $60,000,067)			$60,000,133

		Shares	Value

Exchange-Traded Funds 0.2%
SPDR S&P 500 ETF Trust		3,000	$619,290
Total Exchange-Traded Funds (Cost: $623,455)			$619,290

		Shares	Value

Money Market Funds 49.3%
Columbia Short-Term Cash Fund, 0.123% (e)(f)		170,331,637	$170,331,637
Total Money Market Funds (Cost: $170,331,637)			$170,331,637
Total Investments (Cost: $325,394,465)			$332,487,260(g)
Other Assets & Liabilities, Net			12,901,112
Net Assets			$345,388,372

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citgroup Global Markets Inc.	04/17/15	5,200,000 SGD	3,814,411 USD	26,684	—
Citgroup Global Markets Inc.	04/17/15	36,897,094 USD	50,300,000 SGD	—	(258,114)
Credit Suisse	04/17/15	2,900,000 AUD	2,260,504 USD	53,749	—
Credit Suisse	04/17/15	11,900,000 CAD	9,527,744 USD	133,885	—
Credit Suisse	04/17/15	5,200,000 CHF	5,492,532 USD	138,191	—
Credit Suisse	04/17/15	197,300,000 JPY	1,653,987 USD	8,535	—
Credit Suisse	04/17/15	89,298,206 NOK	11,688,652 USD	608,609	—
Credit Suisse	04/17/15	1,000,000 NZD	752,319 USD	5,879	—
Credit Suisse	04/17/15	82,700,000 SEK	9,915,360 USD	310,444	—
Credit Suisse	04/17/15	200,000 SGD	146,801 USD	1,120	—
Credit Suisse	04/17/15	112,144 USD	100,000 EUR	—	(4,597)
Credit Suisse	04/17/15	2,929,281 USD	1,900,000 GBP	—	(111,124)
Credit Suisse	04/17/15	610,290 USD	72,800,000 JPY	—	(3,149)
Deutsche Bank	04/17/15	7,900,000 AUD	6,152,425 USD	140,921	—
Deutsche Bank	04/17/15	3,200,000 CHF	3,376,550 USD	81,571	—
Deutsche Bank	04/17/15	2,100,000 EUR	2,351,843 USD	93,344	—
Deutsche Bank	04/17/15	3,400,000 GBP	5,239,468 USD	196,450	—
Deutsche Bank	04/17/15	635,800,000 JPY	5,327,746 USD	25,270	—
Deutsche Bank	04/17/15	8,400,000 NZD	6,315,338 USD	45,244	—
Deutsche Bank	04/17/15	26,100,000 SGD	19,155,963 USD	144,485	—
Deutsche Bank	04/17/15	5,762,665 USD	7,200,000 CAD	—	(78,985)
Deutsche Bank	04/17/15	4,666,012 USD	35,700,000 NOK	—	(236,387)
Deutsche Bank	04/17/15	3,029,941 USD	25,300,000 SEK	—	(91,557)
Deutsche Bank AG	04/17/15	1,000,000 AUD	775,150 USD	14,200	—
Deutsche Bank AG	04/17/15	5,400,000 CAD	4,288,842 USD	26,083	—
Deutsche Bank AG	04/17/15	1,300,000 CHF	1,331,558 USD	—	(7,027)
Deutsche Bank AG	04/17/15	980,000,000 JPY	8,171,025 USD	—	(2,028)
Deutsche Bank AG	04/17/15	15,600,000 NOK	1,940,475 USD	4,840	—
Deutsche Bank AG	04/17/15	2,000,000 NZD	1,506,460 USD	13,580	—
Deutsche Bank AG	04/17/15	3,300,000 SEK	382,568 USD	—	(699)
Deutsche Bank AG	04/17/15	3,910,068 USD	3,800,000 CHF	2,718	—
Deutsche Bank AG	04/17/15	216,108 USD	200,000 EUR	—	(1,013)
Deutsche Bank AG	04/17/15	1,343,309 USD	900,000 GBP	—	(8,392)
Deutsche Bank AG	04/17/15	18,582,907 USD	2,231,900,000 JPY	30,805	—
Deutsche Bank AG	04/17/15	5,119,679 USD	41,200,000 NOK	—	(7,618)
Deutsche Bank AG	04/17/15	12,468,015 USD	17,200,000 SGD	60,622	—
HSBC Securities (USA). Inc.	04/17/15	100,000 CAD	78,797 USD	—	(143)
HSBC Securities (USA). Inc.	04/17/15	644,029 USD	600,000 EUR	1,257	—
State Street Bank	04/17/15	200,000 CAD	160,717 USD	2,837	—
State Street Bank	04/17/15	1,800,000 EUR	1,993,729 USD	57,873	—
State Street Bank	04/17/15	73,000,000 NOK	9,334,397 USD	276,620	—
State Street Bank	04/17/15	14,400,000 SGD	10,506,631 USD	17,540	—
State Street Bank	04/17/15	4,369,749 USD	5,600,000 AUD	—	(108,431)
State Street Bank	04/17/15	720,220 USD	900,000 CAD	—	(9,760)
State Street Bank	04/17/15	2,943,951 USD	2,800,000 CHF	—	(60,844)
State Street Bank	04/17/15	671,979 USD	600,000 EUR	—	(26,694)
State Street Bank	04/17/15	2,142,324 USD	1,400,000 GBP	—	(65,787)
State Street Bank	04/17/15	2,879,927 USD	344,100,000 JPY	—	(10,185)
State Street Bank	04/17/15	156,844 USD	1,200,000 NOK	—	(7,949)
State Street Bank	04/17/15	527,277 USD	700,000 NZD	—	(4,768)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank	04/17/15	1,535,290 USD	12,800,000 SEK	—	(48,677)
State Street Bank	04/17/15	660,086 USD	900,000 SGD	—	(4,518)
UBS Securities	04/17/15	4,300,000 AUD	3,331,631 USD	59,547	—
UBS Securities	04/17/15	11,000,000 AUD	8,340,889 USD	—	(29,560)
UBS Securities	04/17/15	1,000,000 CAD	796,233 USD	6,833	—
UBS Securities	04/17/15	5,700,000 CAD	4,464,167 USD	—	(35,413)
UBS Securities	04/17/15	5,600,000 CHF	5,835,935 USD	69,721	—
UBS Securities	04/17/15	600,000 CHF	596,332 USD	—	(21,477)
UBS Securities	04/17/15	3,400,000 EUR	3,764,182 USD	107,566	—
UBS Securities	04/17/15	7,600,000 GBP	11,313,654 USD	41,027	—
UBS Securities	04/17/15	2,183,800,000 JPY	18,324,205 USD	111,641	—
UBS Securities	04/17/15	736,500,000 JPY	6,142,122 USD	—	(178)
UBS Securities	04/17/15	31,700,000 NOK	3,978,799 USD	45,491	—
UBS Securities	04/17/15	6,300,000 NZD	4,777,927 USD	75,356	—
UBS Securities	04/17/15	500,000 NZD	373,184 USD	—	(36)
UBS Securities	04/17/15	29,300,000 SEK	3,505,366 USD	102,415	—
UBS Securities	04/17/15	74,400,000 SEK	8,592,847 USD	—	(48,094)
UBS Securities	04/17/15	5,500,000 SGD	4,030,485 USD	24,235	—
UBS Securities	04/17/15	2,400,000 SGD	1,724,697 USD	—	(23,485)
UBS Securities	04/17/15	10,290,133 USD	13,100,000 AUD	—	(321,689)
UBS Securities	04/17/15	3,208,592 USD	4,100,000 CAD	27,948	—
UBS Securities	04/17/15	1,603,371 USD	2,000,000 CAD	—	(24,571)
UBS Securities	04/17/15	3,589,984 USD	3,600,000 CHF	116,868	—
UBS Securities	04/17/15	1,566,586 USD	1,500,000 CHF	—	(22,065)
UBS Securities	04/17/15	1,483,571 USD	1,400,000 EUR	22,095	—
UBS Securities	04/17/15	3,388,866 USD	2,300,000 GBP	22,587	—
UBS Securities	04/17/15	4,968,331 USD	3,300,000 GBP	—	(73,635)
UBS Securities	04/17/15	6,317,134 USD	765,800,000 JPY	69,522	—
UBS Securities	04/17/15	7,184,368 USD	59,300,000 NOK	173,523	—
UBS Securities	04/17/15	2,853,208 USD	22,300,000 NOK	—	(86,244)
UBS Securities	04/17/15	4,439,601 USD	6,100,000 NZD	113,682	—
UBS Securities	04/17/15	6,995,011 USD	9,300,000 NZD	—	(53,122)
UBS Securities	04/17/15	3,872,760 USD	33,000,000 SEK	—	(40,085)
UBS Securities	04/17/15	1,153,511 USD	1,600,000 SGD	11,944	—
UBS Securities	04/17/15	9,937,690 USD	13,600,000 SGD	—	(31,326)
Total				3,725,357	(1,969,426)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $10,569,879 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	71	EUR	19,086,647	12/2015	—	(1,006)
3MO EURO SWISS FRANC	76	CHF	19,717,534	12/2015	6,166	—
3MO EUROYEN TFX	51	JPY	10,613,218	12/2015	—	(1,747)
90DAY EURO$	81	USD	20,117,363	12/2015	25,113	—
90DAY STERLING	105	GBP	19,341,126	12/2015	13,523	—
AUST 10Y BOND	82	AUD	8,286,255	06/2015	76,516	—
CAC40 10 EURO	35	EUR	1,895,236	04/2015	—	(5,538)
CBOE VIX	38	USD	709,650	07/2015	2,751	—
CBOE VIX	235	USD	4,435,625	08/2015	37,193	—
DAX INDEX	18	EUR	5,811,432	06/2015	—	(65,525)
EURO STOXX 50	71	EUR	2,772,006	06/2015	757	—
EURO-BUND	89	EUR	15,192,900	06/2015	194,272	—
FTSE 100 IDX	22	GBP	2,195,343	06/2015	—	(892)
FTSE/MIB IDX	37	EUR	4,538,986	06/2015	56,114	—
HANG SENG IDX	62	HKD	9,976,188	04/2015	169,397	—
IBEX 35 INDX	14	EUR	1,729,693	04/2015	64,432	—
MSCI SING IX ETS	405	SGD	22,434,583	04/2015	24,970	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
OMXS30 IND	190	SEK	3,657,856	04/2015	—	(3,779)
S&P 500	4	USD	2,060,800	06/2015	—	(4,464)
S&P/TSX 60 IX	17	CAD	2,322,861	06/2015	20,655	—
SPI 200	14	AUD	1,569,075	06/2015	12,178	—
TOPIX INDX	13	JPY	1,673,031	06/2015	12,795	—
US LONG BOND(CBT)	16	USD	2,622,000	06/2015	—	(952)
Total			182,759,408		716,832	(83,903)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(860)	JPY	(105,493,142)	06/2015	668,802	—
3MO EURO EURIBOR	(100)	EUR	(26,882,602)	12/2015	—	(1,734)
3MO EURO SWISS FRANC	(7)	CHF	(1,816,088)	12/2015	—	(181)
90DAY EURO$	(145)	USD	(36,012,563)	12/2015	—	(41,180)
90DAY STERLING	(214)	GBP	(39,419,056)	12/2015	—	(28,735)
BANK ACCEPT	(31)	CAD	(6,070,338)	12/2015	—	(754)
CAN 10YR BOND	(40)	CAD	(4,507,994)	06/2015	4,960	—
CBOE VIX	(17)	USD	(276,675)	04/2015	—	(6,769)
CBOE VIX	(79)	USD	(1,408,175)	05/2015	—	(11,331)
CBOE VIX	(183)	USD	(3,353,475)	06/2015	9,416	—
EURO-BUND	(197)	EUR	(33,629,227)	06/2015	—	(18,831)
FTSE 100 IDX	(46)	GBP	(4,590,263)	06/2015	28,201	—
IBEX 35 INDX	(15)	EUR	(1,853,242)	04/2015	—	(21,281)
LONG GILT	(1)	GBP	(178,120)	06/2015	603	—
S&P 500	(14)	USD	(7,212,800)	06/2015	73,727	—
S&P/TSX 60 IX	(54)	CAD	(7,378,500)	06/2015	14,385	—
S&P500 EMINI	(756)	USD	(77,898,240)	06/2015	—	(166,290)
SPI 200	(6)	AUD	(672,461)	06/2015	12,030	—
TOPIX INDX	(4)	JPY	(514,779)	06/2015	3,802	—
Total			(359,167,740)		815,926	(297,086)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $6,333,296 or 1.83% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $8,460, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	148,015,220	128,881,880	(106,565,463)	170,331,637	65,269	170,331,637

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	10,604,642	—	—	10,604,642
Consumer Staples	6,609,178	—	—	6,609,178
Energy	6,068,865	—	—	6,068,865
Financials	9,270,262	—	—	9,270,262
Health Care	13,954,750	—	—	13,954,750
Industrials	6,869,463	—	—	6,869,463
Information Technology	19,585,212	—	—	19,585,212
Materials	2,266,204	—	—	2,266,204
Telecommunication Services	1,269,243	—	—	1,269,243
Utilities	2,414,321	—	—	2,414,321
Convertible Preferred Stocks
Consumer Discretionary	330,648	—	—	330,648
Consumer Staples	475,104	908,414	—	1,383,518
Energy	—	815,245	—	815,245
Financials	2,623,214	1,612,767	—	4,235,981
Health Care	532,190	723,863	—	1,256,053
Industrials	332,316	—	—	332,316
Materials	210,432	—	—	210,432
Telecommunication Services	419,476	316,102	—	735,578
Utilities	1,289,746	355,050	—	1,644,796
Exchange-Traded Funds	619,290	—	—	619,290
Total Equity Securities	85,744,556	4,731,441	—	90,475,997
Bonds
Convertible Bonds	—	11,679,493	—	11,679,493
Total Bonds	—	11,679,493	—	11,679,493
Short-Term Securities
Treasury Bills	60,000,133	—	—	60,000,133
Total Short-Term Securities	60,000,133	—	—	60,000,133
Mutual Funds
Money Market Funds	170,331,637	—	—	170,331,637
Total Mutual Funds	170,331,637	—	—	170,331,637
Investments in Securities	316,076,326	16,410,934	—	332,487,260
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,725,357	—	3,725,357
Futures Contracts	1,532,758	—	—	1,532,758
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,969,426)	—	(1,969,426)
Futures Contracts	(380,989)	—	—	(380,989)
Total	317,228,095	18,166,865	—	335,394,960

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 19.5%
Automobiles 2.1%
Tesla Motors, Inc. (a)	30,612	$5,778,627
Internet & Catalog Retail 8.5%
Amazon.com, Inc. (a)	32,977	12,270,742
Priceline Group, Inc. (The) (a)	10,035	11,682,245
Total		23,952,987
Specialty Retail 2.8%
Tractor Supply Co.	91,302	7,766,148
Textiles, Apparel & Luxury Goods 6.1%
Michael Kors Holdings Ltd. (a)	109,793	7,218,890
Nike, Inc., Class B	97,800	9,812,274
Total		17,031,164
TOTAL CONSUMER DISCRETIONARY		54,528,926
ENERGY 5.5%
Energy Equipment & Services 2.2%
FMC Technologies, Inc. (a)	165,080	6,109,611
Oil, Gas & Consumable Fuels 3.3%
Cabot Oil & Gas Corp.	316,210	9,337,681
TOTAL ENERGY		15,447,292
HEALTH CARE 25.7%
Biotechnology 16.1%
Alexion Pharmaceuticals, Inc. (a)	53,673	9,301,531
Biogen, Inc. (a)	24,247	10,238,054
Celgene Corp. (a)	90,672	10,452,668
Intercept Pharmaceuticals, Inc. (a)	19,103	5,387,428
Vertex Pharmaceuticals, Inc. (a)	83,791	9,884,824
Total		45,264,505
Life Sciences Tools & Services 3.6%
Illumina, Inc. (a)	54,025	10,029,201
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	180,684	11,654,118
Novo Nordisk A/S, ADR	95,119	5,078,403
Total		16,732,521
TOTAL HEALTH CARE		72,026,227

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 1.9%
Aerospace & Defense 1.9%
Precision Castparts Corp.	25,164	$5,284,440
TOTAL INDUSTRIALS		5,284,440
INFORMATION TECHNOLOGY 43.7%
Internet Software & Services 21.3%
Alibaba Group Holding Ltd., ADR (a)	111,701	9,297,991
Baidu, Inc., ADR (a)	45,284	9,437,186
Facebook, Inc., Class A (a)	122,129	10,040,836
LinkedIn Corp., Class A (a)	41,268	10,311,223
MercadoLibre, Inc.	72,095	8,833,079
Twitter, Inc. (a)	234,604	11,748,968
Total		59,669,283
IT Services 6.8%
Cognizant Technology Solutions Corp., Class A (a)	144,933	9,042,370
Visa, Inc., Class A	151,140	9,886,067
Total		18,928,437
Semiconductors & Semiconductor Equipment 2.7%
ARM Holdings PLC, ADR	154,778	7,630,556
Software 12.9%
Mobileye NV (a)	132,236	5,557,879
salesforce.com, Inc. (a)	164,522	10,991,715
ServiceNow, Inc. (a)	52,780	4,158,008
Splunk, Inc. (a)	148,586	8,796,291
VMware, Inc., Class A (a)	82,780	6,788,788
Total		36,292,681
TOTAL INFORMATION TECHNOLOGY		122,520,957
MATERIALS 2.4%
Chemicals 2.4%
Monsanto Co.	59,975	6,749,587
TOTAL MATERIALS		6,749,587
Total Common Stocks (Cost: $244,405,226)		$276,557,429

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	9,186,006	$9,186,006
Total Money Market Funds (Cost: $9,186,006)		$9,186,006
Total Investments
(Cost: $253,591,232) (d)		$285,743,435(e)
Other Assets & Liabilities, Net		(5,570,636)
Net Assets		$280,172,799

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2015.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,786,376	35,276,855	(29,877,225)	9,186,006	2,418	9,186,006

(d)                                     At March 31, 2015, the cost of securities for federal income tax purposes was approximately $253,591,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,892,000
Unrealized Depreciation	(6,740,000)
Net Unrealized Appreciation	$32,152,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	54,528,926	—	—	54,528,926
Energy	15,447,292	—	—	15,447,292
Health Care	72,026,227	—	—	72,026,227
Industrials	5,284,440	—	—	5,284,440
Information Technology	122,520,957	—	—	122,520,957
Materials	6,749,587	—	—	6,749,587
Total Equity Securities	276,557,429	—	—	276,557,429
Mutual Funds
Money Market Funds	9,186,006	—	—	9,186,006
Total Mutual Funds	9,186,006	—	—	9,186,006
Total	285,743,435	—	—	285,743,435

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 11.3%
Auto Components 3.3%
Cooper Tire & Rubber Co.	93,350	$3,999,114
Dana Holding Corp.	165,936	3,511,206
Fuel Systems Solutions, Inc. (a)	58,437	645,145
Gentherm, Inc. (a)	48,669	2,458,271
Remy International, Inc.	78,659	1,747,016
Total		12,360,752
Automobiles 0.4%
Winnebago Industries, Inc.	75,219	1,599,156
Distributors 0.3%
VOXX International Corp. (a)	110,128	1,008,773
Diversified Consumer Services 1.1%
K12, Inc. (a)	78,525	1,234,413
Steiner Leisure Ltd. (a)	37,083	1,757,734
Universal Technical Institute, Inc.	99,435	954,576
Total		3,946,723
Household Durables 1.4%
Cavco Industries, Inc. (a)	16,777	1,259,282
Ethan Allen Interiors, Inc.	84,630	2,339,173
Hooker Furniture Corp.	50,840	968,502
UCP Inc., Class A (a)	91,396	795,145
Total		5,362,102
Leisure Products 0.9%
Johnson Outdoors, Inc., Class A	18,011	596,344
Malibu Boats, Inc., Class A (a)	66,019	1,541,544
Smith & Wesson Holding Corp. (a)	105,800	1,346,834
Total		3,484,722
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	59,554	958,819
Specialty Retail 1.8%
Aaron’s, Inc.	67,428	1,908,887
Citi Trends, Inc. (a)	60,738	1,639,926
Finish Line, Inc., Class A (The)	81,910	2,008,433
Haverty Furniture Companies, Inc.	55,342	1,376,909
Total		6,934,155
Textiles, Apparel & Luxury Goods 1.8%
Columbia Sportswear Co.	22,830	1,390,347
Deckers Outdoor Corp. (a)	15,387	1,121,251
G-III Apparel Group Ltd. (a)	13,790	1,553,443

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd. (a)	75,280	$2,860,640
Total		6,925,681
TOTAL CONSUMER DISCRETIONARY		42,580,883
CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	40,235	1,664,522
Food Products 1.6%
Fresh Del Monte Produce, Inc.	83,329	3,242,331
John B. Sanfilippo & Son, Inc.	26,645	1,148,399
Sanderson Farms, Inc.	21,047	1,676,394
Total		6,067,124
Personal Products 0.6%
Inter Parfums, Inc.	68,942	2,248,888
TOTAL CONSUMER STAPLES		9,980,534
ENERGY 6.1%
Energy Equipment & Services 0.7%
Dawson Geophysical Co. (a)	210,977	900,872
Gulf Island Fabrication, Inc.	63,675	946,210
Natural Gas Services Group, Inc. (a)	51,230	984,641
Total		2,831,723
Oil, Gas & Consumable Fuels 5.4%
Alpha Natural Resources, Inc. (a)	348,530	348,495
Callon Petroleum Co. (a)	169,432	1,265,657
Clayton Williams Energy, Inc. (a)	49,056	2,483,705
Comstock Resources, Inc.	109,955	392,539
Contango Oil & Gas Co. (a)	43,732	962,104
Emerald Oil, Inc. (a)	640,286	473,812
Matador Resources Co. (a)	65,800	1,442,336
Parsley Energy, Inc., Class A (a)	65,620	1,048,608
Peabody Energy Corp.	81,700	401,964
Penn Virginia Corp. (a)	133,000	861,840
SM Energy Co.	54,720	2,827,930
Stone Energy Corp. (a)	108,006	1,585,528
Synergy Resources Corp. (a)	147,408	1,746,785
W&T Offshore, Inc.	276,877	1,414,841
World Fuel Services Corp.	35,160	2,020,997
WPX Energy, Inc. (a)	92,800	1,014,304
Total		20,291,445
TOTAL ENERGY		23,123,168

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 39.4%
Banks 16.4%
Ameris Bancorp	65,168	$1,719,784
BancFirst Corp.	36,512	2,226,502
BankUnited, Inc.	91,273	2,988,278
Banner Corp.	53,510	2,456,109
Bridge Bancorp, Inc.	26,340	680,362
Bryn Mawr Bank Corp.	82,021	2,494,259
Capital City Bank Group, Inc.	101,453	1,648,611
Cascade Bancorp (a)	336,208	1,613,798
Centerstate Banks, Inc.	80,833	962,721
Chemical Financial Corp.	76,259	2,391,482
Columbia Banking System, Inc.	93,479	2,708,087
Community Trust Bancorp, Inc.	59,087	1,959,325
FCB Financial Holdings, Inc., Class A (a)	90,039	2,464,367
First Citizens BancShares Inc., Class A	11,988	3,113,164
First Financial Corp.	51,769	1,857,989
First NBC Bank Holding Co. (a)	48,123	1,587,097
First Niagara Financial Group, Inc.	341,430	3,018,241
First of Long Island Corp. (The)	23,030	587,265
FirstMerit Corp.	127,030	2,421,192
Heritage Financial Corp.	31,396	533,732
Hudson Valley Holding Corp.	68,059	1,739,588
Investors Bancorp, Inc.	298,484	3,498,232
Merchants Bancshares, Inc.	67,459	1,967,779
National Bank Holdings Corp., Class A	96,570	1,816,482
National Penn Bancshares, Inc.	95,530	1,028,858
Northrim BanCorp, Inc.	89,770	2,202,956
Sterling Bancorp	67,683	907,629
Synovus Financial Corp.	100,660	2,819,487
TowneBank	102,056	1,641,060
Union Bankshares Corp.	68,950	1,531,379
Wintrust Financial Corp.	70,247	3,349,377
Total		61,935,192
Capital Markets 0.4%
INTL FCStone, Inc. (a)	59,245	1,761,354
Consumer Finance 0.8%
Cash America International, Inc.	61,883	1,441,874
Enova International, Inc. (a)	75,400	1,484,626
Total		2,926,500
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	62,979	1,020,890

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 8.0%
American Equity Investment Life Holding Co.	121,210	$3,530,847
Argo Group International Holdings Ltd.	49,586	2,486,738
Baldwin & Lyons, Inc., Class B	63,828	1,497,405
EMC Insurance Group, Inc.	50,070	1,692,366
Employers Holdings, Inc.	30,345	819,012
FBL Financial Group, Inc., Class A	37,749	2,340,815
Hanover Insurance Group, Inc. (The)	31,845	2,311,310
Horace Mann Educators Corp.	72,990	2,496,258
National Western Life Insurance Co., Class A	10,702	2,721,519
Navigators Group, Inc. (The) (a)	30,620	2,383,461
Safety Insurance Group, Inc.	30,454	1,819,626
Symetra Financial Corp.	151,265	3,548,677
United Fire Group, Inc.	76,350	2,425,639
Total		30,073,673
Real Estate Investment Trusts (REITs) 8.7%
Altisource Residential Corp.	142,040	2,962,954
Associated Estates Realty Corp.	53,169	1,312,211
Brandywine Realty Trust	66,720	1,066,186
Chesapeake Lodging Trust	103,973	3,517,406
Cousins Properties, Inc.	296,291	3,140,685
EastGroup Properties, Inc.	43,419	2,611,219
Getty Realty Corp.	94,138	1,713,312
Highwoods Properties, Inc.	88,950	4,072,131
LaSalle Hotel Properties	48,590	1,888,207
National Health Investors, Inc.	14,657	1,040,793
Potlatch Corp.	43,347	1,735,614
Rexford Industrial Realty, Inc.	145,148	2,294,790
Sunstone Hotel Investors, Inc.	204,681	3,412,032
Terreno Realty Corp.	94,807	2,161,600
Total		32,929,140
Thrifts & Mortgage Finance 4.8%
Astoria Financial Corp.	175,830	2,276,998
Bank Mutual Corp.	245,268	1,795,362
BankFinancial Corp.	104,058	1,367,322
Brookline Bancorp, Inc.	251,311	2,525,676
HomeStreet, Inc. (a)	69,405	1,271,500
Radian Group, Inc.	166,500	2,795,535
Washington Federal, Inc.	147,895	3,224,850
Westfield Financial, Inc.	157,151	1,214,777
WSFS Financial Corp.	20,065	1,517,516
Total		17,989,536
TOTAL FINANCIALS		148,636,285

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 5.7%
Biotechnology 0.9%
ARIAD Pharmaceuticals, Inc. (a)	225,000	$1,854,000
Dynavax Technologies Corp. (a)	67,394	1,511,647
Total		3,365,647
Health Care Equipment & Supplies 0.6%
Masimo Corp. (a)	63,224	2,085,128
Health Care Providers & Services 2.3%
Chemed Corp.	19,093	2,279,704
Ensign Group, Inc. (The)	26,202	1,227,826
Molina Healthcare, Inc. (a)	33,250	2,237,392
Owens & Minor, Inc.	83,820	2,836,469
Total		8,581,391
Health Care Technology 0.4%
Quality Systems, Inc.	88,950	1,421,421
Pharmaceuticals 1.5%
Flex Pharma, Inc. (a)	47,343	927,923
Impax Laboratories, Inc. (a)	72,060	3,377,452
Supernus Pharmaceuticals, Inc. (a)	126,332	1,527,354
Total		5,832,729
TOTAL HEALTH CARE		21,286,316
INDUSTRIALS 11.3%
Aerospace & Defense 1.0%
KEYW Holding Corp. (The) (a)	176,230	1,450,373
Orbital ATK, Inc.	28,601	2,191,695
Total		3,642,068
Building Products 1.2%
Simpson Manufacturing Co., Inc.	55,960	2,091,225
Universal Forest Products, Inc.	44,000	2,441,120
Total		4,532,345
Commercial Services & Supplies 1.2%
Ennis, Inc.	68,302	964,424
Unifirst Corp.	29,443	3,465,147
Total		4,429,571
Electrical Equipment 1.1%
EnerSys	26,368	1,693,880
General Cable Corp.	92,041	1,585,866
GrafTech International Ltd. (a)	184,048	715,947
Total		3,995,693

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 5.5%
Albany International Corp., Class A	39,085	$1,553,629
Altra Industrial Motion Corp.	68,387	1,890,216
Dynamic Materials Corp.	55,438	707,943
EnPro Industries, Inc.	25,926	1,709,820
FreightCar America, Inc.	36,497	1,147,101
Gorman-Rupp Co.	37,226	1,114,919
Hardinge, Inc.	53,740	623,384
Kadant, Inc.	23,346	1,228,233
LB Foster Co., Class A	49,324	2,341,903
Lydall, Inc. (a)	32,576	1,033,311
Mueller Industries, Inc.	80,678	2,914,896
Standex International Corp.	25,790	2,118,133
Twin Disc, Inc.	34,845	615,711
Wabash National Corp. (a)	118,090	1,665,069
Total		20,664,268
Professional Services 0.4%
TrueBlue, Inc. (a)	62,080	1,511,648
Road & Rail 0.8%
Werner Enterprises, Inc.	100,058	3,142,822
Trading Companies & Distributors 0.1%
Houston Wire & Cable Co.	60,306	586,777
TOTAL INDUSTRIALS		42,505,192
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 2.1%
Alliance Fiber Optic Products, Inc.	77,774	1,354,823
Comtech Telecommunications Corp.	48,515	1,404,509
Digi International, Inc. (a)	97,280	970,855
Plantronics, Inc.	38,180	2,021,631
Polycom, Inc. (a)	155,230	2,080,082
Total		7,831,900
Electronic Equipment, Instruments & Components 2.1%
AVX Corp.	82,702	1,180,157
GSI Group, Inc. (a)	79,745	1,062,203
Knowles Corp. (a)	112,826	2,174,157
MTS Systems Corp.	20,009	1,513,681
OSI Systems, Inc. (a)	29,210	2,169,135
Total		8,099,333
Internet Software & Services 1.1%
j2 Global, Inc.	40,776	2,678,167

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
RetailMeNot, Inc. (a)	84,180	$1,516,082
Total		4,194,249
IT Services 1.8%
Lionbridge Technologies, Inc. (a)	230,644	1,319,284
Mantech International Corp., Class A	64,970	2,205,082
MoneyGram International, Inc. (a)	86,661	748,751
TeleTech Holdings, Inc.	92,200	2,346,490
Total		6,619,607
Semiconductors & Semiconductor Equipment 2.7%
Entegris, Inc. (a)	184,510	2,525,942
Fairchild Semiconductor International, Inc. (a)	52,950	962,631
IXYS Corp.	136,431	1,680,830
M/A-COM Technology Solutions Holdings, Inc. (a)	58,561	2,181,983
Microsemi Corp. (a)	74,400	2,633,760
Total		9,985,146
Software 2.9%
EnerNOC, Inc. (a)	77,015	877,971
ePlus, Inc. (a)	17,601	1,530,055
Mentor Graphics Corp.	165,840	3,985,135
Netscout Systems, Inc. (a)	50,525	2,215,521
Silver Spring Networks, Inc. (a)	128,700	1,150,578
Tangoe, Inc. (a)	89,990	1,241,862
Total		11,001,122
TOTAL INFORMATION TECHNOLOGY		47,731,357
MATERIALS 4.0%
Chemicals 2.7%
Intrepid Potash, Inc. (a)	115,950	1,339,222
LSB Industries, Inc. (a)	38,908	1,608,068
Olin Corp.	67,827	2,173,177
OM Group, Inc.	71,883	2,158,646
Tronox Ltd., Class A	144,563	2,938,966
Total		10,218,079
Containers & Packaging 0.5%
Greif, Inc., Class A	46,969	1,844,473
Metals & Mining 0.8%
Olympic Steel, Inc.	101,964	1,372,436
Stillwater Mining Co. (a)	124,470	1,608,152
Total		2,980,588
TOTAL MATERIALS		15,043,140

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	91,332	$624,711
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	54,714	1,704,888
TOTAL TELECOMMUNICATION SERVICES		2,329,599
UTILITIES 3.8%
Electric Utilities 2.5%
IDACORP, Inc.	64,420	4,050,085
MGE Energy, Inc.	39,320	1,742,662
Portland General Electric Co.	94,505	3,505,191
Total		9,297,938
Gas Utilities 1.0%
Southwest Gas Corp.	63,921	3,718,285
Multi-Utilities 0.3%
Vectren Corp.	26,435	1,166,841
TOTAL UTILITIES		14,183,064
Total Common Stocks (Cost: $324,161,369)		$367,399,538

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 Value ETF	11,690	$1,206,525
Total Exchange-Traded Funds (Cost: $1,132,550)		$1,206,525

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	8,669,909	$8,669,909
Total Money Market Funds (Cost: $8,669,909)		$8,669,909
Total Investments
(Cost: $333,963,828) (d)		$377,275,972(e)
Other Assets & Liabilities, Net		(473,678)
Net Assets		$376,802,294

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,307,503	27,720,463	(27,358,057)	8,669,909	3,311	8,669,909

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $333,964,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,221,000
Unrealized Depreciation	(22,909,000)
Net Unrealized Appreciation	$43,312,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	42,580,883	—	—	42,580,883
Consumer Staples	9,980,534	—	—	9,980,534
Energy	23,123,168	—	—	23,123,168
Financials	148,636,285	—	—	148,636,285
Health Care	21,286,316	—	—	21,286,316
Industrials	42,505,192	—	—	42,505,192
Information Technology	47,731,357	—	—	47,731,357
Materials	15,043,140	—	—	15,043,140
Telecommunication Services	2,329,599	—	—	2,329,599
Utilities	14,183,064	—	—	14,183,064
Exchange-Traded Funds	1,206,525	—	—	1,206,525
Total Equity Securities	368,606,063	—	—	368,606,063
Mutual Funds
Money Market Funds	8,669,909	—	—	8,669,909
Total Mutual Funds	8,669,909	—	—	8,669,909
Total	377,275,972	—	—	377,275,972

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%

CONSUMER DISCRETIONARY 17.4%
Auto Components 0.5%
Gentherm, Inc. (a)	3,189	$161,076
Diversified Consumer Services 2.5%
Capella Education Co.	3,311	214,818
Grand Canyon Education, Inc. (a)	6,640	287,512
LifeLock, Inc. (a)	21,495	303,294
Total		805,624
Hotels, Restaurants & Leisure 6.7%
Domino’s Pizza, Inc.	2,856	287,171
El Pollo Loco Holdings, Inc. (a)	10,288	263,476
Fiesta Restaurant Group, Inc. (a)	3,133	191,113
Jack in the Box, Inc.	4,421	424,062
Red Robin Gourmet Burgers, Inc. (a)	1,919	166,953
Six Flags Entertainment Corp.	9,723	470,690
Sonic Corp.	10,030	317,951
Total		2,121,416
Internet & Catalog Retail 0.7%
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,735	214,106
Leisure Products 0.8%
Smith & Wesson Holding Corp. (a)	19,605	249,572
Media 4.3%
Carmike Cinemas, Inc. (a)	16,281	547,042
Eros International PLC (a)	20,474	357,681
IMAX Corp. (a)	13,479	454,377
Total		1,359,100
Multiline Retail 0.5%
Tuesday Morning Corp. (a)	10,502	169,082
Textiles, Apparel & Luxury Goods 1.4%
Skechers U.S.A., Inc., Class A (a)	6,364	457,635
TOTAL CONSUMER DISCRETIONARY		5,537,611
CONSUMER STAPLES 2.3%
Food & Staples Retailing 2.3%
Casey’s General Stores, Inc.	1,852	166,865
Diplomat Pharmacy, Inc. (a)	6,999	242,025

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
United Natural Foods, Inc. (a)	4,162	$320,641
Total		729,531
TOTAL CONSUMER STAPLES		729,531
ENERGY 4.2%
Energy Equipment & Services 1.1%
Forum Energy Technologies, Inc. (a)	8,720	170,912
US Silica Holdings, Inc.	5,367	191,119
Total		362,031
Oil, Gas & Consumable Fuels 3.1%
Carrizo Oil & Gas, Inc. (a)	11,183	555,236
Green Plains, Inc.	6,069	173,270
Matador Resources Co. (a)	11,913	261,133
Total		989,639
TOTAL ENERGY		1,351,670
FINANCIALS 7.2%
Banks 3.0%
BankUnited, Inc.	19,231	629,623
Webster Financial Corp.	8,633	319,853
Total		949,476
Consumer Finance 1.0%
PRA Group, Inc. (a)	5,886	319,727
Real Estate Investment Trusts (REITs) 2.2%
Sovran Self Storage, Inc.	5,652	530,949
STORE Capital Corp.	7,289	170,198
Total		701,147
Thrifts & Mortgage Finance 1.0%
Radian Group, Inc.	18,812	315,853
TOTAL FINANCIALS		2,286,203
HEALTH CARE 24.5%
Biotechnology 8.8%
Achillion Pharmaceuticals, Inc. (a)	6,428	63,380
AMAG Pharmaceuticals, Inc. (a)	1,844	100,793
Arrowhead Research Corp. (a)	15,073	101,969
Auspex Pharmaceuticals, Inc. (a)	2,555	256,190
Bluebird Bio, Inc. (a)	1,549	187,073
Celldex Therapeutics, Inc. (a)	4,902	136,619
Clovis Oncology, Inc. (a)	1,737	128,937

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Biotechnology (continued)
Curis, Inc. (a)	35,309	$84,742
Dyax Corp. (a)	8,043	134,760
Insmed, Inc. (a)	2,533	52,686
Insys Therapeutics, Inc. (a)	1,889	109,808
Isis Pharmaceuticals, Inc. (a)	2,956	188,209
Keryx Biopharmaceuticals, Inc. (a)	7,744	98,581
Novavax, Inc. (a)	27,778	229,724
PTC Therapeutics, Inc. (a)	817	49,714
Puma Biotechnology, Inc. (a)	836	197,388
Receptos, Inc. (a)	1,029	169,672
Regulus Therapeutics, Inc. (a)	6,120	103,673
Spark Therapeutics, Inc. (a)	1,099	85,172
Tekmira Pharmaceuticals Corp. (a)	2,083	36,369
TESARO, Inc. (a)	3,611	207,271
Tokai Pharmaceuticals, Inc. (a)	7,326	82,784
Total		2,805,514
Health Care Equipment & Supplies 4.3%
Align Technology, Inc. (a)	9,615	517,143
Cyberonics, Inc. (a)	4,771	309,733
DexCom, Inc. (a)	2,688	167,570
Insulet Corp. (a)	11,019	367,484
Total		1,361,930
Health Care Providers & Services 4.5%
HealthEquity, Inc. (a)	9,340	233,407
HealthSouth Corp.	11,680	518,125
LifePoint Hospitals, Inc. (a)	3,208	235,627
Team Health Holdings, Inc. (a)	7,516	439,761
Total		1,426,920
Life Sciences Tools & Services 2.0%
ICON PLC (a)	5,641	397,860
INC Research Holdings, Inc. Class A (a)	7,800	255,294
Total		653,154
Pharmaceuticals 4.9%
Aerie Pharmaceuticals, Inc. (a)	3,491	109,408
Akorn, Inc. (a)	11,244	534,202
Catalent, Inc. (a)	12,540	390,621
Flex Pharma, Inc. (a)	6,931	135,848
Pacira Pharmaceuticals, Inc. (a)	4,437	394,227
Total		1,564,306
TOTAL HEALTH CARE		7,811,824

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 9.0%
Aerospace & Defense 0.9%
Teledyne Technologies, Inc. (a)	2,675	$285,503
Air Freight & Logistics 0.8%
HUB Group, Inc., Class A (a)	6,214	244,148
Airlines 1.2%
Alaska Air Group, Inc.	5,844	386,756
Commercial Services & Supplies 0.3%
MiX Telematics Ltd., ADR (a)	13,637	95,186
Electrical Equipment 1.1%
EnerSys	1,264	81,199
Generac Holdings, Inc. (a)	5,494	267,503
Total		348,702
Machinery 1.4%
John Bean Technologies Corp.	6,000	214,320
Mueller Water Products, Inc., Class A	24,491	241,236
Total		455,556
Professional Services 1.2%
Corporate Executive Board Co. (The)	4,671	373,026
Road & Rail 1.5%
Marten Transport Ltd.	9,831	228,079
Swift Transportation Co. (a)	10,068	261,970
Total		490,049
Trading Companies & Distributors 0.6%
H&E Equipment Services, Inc.	7,455	186,301
TOTAL INDUSTRIALS		2,865,227
INFORMATION TECHNOLOGY 28.0%
Communications Equipment 1.7%
Arris Group, Inc. (a)	10,982	317,325
Ruckus Wireless, Inc. (a)	17,976	231,351
Total		548,676
Electronic Equipment, Instruments & Components 1.2%
Belden, Inc.	1,859	173,928
Littelfuse, Inc.	2,005	199,277
Total		373,205

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 5.1%
comScore, Inc. (a)	6,789	$347,597
Constant Contact, Inc. (a)	8,123	310,380
Cvent, Inc. (a)	3,759	105,402
Endurance International Group Holdings, Inc. (a)	10,032	191,210
GrubHub, Inc. (a)	4,457	202,303
LogMeIn, Inc. (a)	5,231	292,884
Shutterstock, Inc. (a)	2,553	175,314
Total		1,625,090
IT Services 3.0%
CoreLogic, Inc. (a)	7,437	262,303
Euronet Worldwide, Inc. (a)	7,550	443,563
MAXIMUS, Inc.	3,599	240,269
Total		946,135
Semiconductors & Semiconductor Equipment 4.6%
Cavium, Inc. (a)	2,733	193,551
Formfactor, Inc. (a)	21,980	194,963
Microsemi Corp. (a)	10,585	374,709
Monolithic Power Systems, Inc.	3,022	159,108
Qorvo, Inc. (a)	5,348	426,236
Rambus, Inc. (a)	9,311	117,086
Total		1,465,653
Software 11.7%
A10 Networks, Inc. (a)	36,817	159,418
Aspen Technology, Inc. (a)	4,528	174,283
Barracuda Networks, Inc. (a)	10,582	407,089
CommVault Systems, Inc. (a)	6,571	287,153
Fortinet, Inc. (a)	9,552	333,842
Guidewire Software, Inc. (a)	6,462	339,966
Manhattan Associates, Inc. (a)	4,116	208,311
PTC, Inc. (a)	14,348	518,967
QLIK Technologies, Inc. (a)	11,579	360,454
Synchronoss Technologies, Inc. (a)	6,498	308,395
Tyler Technologies, Inc. (a)	2,793	336,640
Ultimate Software Group, Inc. (The) (a)	1,736	295,042
Total		3,729,560
Technology Hardware, Storage & Peripherals 0.7%
Electronics for Imaging, Inc. (a)	5,535	231,086
TOTAL INFORMATION TECHNOLOGY		8,919,405

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 2.6%
Chemicals 1.5%
Chemtura Corp. (a)	6,668	$181,970
Innospec, Inc.	2,760	128,036
PolyOne Corp.	4,663	174,163
Total		484,169
Paper & Forest Products 1.1%
Clearwater Paper Corp. (a)	5,212	340,344
TOTAL MATERIALS		824,513
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	6,814	240,738
TOTAL TELECOMMUNICATION SERVICES		240,738
Total Common Stocks (Cost: $26,315,009)		$30,566,722

	Shares	Value

Money Market Funds 5.9%

Columbia Short-Term Cash Fund, 0.123% (b)(c)	1,865,927	$1,865,927
Total Money Market Funds (Cost: $1,865,927)		$1,865,927
Total Investments
(Cost: $28,180,936) (d)		$32,432,649(e)
Other Assets & Liabilities, Net		(598,025)
Net Assets		$31,834,624

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	873,865	5,953,572	(4,961,510)	1,865,927	327	1,865,927

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $28,181,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,666,000
Unrealized Depreciation	(414,000)
Net Unrealized Appreciation	$4,252,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,537,611	—	—	5,537,611
Consumer Staples	729,531	—	—	729,531
Energy	1,351,670	—	—	1,351,670
Financials	2,286,203	—	—	2,286,203
Health Care	7,811,824	—	—	7,811,824
Industrials	2,865,227	—	—	2,865,227
Information Technology	8,919,405	—	—	8,919,405
Materials	824,513	—	—	824,513
Telecommunication Services	240,738	—	—	240,738
Total Equity Securities	30,566,722	—	—	30,566,722
Mutual Funds
Money Market Funds	1,865,927	—	—	1,865,927
Total Mutual Funds	1,865,927	—	—	1,865,927
Total	32,432,649	—	—	32,432,649

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 42.1%

Aerospace & Defense 0.3%
ADS Tactical, Inc. (b)
04/01/18	11.000%	$895,000	$908,425
Bombardier, Inc. (b)
03/15/20	7.750%	278,000	290,927
03/15/25	7.500%	412,000	406,592
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	174,000	181,395
TransDigm, Inc.
07/15/22	6.000%	245,000	245,000
07/15/24	6.500%	912,000	916,560
Total			2,948,899
Automotive 0.5%
Gates Global LLC/Co. (b)
07/15/22	6.000%	750,000	707,812
General Motors Co.
10/02/23	4.875%	2,438,000	2,639,657
General Motors Financial Co., Inc.
09/25/21	4.375%	580,000	616,012
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	516,000	545,670
Total			4,509,151
Banking 1.3%
Agromercantil Senior Trust (b)
04/10/19	6.250%	424,000	431,929
Ally Financial, Inc.
03/15/20	8.000%	4,042,000	4,820,085
02/13/22	4.125%	1,335,000	1,301,625
03/30/25	4.625%	512,000	504,320
11/01/31	8.000%	463,000	578,750
Grupo Aval Ltd. (b)
09/26/22	4.750%	500,000	495,475
Industrial Senior Trust (b)
11/01/22	5.500%	400,000	386,920
Popular, Inc.
07/01/19	7.000%	373,000	374,865
Royal Bank of Scotland Group PLC
05/28/24	5.125%	1,634,000	1,714,247
Synovus Financial Corp.
02/15/19	7.875%	1,564,000	1,751,680
Total			12,359,896
Brokerage/Asset Managers/Exchanges 0.2%
E*TRADE Financial Corp.
11/15/22	5.375%	813,000	857,715
09/15/23	4.625%	567,000	576,922
Total			1,434,637

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Building Materials 0.9%
Allegion US Holding Co., Inc.
10/01/21	5.750%	$789,000	$824,505
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	1,704,000	1,729,560
Cemex SAB de CV
01/15/21	7.250%	1,243,000	1,326,902
Gibraltar Industries, Inc.
02/01/21	6.250%	272,000	276,080
HD Supply, Inc.
07/15/20	7.500%	1,265,000	1,353,550
HD Supply, Inc. (b)
12/15/21	5.250%	584,000	601,520
Masco Corp.
04/01/25	4.450%	775,000	800,188
Nortek, Inc.
04/15/21	8.500%	786,000	841,020
RSI Home Products, Inc. (b)
03/15/23	6.500%	446,000	453,805
Total			8,207,130
Cable and Satellite 2.5%
Altice Financing SA (b)
02/15/23	6.625%	624,000	641,940
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	619,000	632,927
02/15/23	5.125%	1,440,000	1,454,400
01/15/24	5.750%	210,000	218,138
CCOH Safari LLC
12/01/24	5.750%	269,000	277,070
CSC Holdings, Inc.
11/15/21	6.750%	2,488,000	2,767,900
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	849,000	894,634
12/15/21	5.125%	1,030,000	1,030,000
DISH DBS Corp.
09/01/19	7.875%	1,077,000	1,203,547
06/01/21	6.750%	1,089,000	1,159,785
07/15/22	5.875%	1,095,000	1,112,794
DigitalGlobe, Inc. (b)
02/01/21	5.250%	1,720,000	1,720,000
Hughes Satellite Systems Corp.
06/15/19	6.500%	1,028,000	1,115,380
06/15/21	7.625%	605,000	665,500
Intelsat Jackson Holdings SA
04/01/21	7.500%	680,000	699,550
08/01/23	5.500%	2,367,000	2,233,856
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	161,000	162,610
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	867,000	871,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Cable and Satellite (continued)
UPCB Finance IV Ltd. (b)(c)
01/15/25	5.375%	$1,068,000	$1,068,000
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	583,000	588,830
Unitymedia KabelBW GmbH (b)
01/15/25	6.125%	934,000	987,705
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	519,000	546,248
01/15/26	5.250%	947,000	965,940
Ziggo Bond Finance BV (b)
01/15/25	5.875%	282,000	295,395
Total			23,313,484
Chemicals 1.8%
Angus Chemical Co. (b)
02/15/23	8.750%	635,000	631,825
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	880,000	946,000
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,104,000	1,192,320
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	431,000	435,310
Huntsman International LLC
11/15/20	4.875%	635,000	635,000
INEOS Group Holdings SA (b)
08/15/18	6.125%	43,000	43,215
02/15/19	5.875%	1,177,000	1,163,759
JM Huber Corp. (b)
11/01/19	9.875%	1,175,000	1,274,875
LYB International Finance BV
03/15/44	4.875%	260,000	279,280
Mexichem SAB de CV (b)
09/17/44	5.875%	700,000	686,000
NOVA Chemicals Corp. (b)
05/01/25	5.000%	1,357,000	1,418,065
PQ Corp. (b)
11/01/18	8.750%	3,930,000	4,087,200
Platform Specialty Products Corp. (b)
02/01/22	6.500%	1,404,000	1,467,180
Sibur Securities Ltd. (b)
01/31/18	3.914%	1,450,000	1,307,450
WR Grace & Co. (b)
10/01/21	5.125%	617,000	640,138
Total			16,207,617
Construction Machinery 0.4%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	745,000	789,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Construction Machinery (continued)
H&E Equipment Services, Inc.
09/01/22	7.000%	$1,541,000	$1,587,230
United Rentals North America, Inc.
04/15/22	7.625%	1,445,000	1,580,830
Total			3,957,760
Consumer Cyclical Services 0.7%
ADT Corp. (The)
07/15/22	3.500%	1,927,000	1,753,570
APX Group, Inc.
12/01/19	6.375%	2,655,000	2,641,725
12/01/20	8.750%	559,000	515,678
IHS, Inc. (b)
11/01/22	5.000%	560,000	562,464
Monitronics International, Inc.
04/01/20	9.125%	946,000	925,897
Total			6,399,334
Consumer Products 0.7%
Revlon Consumer Products Corp.
02/15/21	5.750%	1,011,000	1,043,858
Serta Simmons Holdings LLC (b)
10/01/20	8.125%	1,863,000	1,960,807
Spectrum Brands, Inc.
03/15/20	6.750%	309,000	325,995
11/15/20	6.375%	829,000	878,989
11/15/22	6.625%	281,000	300,670
Springs Industries, Inc.
06/01/21	6.250%	1,453,000	1,438,470
Tempur Sealy International, Inc.
12/15/20	6.875%	308,000	328,790
Total			6,277,579
Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%	610,000	632,113
Amsted Industries, Inc. (b)
03/15/22	5.000%	961,000	967,006
Entegris, Inc. (b)
04/01/22	6.000%	1,123,000	1,170,727
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	1,053,000	939,803
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%	760,000	758,100
Total			4,467,749
Electric 1.3%
AES Corp. (The)
07/01/21	7.375%	1,441,000	1,599,510

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)
Calpine Corp. (b)
01/15/22	6.000%	$558,000		$597,060
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	1,837,000	542,486
Dominion Resources, Inc.
09/15/22	2.750%		820,000	815,661
09/15/42	4.050%		365,000	369,337
Duke Energy Corp.
09/15/21	3.550%		175,000	187,046
NRG Energy, Inc.
07/15/22	6.250%		2,515,000	2,584,162
NRG Yield Operating LLC (b)
08/15/24	5.375%		784,000	815,360
PPL Capital Funding, Inc.
06/01/23	3.400%		2,475,000	2,566,179
Pacific Gas & Electric Co.
03/15/45	4.300%		1,000,000	1,076,135
TerraForm Power Operating LLC (b)
02/01/23	5.875%		644,000	668,150
Total				11,821,086
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%		675,000	690,188
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		285,000	262,200
Total				952,388
Finance Companies 1.9%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%		1,339,000	1,384,191
10/01/21	5.000%		150,000	159,188
Aircastle Ltd.
03/15/21	5.125%		608,000	635,360
02/15/22	5.500%		99,000	105,311
Aviation Capital Group Corp. (b)
04/06/21	6.750%		59,000	67,144
CIT Group, Inc. (b)
02/15/19	5.500%		1,116,000	1,163,430
International Lease Finance Corp.
12/15/20	8.250%		2,026,000	2,466,655
04/15/21	4.625%		945,000	978,075
01/15/22	8.625%		1,094,000	1,386,645
Navient Corp.
01/15/19	5.500%		324,000	330,480
10/26/20	5.000%		102,000	100,088
01/25/22	7.250%		717,000	756,435
03/25/24	6.125%		911,000	874,560
10/25/24	5.875%		1,187,000	1,109,845
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%		431,000	443,391
12/15/21	7.250%		556,000	575,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Finance Companies (continued)
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	$1,673,000	$1,593,533
Springleaf Finance Corp.
12/15/17	6.900%	807,000	859,455
06/01/20	6.000%	598,000	600,990
10/01/21	7.750%	212,000	232,140
10/01/23	8.250%	498,000	552,780
iStar Financial, Inc
07/01/19	5.000%	1,129,000	1,129,000
Total			17,504,156
Food and Beverage 1.8%
B&G Foods, Inc.
06/01/21	4.625%	948,000	946,815
ConAgra Foods, Inc.
09/15/22	3.250%	2,025,000	2,027,738
Constellation Brands, Inc.
11/15/19	3.875%	267,000	275,010
11/15/24	4.750%	267,000	282,353
Darling Ingredients, Inc.
01/15/22	5.375%	1,354,000	1,364,155
Diamond Foods, Inc. (b)
03/15/19	7.000%	643,000	662,290
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	2,275,000	2,303,278
Heineken NV (b)
04/01/22	3.400%	1,700,000	1,768,782
MHP SA (b)
04/02/20	8.250%	1,596,000	1,053,360
Molson Coors Brewing Co.
05/01/42	5.000%	2,275,000	2,415,597
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	194,000	194,000
Post Holdings, Inc.
02/15/22	7.375%	180,000	186,300
Post Holdings, Inc. (b)
12/15/22	6.000%	575,000	554,875
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,045,000	1,099,297
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,102,000	1,184,650
Total			16,318,500
Gaming 1.5%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	523,000	540,651
GTECH Corp. (b)
02/15/22	6.250%	954,000	932,535
02/15/25	6.500%	716,000	690,940
MCE Finance Ltd. (b)
02/15/21	5.000%	1,283,000	1,199,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gaming (continued)
MGM Resorts International
03/01/18	11.375%	$901,000	$1,087,958
12/15/21	6.625%	2,069,000	2,209,951
Penn National Gaming, Inc.
11/01/21	5.875%	566,000	561,755
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,109,000	1,175,540
Scientific Games International, Inc. (b)
01/01/22	7.000%	1,500,000	1,533,750
12/01/22	10.000%	2,322,000	2,191,387
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	55,000	59,125
10/01/20	7.804%	120,000	129,631
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	1,470,000	1,400,175
Tunica-Biloxi Gaming Authority (b)(d)
11/15/15	9.000%	923,000	414,196
Total			14,127,199
Health Care 3.0%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	303,000	303,379
Acadia Healthcare Co., Inc. (b)
02/15/23	5.625%	282,000	286,935
CHS/Community Health Systems, Inc.
08/01/21	5.125%	330,000	339,900
02/01/22	6.875%	1,808,000	1,932,300
Catamaran Corp.
03/15/21	4.750%	321,000	356,711
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	2,150,000	2,270,400
Emdeon, Inc.
12/31/19	11.000%	1,275,000	1,392,937
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	386,000	419,003
01/31/22	5.875%	801,000	881,100
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	163,000	181,745
HCA Holdings, Inc.
02/15/21	6.250%	621,000	671,425
HCA, Inc.
02/15/20	6.500%	1,031,000	1,160,906
02/15/22	7.500%	630,000	734,738
05/01/23	4.750%	795,000	824,812
05/01/23	5.875%	1,340,000	1,447,200
02/01/25	5.375%	562,000	589,398
IMS Health, Inc. (b)
11/01/20	6.000%	586,000	610,173
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	505,000	546,663
LifePoint Hospitals, Inc.
12/01/21	5.500%	1,613,000	1,689,617

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	$1,197,000	$1,241,887
Omnicare, Inc.
12/01/22	4.750%	501,000	517,283
12/01/24	5.000%	212,000	221,540
Physio-Control International, Inc. (b)
01/15/19	9.875%	951,000	1,010,437
STHI Holding Corp. (b)
03/15/18	8.000%	403,000	418,113
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	347,000	349,603
Teleflex, Inc. (b)
06/15/24	5.250%	95,000	96,900
Tenet Healthcare Corp.
10/01/20	6.000%	778,000	824,680
04/01/21	4.500%	1,919,000	1,880,620
04/01/22	8.125%	2,721,000	2,999,902
Universal Health Services, Inc. (b)
08/01/22	4.750%	1,634,000	1,717,742
Total			27,918,049
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	834,000	865,275

Home Construction 0.3%
Meritage Homes Corp.
03/01/18	4.500%	575,000	585,062
04/15/20	7.150%	367,000	395,443
04/01/22	7.000%	691,000	741,097
Standard Pacific Corp.
11/15/24	5.875%	282,000	289,755
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	39,000	38,610
03/01/24	5.625%	335,000	327,463
Total			2,377,430
Independent Energy 3.7%
Antero Resources Corp.
12/01/22	5.125%	1,968,000	1,889,280
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	1,475,000	1,357,413
Chesapeake Energy Corp.
02/15/21	6.125%	2,516,000	2,547,450
03/15/23	5.750%	2,086,000	2,033,850
Cimarex Energy Co.
05/01/22	5.875%	786,000	833,160
06/01/24	4.375%	303,000	300,728
Comstock Resources, Inc. (b)
03/15/20	10.000%	708,000	684,990

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)
Concho Resources, Inc.
01/15/22	6.500%	$1,430,000	$1,497,925
04/01/23	5.500%	2,549,000	2,567,863
Continental Resources, Inc.
09/15/22	5.000%	3,282,000	3,236,872
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	688,000	696,600
Diamondback Energy, Inc.
10/01/21	7.625%	223,000	234,708
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	462,000	483,945
09/01/22	7.750%	1,207,000	1,231,140
Hilcorp Energy I LP/Finance Co. (b)
12/01/24	5.000%	110,000	103,400
Kosmos Energy Ltd. (b)
08/01/21	7.875%	588,000	542,430
Laredo Petroleum, Inc.
01/15/22	5.625%	1,361,000	1,320,170
05/01/22	7.375%	1,237,000	1,275,656
03/15/23	6.250%	579,000	577,553
Noble Energy, Inc.
11/15/43	5.250%	1,000,000	1,045,065
Oasis Petroleum, Inc.
11/01/21	6.500%	1,254,000	1,197,570
03/15/22	6.875%	2,289,000	2,231,775
01/15/23	6.875%	443,000	429,710
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	1,771,000	1,788,710
RSP Permian, Inc. (b)
10/01/22	6.625%	462,000	464,310
Tullow Oil PLC (b)
04/15/22	6.250%	868,000	750,820
Whiting Petroleum Corp.
03/15/21	5.750%	1,703,000	1,690,227
Whiting Petroleum Corp. (b)
04/01/23	6.250%	483,000	481,189
Zhaikmunai LLP
11/13/19	7.125%	1,069,000	916,667
Total			34,411,176
Leisure 0.6%
Activision Blizzard, Inc. (b)
09/15/21	5.625%	3,276,000	3,488,940
09/15/23	6.125%	517,000	563,530
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,000,000	1,032,500
Six Flags, Inc., Escrow (b)(e)(f)(g)
06/01/44	0.000%	95,000	—
Total			5,084,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Lodging 0.4%
Choice Hotels International, Inc.
07/01/22	5.750%	$431,000	$467,635
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,609,000	1,693,472
Playa Resorts Holding BV (b)
08/15/20	8.000%	1,560,000	1,591,200
Total			3,752,307
Media and Entertainment 3.1%
AMC Networks, Inc.
12/15/22	4.750%	2,984,000	2,970,930
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	544,000	572,560
11/15/22	6.500%	2,647,000	2,785,967
Gannett Co., Inc.
10/15/19	5.125%	430,000	450,425
10/15/23	6.375%	219,000	237,615
Gannett Co., Inc. (b)
09/15/21	4.875%	375,000	382,500
09/15/24	5.500%	329,000	344,216
Lamar Media Corp.
01/15/24	5.375%	441,000	459,743
MDC Partners, Inc. (b)
04/01/20	6.750%	1,959,000	2,064,296
Netflix, Inc.
03/01/24	5.750%	381,000	388,144
Netflix, Inc. (b)
02/15/22	5.500%	575,000	587,938
02/15/25	5.875%	806,000	827,157
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	175,000	180,250
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	618,000	621,863
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	1,093,000	1,136,720
02/15/24	5.625%	233,000	244,068
03/15/25	5.875%	1,283,000	1,353,565
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	112,000	117,320
Sky PLC (b)
11/26/22	3.125%	5,665,000	5,651,795
Thomson Reuters Corp.
05/23/43	4.500%	545,000	557,307
Univision Communications, Inc. (b)
09/15/22	6.750%	144,000	154,440
05/15/23	5.125%	2,680,000	2,720,200
02/15/25	5.125%	1,197,000	1,222,436
iHeartCommunications, Inc.
03/01/21	9.000%	1,738,000	1,664,135
iHeartCommunications, Inc. (b)
03/15/23	10.625%	642,000	645,210
Total			28,340,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Metals 0.5%
ArcelorMittal
02/25/22	7.000%	$1,707,000	$1,869,592
Calcipar SA (b)
05/01/18	6.875%	1,709,000	1,730,362
Vale Overseas Ltd.
01/11/22	4.375%	988,000	949,735
Total			4,549,689
Midstream 3.0%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	968,000	994,620
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	108,000	108,540
03/01/22	6.125%	490,000	493,675
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	804,000	812,040
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	1,794,000	1,933,035
Kinder Morgan Energy Partners LP
09/01/22	3.950%	535,000	543,368
02/15/23	3.450%	725,000	712,753
Kinder Morgan, Inc.
09/15/20	6.500%	3,024,000	3,495,000
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	526,000	552,300
02/15/23	5.500%	1,174,000	1,206,285
07/15/23	4.500%	2,558,000	2,532,420
12/01/24	4.875%	1,278,000	1,306,627
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,359,000	1,467,720
10/01/22	5.000%	801,000	833,040
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	1,285,000	1,270,544
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	4,160,000	4,472,383
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	60,000	60,300
11/15/23	4.250%	952,000	916,300
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	1,067,000	1,099,010
11/15/19	4.125%	463,000	460,685
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	261,000	268,830
10/15/22	6.250%	521,000	539,235
TransCanada PipeLines Ltd.
10/16/43	5.000%	360,000	404,084
Transcontinental Gas Pipe Line Co. LLC
08/01/42	4.450%	1,190,000	1,086,653
Total			27,569,447

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Natural Gas 0.2%
Sempra Energy
12/01/23	4.050%	$1,590,000	$1,723,474

Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/42	5.250%	1,300,000	997,915

Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	328,000	344,816
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	647,000	672,104
02/01/22	5.875%	805,000	829,150
Total			1,846,070
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,655,000	1,779,125

Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	723,000	732,038
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	655,000	677,106
02/15/21	8.250%	630,000	674,100
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	903,000	897,356
Total			2,980,600
Paper 0.1%
Inversiones CMPC SA (b)
09/15/24	4.750%	836,000	865,343

Pharmaceuticals 1.1%
Capsugel SA PIK (b)
05/15/19	7.000%	352,000	359,434
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	934,000	962,020
Grifols Worldwide Operations Ltd. (b)
04/01/22	5.250%	575,000	584,344
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	680,000	695,300
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	435,000	467,625
VRX Escrow Corp. (b)
05/15/23	5.875%	1,582,000	1,621,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Pharmaceuticals (continued)
04/15/25	6.125%	$1,161,000	$1,201,635
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	1,007,000	1,046,021
07/15/21	7.500%	2,472,000	2,673,617
03/01/23	5.500%	464,000	467,480
Total			10,079,026

Property & Casualty 1.1%
HUB International Ltd. (b)
10/01/21	7.875%	2,640,000	2,706,000
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	277,000	274,922
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,310,000	3,656,355
06/15/23	4.250%	3,260,000	3,472,334
Total			10,109,611

Railroads 0.1%
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	1,054,000	1,061,905
Panama Canal Railway Co.
11/01/26	7.000%	321,210	318,319
Total			1,380,224

Refining 0.1%
Marathon Petroleum Corp.
09/15/44	4.750%	1,000,000	1,017,661

Restaurants 0.2%
Yum! Brands, Inc.
11/01/20	3.875%	430,000	457,217
11/01/21	3.750%	970,000	1,020,710
Total			1,477,927

Retailers 0.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	460,000	477,250
Family Tree Escrow LLC (b)
03/01/20	5.250%	170,000	178,075
03/01/23	5.750%	898,000	945,145
Penske Automotive Group, Inc.
12/01/24	5.375%	480,000	494,400
PetSmart, Inc. (b)
03/15/23	7.125%	737,000	763,716
Rite Aid Corp.
06/15/21	6.750%	1,245,000	1,324,369
02/15/27	7.700%	359,000	414,645
Rite Aid Corp. (b)(c)
04/01/23	6.125%	1,602,000	1,642,050
Total			6,239,650

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology 1.7%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$828,000		$856,980
08/01/22	5.375%		1,996,000	1,991,010
Ancestry.com, Inc.
12/15/20	11.000%		309,000	342,990
Equinix, Inc.
01/01/22	5.375%		516,000	537,930
04/01/23	5.375%		370,000	384,060
First Data Corp. (b)
06/15/19	7.375%		1,433,000	1,495,694
11/01/20	6.750%		1,053,000	1,118,812
01/15/21	8.250%		879,000	940,530
Goodman Networks, Inc.
07/01/18	12.125%		552,000	513,360
MSCI, Inc. (b)
11/15/24	5.250%		855,000	883,856
NCR Corp.
12/15/21	5.875%		229,000	238,733
Nuance Communications, Inc. (b)
08/15/20	5.375%		778,000	785,780
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%		821,000	843,578
Riverbed Technology, Inc. (b)
03/01/23	8.875%		650,000	651,625
Sensata Technologies BV (b)
10/01/25	5.000%		1,050,000	1,064,437
VeriSign, Inc.
05/01/23	4.625%		676,000	674,310
VeriSign, Inc. (b)
04/01/25	5.250%		695,000	708,900
Zebra Technologies Corp. (b)
10/15/22	7.250%		1,354,000	1,458,935
Total				15,491,520

Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%		695,000	757,133
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	16,952,918	1,090,362
Hertz Corp. (The)
04/15/19	6.750%		95,000	98,087
Total				1,945,582

Wireless 2.6%
Altice SA (b)
05/15/22	7.750%		900,000	915,188
02/15/25	7.625%		927,000	931,635
Comcel Trust (b)
02/06/24	6.875%		702,000	747,981

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wireless (continued)
Crown Castle International Corp.
04/15/22	4.875%	$1,236,000	$1,283,895
Numericable-SFR (b)
05/15/19	4.875%	1,030,000	1,024,850
05/15/22	6.000%	1,903,000	1,926,787
05/15/24	6.250%	216,000	218,700
SBA Communications Corp. (b)
07/15/22	4.875%	1,241,000	1,215,635
Sprint Communications, Inc. (b)
03/01/20	7.000%	3,187,000	3,513,667
Sprint Corp.
09/15/21	7.250%	1,660,000	1,668,300
09/15/23	7.875%	1,475,000	1,504,500
06/15/24	7.125%	587,000	572,325
T-Mobile USA, Inc.
04/28/22	6.731%	779,000	819,898
03/01/23	6.000%	1,061,000	1,087,196
04/01/23	6.625%	1,064,000	1,113,210
01/15/24	6.500%	648,000	677,160
03/01/25	6.375%	265,000	273,454
VimpelCom Holdings BV (b)
03/01/22	7.504%	1,140,000	1,081,575
Wind Acquisition Finance SA (b)
04/30/20	6.500%	515,000	545,900
07/15/20	4.750%	2,011,000	2,016,027
04/23/21	7.375%	733,000	760,488
Total			23,898,371

Wirelines 2.1%
CenturyLink, Inc.
03/15/22	5.800%	2,595,000	2,702,044
CenturyLink, Inc. (b)
04/01/25	5.625%	202,000	202,758
EarthLink Holdings Corp.
06/01/20	7.375%	1,079,000	1,105,975
Frontier Communications Corp.
07/01/21	9.250%	564,000	654,240
09/15/21	6.250%	118,000	118,295
04/15/22	8.750%	449,000	498,390
04/15/24	7.625%	1,486,000	1,547,297
01/15/25	6.875%	1,335,000	1,321,650
Level 3 Communications, Inc.
12/01/22	5.750%	674,000	692,131
Level 3 Financing, Inc.
01/15/21	6.125%	1,654,000	1,734,632
08/15/22	5.375%	1,408,000	1,448,919
Telecom Italia Capital SA
06/18/19	7.175%	1,782,000	2,051,527
Telecom Italia SpA (b)
05/30/24	5.303%	342,000	358,245
Verizon Communications, Inc.
11/01/42	3.850%	1,610,000	1,464,512

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wirelines (continued)
Windstream Corp.
10/15/20	7.750%	$728,000	$745,290
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	335,000	379,388
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	2,168,000	2,178,840
Total			19,204,133
Total Corporate Bonds & Notes (Cost: $377,967,505)			$386,711,940

Residential Mortgage-Backed Securities - Agency(h) 13.7%

Federal Home Loan Mortgage Corp. (i)
10/01/26	8.000%	42,783	45,590
Federal Home Loan Mortgage Corp. (i)(j)(k)
CMO IO Series 2957 Class SW
04/15/35	5.826%	2,338,139	384,022
CMO IO Series 311 Class S1
08/15/43	5.776%	33,435,154	7,201,427
CMO IO Series 318 Class S1
11/15/43	5.776%	9,537,175	2,179,547
CMO IO Series 3761 Class KS
06/15/40	5.826%	3,525,137	405,292
CMO IO Series 4174 Class SB
05/15/39	6.026%	11,515,254	1,810,944
Federal Home Loan Mortgage Corp. (i)(k)
CMO IO Series 304 Class C69
12/15/42	4.000%	6,874,381	1,456,815
CMO IO Series 4098 Class AI
05/15/39	3.500%	8,828,863	1,475,630
CMO IO Series 4120 Class AI
11/15/39	3.500%	5,585,152	576,076
CMO IO Series 4121 Class IA
01/15/41	3.500%	5,011,096	995,768
CMO IO Series 4121 Class MI
10/15/42	4.000%	6,372,597	1,557,047
Federal National Mortgage Association (c)(i)
04/20/30	3.000%	22,000,000	23,062,186
Federal National Mortgage Association (i)
04/01/38-05/01/40	5.000%	1,025,522	1,145,135
05/01/41	4.000%	379,026	404,551
Federal National Mortgage Association (i)(j)(k)
CMO IO Series 2006-5 Class N1
08/25/34	1.915%	8,029,427	239,074
CMO IO Series 2006-5 Class N2
02/25/35	1.952%	11,990,013	569,665
CMO IO Series 2010-135 Class MS
12/25/40	5.776%	2,606,879	380,056
CMO IO Series 2013-101 Class CS
10/25/43	5.726%	9,961,874	2,734,273
Federal National Mortgage Association (i)(k)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	7,357,410	1,331,806

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (h) (continued)

CMO IO Series 2012-118 Class BI
12/25/39	3.500%	$8,775,730	$1,189,888
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	9,701,525	1,126,519
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	7,536,093	952,504
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	11,527,741	1,597,663
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,355,131	421,146
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	4,977,374	642,128
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	7,336,559	981,330
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	3,110,187	508,631
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	7,581,147	989,451
Government National Mortgage Association (c)(i)
04/22/45	3.000%	22,000,000	22,652,689
04/22/45	3.500%	45,000,000	47,350,197
Total Residential Mortgage-Backed Securities - Agency (Cost: $127,924,076)			$126,367,050

Residential Mortgage-Backed Securities - Non-Agency 13.6%

AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(i)
08/25/54	3.850%	5,832,011	5,832,011
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(i)
05/25/47	4.000%	1,886,480	1,958,360
BCAP LLC Trust (b)(i)(j)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.031%	780,000	730,175
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	3,981,928	4,025,307
CMO Series 2013-RR3 Class 6A5
03/26/36	2.475%	2,449,522	2,400,779
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	1,724,871	1,711,979
Series 2013-RR1 Class 10A1
10/26/36	3.000%	927,781	932,739
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(i)(j)
11/28/29	3.844%	2,996,033	3,004,491
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(i)(j)
05/15/48	2.600%	898,252	898,182
Citigroup Mortgage Loan Trust, Inc. (b)(i)
CMO Series 2011-12 Class 3A3
09/25/47	2.550%	2,833,000	2,731,508
CMO Series 2012-A Class A
06/25/51	2.500%	1,731,774	1,682,298
Citigroup Mortgage Loan Trust, Inc. (b)(i)(j)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2009-4 Class 9A2
03/25/36	2.620%	$1,365,000	$1,181,128
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	2,000,000	2,029,982
CMO Series 2010-6 Class 2A2
09/25/35	2.670%	515,000	482,890
CMO Series 2010-6 Class 3A2
07/25/36	2.629%	2,215,000	2,148,125
CMO Series 2012-3 Class 2A3
04/25/37	2.667%	1,849,664	1,791,080
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	2,959,431	2,958,568
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	1,302,750	1,302,501
CMO Series 2014-11 Class 3A3
09/25/36	0.331%	2,401,000	2,174,034
Series 2013-11 Class 3A3
09/25/34	2.399%	3,004,827	2,881,426
Credit Suisse Mortgage Capital Certificates (b)(i)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	4,000,000	4,011,784
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	5,200,000	5,061,794
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,000,000	3,005,385
Credit Suisse Mortgage Capital Certificates (b)(i)(j)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	3,032,215	3,016,524
CMO Series 2011-5R Class 3A1
09/27/47	2.820%	1,491,237	1,419,421
CMO Series 2014-CIM1 Class A2
01/25/58	3.671%	3,000,000	2,985,345
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,282,004	8,238,448
CMO Series 2014-RPL4 Class A2
08/25/62	3.756%	6,250,000	5,880,398
Series 2008-4R Class 3A4
01/26/38	2.731%	3,250,000	3,004,531
Series 2012-11 Class 3A2
06/29/47	1.170%	3,058,112	2,893,518
Series 2014-2R Class 18A1
01/27/37	3.000%	8,387,764	8,313,407
Series 2014-2R Class 19A1
05/27/36	3.000%	5,275,995	5,266,874
Credit Suisse Securities (USA) LLC (b)(i)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	4,246,384	4,133,385
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	1,250,000	1,251,687
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	561,457	564,272
GCAT Series 2013-RP1 Class A1 (b)(i)(j)
06/25/18	3.500%	2,724,977	2,720,621
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(i)(j)
11/26/36	0.331%	4,048,898	3,785,445

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(i)(j)
04/26/37	4.500%	$271,320	$271,433
Jefferies Resecuritization Trust Series 2014-R1 Class 1A1 (b)(i)
12/27/37	4.000%	1,457,860	1,457,441
LSTAR Securities Investment Trust CMO Series 2014-2 Class A (b)(i)(j)
12/01/21	2.172%	2,862,953	2,824,636
NRPL Trust Series 2014-1A Class A1 (b)(i)(j)
05/25/48	3.250%	5,699,126	5,699,126
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(i)(j)
07/26/35	2.509%	2,500,000	2,414,982
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(i)(j)
12/25/59	6.000%	1,500,000	1,546,929
VML LLC CMO Series 2014-NPL1 Class A1 (b)(i)(j)
04/25/54	3.875%	2,883,184	2,885,436
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $124,496,479)			$125,510,385

Commercial Mortgage-Backed Securities - Non-Agency 6.9%

American Homes 4 Rent Trust (b)(i)
Series 2014-SFR2 Class E
10/17/36	6.231%	2,500,000	2,688,334
Series 2014-SFR3 Class E
12/17/36	6.418%	4,500,000	4,896,547
Aventura Mall Trust Series 2013-AVM Class E (b)(i)(j)
12/05/32	3.743%	5,000,000	4,998,015
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(i)(j)
07/05/33	4.691%	3,500,000	3,607,670
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(i)(j)
09/15/26	3.676%	3,984,000	3,994,876
Banc of America Merrill Lynch Re-Remic Trust (b)(c)(g)(i)(j)(l)
Series 2015-FR11 Class A705
09/27/44	0.000%	2,000,000	1,825,469
Banc of America Merrill Lynch Re-Remic Trust (b)(i)(j)
Series 2014-FRR7 Class A
10/26/44	2.421%	1,130,000	1,112,682
Series 2014-FRR7 Class B
10/26/44	2.421%	2,100,000	1,997,518
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX (i)(j)
12/11/49	5.366%	2,750,000	2,876,453

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Commercial Mortgage Trust Series 2013-RIA4 Class A (b)(i)(j)
11/27/28	6.000%	$3,350,000	$3,390,378
GS Mortgage Securities Trust Series 2007-GG10 Class AM (i)(j)
08/10/45	5.796%	7,750,000	7,946,315
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (i)
05/15/47	5.372%	1,900,000	1,975,348
Morgan Stanley Capital I Trust Series 2005-IQ10 Class A4A (i)(j)
09/15/42	5.230%	342,115	343,131
ORES NPL LLC (b)(i)
Series 2014-LV3 Class A
03/27/24	3.000%	3,649,576	3,649,576
Series 2014-LV3 Class B
03/27/24	6.000%	3,500,000	3,500,000
Rialto Real Estate Fund LP Series 2014-LT6 Class B (b)(i)
09/15/24	5.486%	3,625,000	3,626,371
VFC LLC (b)(i)
Series 2014-2 Class A
07/20/30	2.750%	3,438,695	3,438,779
Series 2014-2 Class B
07/20/30	5.500%	3,600,000	3,599,334
Series 2015-3 Class A
12/20/31	2.750%	1,500,000	1,497,591
Series 2015-3 Class B
12/20/31	4.750%	2,500,000	2,501,489
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $62,277,486)			$63,465,876

Asset-Backed Securities - Non-Agency 3.2%

A Voce CLO Ltd. Series 2014-1A Class C (b)(j)
07/15/26	3.753%	4,500,000	4,244,971
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	37,515	37,545
Ares CLO Ltd. Series 2014-32A Class C (b)(j)
11/15/25	4.445%	750,000	751,168
Bayview Opportunity Master Fund IIIB Trust Series 2014-11RP Class A (b)(j)
06/28/19	3.228%	3,128,537	3,124,659
GCAT LLC Series 2014-2 Class A1 (b)(j)
10/25/19	3.721%	4,302,684	4,292,680
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (j)
09/25/34	5.865%	142,158	145,484

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(j)
07/25/18	4.250%		$3,620,158	$3,681,656
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(j)
01/25/55	3.475%		1,750,000	1,749,878
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (b)(j)
07/20/26	3.357%		5,100,000	5,095,537
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(j)
11/22/25	4.191%		2,500,000	2,436,178
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(j)
07/14/26	3.853%		3,000,000	2,912,739
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(j)
06/25/54	3.125%		886,208	885,128
Total Asset-Backed Securities - Non-Agency (Cost: $29,326,973)				$29,357,623

Inflation-Indexed Bonds(a) 2.7%

Brazil 0.2%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	408,813	1,260,966
08/15/30	6.000%	BRL	166,121	503,789
Total				1,764,755

Italy 0.2%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	909,442	1,447,478

United States 2.0%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		7,808,423	7,650,428
U.S. Treasury Inflation-Indexed Bond (m)
01/15/24	0.625%		10,129,282	10,550,275
Total				18,200,703

Uruguay 0.3%
Uruguay Government International Bond
04/05/27	4.250%	UYU	83,446,995	3,183,259
Total Inflation-Indexed Bonds (Cost: $24,823,460)				$24,596,195

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(n) 17.7%

Argentina 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		$980,410	$953,449
Provincia de Cordoba (b)
08/17/17	12.375%		780,000	808,860
Total				1,762,309

Brazil 1.1%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	26,000,000	7,074,961
Brazilian Government International Bond
01/20/34	8.250%		1,737,000	2,249,415
Petrobras Global Finance BV
03/15/19	7.875%		1,167,000	1,187,959
Total				10,512,335

Chile 0.1%
Chile Government International Bond
08/05/20	5.500%	CLP	522,500,000	894,611

Colombia 0.8%
Colombia Government International Bond
01/18/41	6.125%		1,173,000	1,393,054
Ecopetrol SA
01/16/25	4.125%		532,000	509,326
05/28/45	5.875%		760,000	707,142
Emgesa SA ESP
01/25/21	8.750%	COP	1,700,000,000	703,427
Empresa de Energia de Bogota SA ESP (b)
11/10/21	6.125%		472,000	490,853
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	5,754,000,000	2,342,101
09/10/24	7.625%	COP	666,000,000	254,719
Oleoducto Central SA (b)
05/07/21	4.000%		500,000	495,000
Transportadora de Gas Internacional SA ESP (b)
03/20/22	5.700%		619,000	653,182
Total				7,548,804

Croatia 0.2%
Croatia Government International Bond (b)
01/26/24	6.000%		1,666,000	1,844,062

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)

Dominican Republic 0.9%
Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%		$814,000	$814,334
Dominican Republic International Bond (b)
02/22/19	12.000%	DOP	38,000,000	885,944
01/08/21	14.000%	DOP	44,702,000	1,132,171
02/10/23	14.500%	DOP	14,000,000	367,854
04/20/27	8.625%		2,850,000	3,384,375
04/30/44	7.450%		1,287,000	1,447,875
01/27/45	6.850%		400,000	420,000
Total				8,452,553

El Salvador 0.1%
El Salvador Government International Bond (b)
01/18/27	6.375%		468,000	468,000
02/01/41	7.625%		600,000	624,000
Total				1,092,000

Georgia 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%		2,008,000	2,156,090

Ghana 0.1%
Republic of Ghana (b)
08/07/23	7.875%		700,000	663,684
01/18/26	8.125%		500,000	474,665
Total				1,138,349

Guatemala 0.3%
Guatemala Government Bond (b)
06/06/22	5.750%		1,662,000	1,830,278
02/13/28	4.875%		790,000	819,625
Total				2,649,903

Hungary 0.7%
Hungary Government International Bond
11/22/23	5.750%		2,792,000	3,210,800
03/25/24	5.375%		1,244,000	1,393,280
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%		851,000	965,034
Magyar Export-Import Bank Zrt. (b)
01/30/20	4.000%		789,000	805,766
Total				6,374,880

Indonesia 2.5%
Indonesia Government International Bond (b)
03/13/20	5.875%		2,794,000	3,168,228
05/05/21	4.875%		770,000	840,070
04/25/22	3.750%		1,077,000	1,095,848
01/15/45	5.125%		500,000	525,000
Indonesia Treasury Bond

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)

Indonesia (continued)
09/15/19	11.500%	IDR	$17,100,000,000	$1,515,132
07/15/22	10.250%	IDR	10,680,000,000	947,437
03/15/24	8.375%	IDR	44,900,000,000	3,645,228
09/15/24	10.000%	IDR	4,500,000,000	401,644
05/15/27	7.000%	IDR	39,357,000,000	2,877,651
Majapahit Holding BV (b)
08/07/19	8.000%		760,000	894,900
06/29/37	7.875%		540,000	690,525
PT Pertamina Persero (b)
05/20/23	4.300%		2,212,000	2,217,530
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		3,977,000	4,344,435
Total				23,163,628

Ireland 0.1%
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%		988,000	805,220

Italy 0.5%
Italy Buoni Poliennali Del Tesoro
05/01/21	3.750%	EUR	3,055,000	3,862,321
09/01/22	5.500%	EUR	532,000	755,125
Total				4,617,446

Ivory Coast 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		400,000	378,000
Ivory Coast Government International Bond (j)
12/31/32	5.750%		409,000	388,583
Total				766,583

Kazakhstan 0.4%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		425,000	461,125
04/30/23	4.400%		2,242,000	1,972,960
11/07/44	6.000%		1,000,000	817,500
Total				3,251,585

Macedonia —%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	391,000	430,492

Malaysia 0.2%
Malaysia Government Bond
10/31/19	3.654%	MYR	6,100,000	1,651,926
Petronas Capital Ltd.
08/12/19	5.250%		75,000	84,134
Total				1,736,060

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)

Mexico 2.4%
Comision Federal de Electricidad (b)
01/15/24	4.875%		$1,292,000	$1,375,980
02/14/42	5.750%		300,000	333,000
Mexican Bonos
06/11/20	8.000%	MXN	13,940,000	1,022,202
06/10/21	6.500%	MXN	50,000	3,430
06/09/22	6.500%	MXN	95,500,000	6,540,047
12/05/24	10.000%	MXN	25,000,000	2,128,528
06/03/27	7.500%	MXN	7,720,000	561,675
11/23/34	7.750%	MXN	17,800,000	1,341,511
Mexico Government International Bond
01/11/40	6.050%		686,000	847,210
01/23/46	4.600%		800,000	818,000
Pemex Finance Ltd.
11/15/18	9.150%		290,625	331,104
(NPFGC)
08/15/17	10.610%		134,375	148,105
Pemex Project Funding Master Trust
01/21/21	5.500%		760,000	834,100
Petroleos Mexicanos
03/01/18	5.750%		1,839,000	2,020,141
09/12/24	7.190%	MXN	1,150,000	74,262
11/12/26	7.470%	MXN	4,700,000	310,314
06/02/41	6.500%		532,000	602,490
01/23/45	6.375%		1,900,000	2,120,174
Petroleos Mexicanos (b)
01/23/26	4.500%		400,000	404,980
Total				21,817,253

Morocco 0.1%
Morocco Government International Bond (b)
12/11/22	4.250%		794,000	817,820

Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%		98,000	92,394

Panama 0.1%
Ena Norte Trust (b)
04/25/23	4.950%		741,913	756,751

Paraguay 0.1%
Republic of Paraguay (b)
08/11/44	6.100%		832,000	908,960

Peru 0.7%
Corporacion Financiera de Desarrollo SA (b)
02/08/22	4.750%		2,300,000	2,444,021
Fondo MIVIVIENDA SA (b)
01/31/23	3.500%		400,000	392,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)

Peru (continued)
Peruvian Government International Bond
08/12/26	8.200%	PEN	$5,830,000	$2,208,234
Peruvian Government International Bond (b)
08/12/20	7.840%	PEN	540,000	198,809
08/12/26	8.200%	PEN	3,435,000	1,301,078
Total				6,544,142

Philippines 0.2%
Philippine Government International Bond
01/15/21	4.950%	PHP	35,000,000	829,758
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		469,000	628,460
Total				1,458,218

Portugal 0.7%
Portugal Obrigacoes do Tesouro OT (b)
02/15/24	5.650%	EUR	4,320,000	6,226,267

Republic of Namibia 0.2%
Namibia International Bonds (b)
11/03/21	5.500%		1,638,000	1,777,230

Republic of the Congo 0.1%
Republic of Congo (j)
06/30/29	3.500%		568,100	497,088

Romania 0.3%
Romanian Government International Bond (b)
02/07/22	6.750%		516,000	623,070
08/22/23	4.375%		1,300,000	1,387,750
01/22/24	4.875%		434,000	479,570
Total				2,490,390

Russian Federation 1.0%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		1,672,000	1,337,600
Gazprom OAO Via Gaz Capital SA (b)
04/11/18	8.146%		1,092,000	1,141,140
03/07/22	6.510%		2,392,000	2,310,959
Russian Foreign Bond - Eurobond (b)
04/04/22	4.500%		1,100,000	1,052,513
04/04/42	5.625%		600,000	573,000
Russian Foreign Bond - Eurobond (b)(j)
03/31/30	7.500%		2,341,625	2,686,781
Total				9,101,993

Senegal —%
Senegal Government International Bond (b)
07/30/24	6.250%		292,000	286,160

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)

Serbia 0.1%
Republic of Serbia (b)
12/03/18	5.875%		$770,000	$821,013

South Africa 0.1%
South Africa Government International Bond
03/09/20	5.500%		327,000	358,676
Transnet SOC Ltd. (b)
07/26/22	4.000%		700,000	679,875
Total				1,038,551

South Korea 0.5%
Korea Monetary Stabilization Bond
08/09/15	2.370%	KRW	5,280,000,000	4,769,165

Trinidad and Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%		2,918,000	3,461,478

Turkey 1.3%
Export Credit Bank of Turkey (b)
04/24/19	5.875%		1,786,000	1,882,265
09/23/21	5.000%		430,000	431,075
Turkey Government International Bond
03/30/21	5.625%		1,384,000	1,513,750
02/05/25	7.375%		5,090,000	6,315,672
01/14/41	6.000%		1,308,000	1,486,477
02/17/45	6.625%		550,000	680,460
Total				12,309,699

Uruguay 0.1%
Uruguay Government International Bond PIK
01/15/33	7.875%		546,786	776,436

Venezuela 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%		6,385,000	2,618,169
11/02/17	8.500%		2,262,300	1,493,118
11/17/21	9.000%		743,343	275,780
05/16/24	6.000%		936,947	303,384
Venezuela Government International Bond
05/07/23	9.000%		4,524,100	1,617,366
Total				6,307,817

Zambia 0.1%
Zambia Government International Bond (b)
04/14/24	8.500%		1,246,000	1,320,760
Total Foreign Government Obligations (Cost: $169,902,193)				$162,776,495

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.3%

California —%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(d)(e)(o)
10/01/13	13.000%	$350,000	$174,874

Puerto Rico 0.3%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (o)
07/01/35	8.000%	2,950,000	2,422,776
Total Municipal Bonds (Cost: $3,095,990)			$2,597,650

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.4%

Aerospace & Defense 0.1%
Doncasters US Finance LLC Tranche B Term Loan (j)(p)
04/09/20	4.500%	$381,973	$382,290
TASC, Inc. 1st Lien Term Loan (j)(p)
05/22/20	7.000%	322,562	326,191
Total			708,481

Automotive —%
Navistar, Inc. Tranche B Term Loan (j)(p)
08/17/17	5.750%	139,500	140,023

Brokerage/Asset Managers/Exchanges 0.1%
RCS Capital Corp. 1st Lien Term Loan (c)(j)(p)
04/29/19	6.500%	493,590	488,654
USI, Inc. Term Loan (j)(p)
12/27/19	4.250%	293,284	293,407
Total			782,061

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Building Materials —%
Contech Engineered Solutions LLC Term Loan (j)(p)
04/29/19	6.250%	$147,750	$147,381

Cable and Satellite 0.1%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (j)(p)
06/06/21	5.500%	437,734	437,550

Chemicals 0.7%
American Pacific Corp. Term Loan (j)(p)
02/27/19	7.000%	992,481	993,722
Ascend Performance Materials Operations LLC Tranche B Term Loan (j)(p)
04/10/18	6.750%	292,463	248,593
HII Holding Corp. 2nd Lien Term Loan (j)(p)
12/21/20	9.500%	500,000	496,875
Kronos Worldwide, Inc. Term Loan (j)(p)
02/18/20	4.750%	990,000	992,475
MacDermid, Inc. Tranche B 1st Lien Term Loan (j)(p)
06/07/20	4.500%	994,937	998,051
Oxea Finance & Cy SCA 2nd Lien Term Loan (j)(p)
07/15/20	8.250%	175,000	161,875
Polymer Group, Inc. Term Loan (j)(p)
12/19/19	5.250%	992,481	994,962
Ravago Holdings America, Inc. Term Loan (j)(p)
12/20/20	5.500%	990,000	993,099
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (j)(p)
07/31/21	4.250%	248,750	246,730
Univar, Inc. Tranche B Term Loan (j)(p)
06/30/17	5.000%	497,407	496,233
Total			6,622,615

Consumer Cyclical Services 0.2%
Creative Artists Agency LLC Term Loan (j)(p)
12/17/21	5.500%	124,688	125,934

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)
Pre-Paid Legal Services, Inc. Term Loan (f)(j)(p)(q)
07/01/19	6.250%	$—	$—
Sabre GLBL, Inc. Tranche B Term Loan (j)(p)
02/19/19	4.000%	308,336	308,336
ServiceMaster Co. LLC (The) Term Loan (j)(p)
07/01/21	4.250%	995,000	990,025
Weight Watchers International, Inc. Tranche B2 Term Loan (j)(p)
04/02/20	4.000%	539,000	286,867
Total			1,711,162

Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (j)(p)
04/30/18	6.750%	1,190,977	1,127,855
Fender Musical Instruments Corp. Term Loan (j)(p)
04/03/19	5.750%	102,375	102,034
Varsity Brands First Lien Term Loan (j)(p)
12/10/21	6.000%	99,750	100,623
Total			1,330,512

Diversified Manufacturing 0.4%
Allflex Holdings III, Inc. (j)(p)
1st Lien Term Loan
07/17/20	4.250%	419,687	419,339
2nd Lien Term Loan
07/19/21	8.000%	750,000	749,062
Apex Tool Group LLC Term Loan (j)(p)
01/31/20	4.500%	1,009,449	994,308
Filtration Group Corp. 1st Lien Term Loan (j)(p)
11/20/20	4.500%	989,975	995,321
William Morris Endeavor Entertainment LLC (j)(p)
1st Lien Term Loan
05/06/21	5.250%	124,063	122,853
2nd Lien Term Loan
05/06/22	8.250%	150,000	143,063
Total			3,423,946

Electric 0.3%
Calpine Corp. Term Loan (j)(p)
04/01/18	4.000%	192,481	192,822

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)
EquiPower Resources Holdings LLC (j)(p)
Tranche B 1st Lien Term Loan
12/29/18	4.250%	$115,059	$114,858
Tranche C 1st Lien Term Loan
12/31/19	4.250%	343,878	343,276
FREIF North American Power I LLC (j)(p)
Tranche B Term Loan
03/18/22	4.750%	169,492	169,280
03/18/22	4.750%	30,508	30,470
TPF Generation Holdings LLC Term Loan (j)(p)
12/31/17	4.750%	1,582,187	1,483,301
Texas Competitive Electric Holdings Co. LLC Term Loan (j)(p)
04/25/15	4.668%	624,903	369,667
Viva Alamo LLC Term Loan (j)(p)
02/22/21	5.250%	223,871	221,072
Windsor Financing LLC Tranche B Term Loan (j)(p)
12/05/17	6.250%	110,234	110,234
Total			3,034,980

Environmental 0.1%
STI Infrastructure SARL Term Loan (j)(p)
08/22/20	6.250%	496,222	478,854
Waste Industries USA, Inc. Term Loan (j)(p)
02/27/20	4.250%	200,000	200,562
Total			679,416

Food and Beverage 0.1%
Performance Food Group, Inc. 2nd Lien Term Loan (j)(p)
11/14/19	6.250%	442,125	442,492

Gaming 0.3%
Cannery Casino Resorts LLC 2nd Lien Term Loan (j)(p)
10/02/19	10.000%	100,000	81,313
Peppermill Casinos, Inc. Tranche B Term Loan (j)(p)
11/09/18	7.250%	390,972	391,949
ROC Finance LLC Tranche B Term Loan (j)(p)
06/20/19	5.000%	418,625	403,580
Scientific Games International, Inc. (j)(p)
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)
10/18/20	6.000%	$370,312	$371,331
Tranche B2 Term Loan
10/01/21	6.000%	997,500	999,166
Stockbridge/SBE Holdings Tranche B Term Loan (j)(p)
05/02/17	13.000%	62,500	54,687
Total			2,302,026

Health Care 0.2%
Alere, Inc. Tranche B Term Loan (j)(p)
06/30/17	4.250%	379,654	379,992
Alliance HealthCare Services, Inc. Term Loan (j)(p)
06/03/19	4.250%	221,064	219,682
Kindred Healthcare, Inc. Term Loan (j)(p)
04/09/21	4.250%	500,000	502,030
Onex Carestream Finance LP 1st Lien Term Loan (j)(p)
06/07/19	5.000%	306,770	307,580
Quintiles Transnational Corp. Tranche B3 Term Loan (j)(p)
06/08/18	3.750%	453,762	454,615
Total			1,863,899

Independent Energy 0.1%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (j)(p)
09/25/18	5.000%	530,000	276,485
Templar Energy LLC 2nd Lien Term Loan (j)(p)
11/25/20	8.500%	1,000,000	675,420
Total			951,905

Leisure —%
24 Hour Fitness Worldwide, Inc. Term Loan (j)(p)
05/28/21	4.750%	272,938	271,573
Lions Gate Entertainment Corp. 2nd Lien Term Loan (j)(p)
03/17/22	5.000%	125,000	125,103
Total			396,676

Media and Entertainment 0.2%
Clear Channel Communications, Inc. Tranche D Term Loan (j)(p)
01/30/19	6.928%	417,100	396,057

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media and Entertainment (continued)
Getty Images, Inc. Term Loan (j)(p)
10/18/19	4.750%	$735,000	$618,503
Granite Broadcasting Tranche B 1st Lien Term Loan (j)(p)
05/23/18	6.750%	74,474	74,149
ION Media Networks, Inc. Tranche B1 Term Loan (j)(p)
12/18/20	4.750%	274,313	274,655
Radio One, Inc. Term Loan (j)(p)
03/31/16	7.500%	379,939	377,880
Total			1,741,244

Metals —%
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (j)(p)
02/28/19	5.750%	97,980	91,121

Midstream —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (j)(p)
04/04/18	6.250%	146,072	139,378

Oil Field Services 0.2%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (j)(p)
03/31/21	6.000%	879,890	669,271
Fieldwood Energy LLC 2nd Lien Term Loan (j)(p)
09/30/20	8.375%	1,000,000	729,290
Total			1,398,561

Other Financial Institutions —%
IG Investments Holdings LLC Tranche B Term Loan (j)(p)
10/31/21	6.000%	195,500	195,418

Other Industry 0.2%
Harland Clarke Holdings Corp. Tranche B3 Term Loan (j)(p)
05/22/18	7.000%	167,344	168,286
Sensus U.S.A., Inc. (j)(p)
1st Lien Term Loan
05/09/17	4.500%	984,657	984,657
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry (continued)
05/09/18	8.500%	$350,000	$343,875
Total			1,496,818

Packaging 0.1%
Ranpak Corp. 1st Lien Term Loan (j)(p)
10/01/21	4.750%	995,000	995,995

Paper —%
Caraustar Industries, Inc. Term Loan (j)(p)
05/01/19	8.000%	352,471	349,239

Pharmaceuticals 0.1%
Par Pharmaceutical Companies, Inc. Tranche B3 Term Loan (j)(p)
09/30/19	4.250%	249,375	249,064
Valeant Pharmaceuticals International, Inc. (j)(p)
Tranche B-C2 Term Loan
12/11/19	3.500%	234,518	234,518
Tranche B-D2 Term Loan
02/13/19	3.500%	127,386	127,605
Total			611,187

Property & Casualty —%
Alliant Holdings I LLC (j)(p)
Term Loan
12/20/19	0.000%	35,000	35,110
12/20/19	5.000%	75,000	75,187
Total			110,297

Retailers 0.5%
David’s Bridal, Inc. Term Loan (j)(p)
10/11/19	5.250%	1,251,755	1,212,951
Dollar Tree, Inc. Tranche B Term Loan (j)(p)
03/09/22	4.250%	125,000	126,268
Hudson’s Bay Co. 1st Lien Term Loan (j)(p)
11/04/20	4.750%	351,351	351,703
J. Crew Group, Inc. Term Loan (j)(p)
03/05/21	4.000%	580,594	537,502
Jo-Ann Stores, Inc. Tranche B Term Loan (j)(p)
03/16/18	4.000%	387,016	384,113

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)
Leslie’s Poolmart, Inc. Tranche B Term Loan (j)(p)
10/16/19	4.250%	$989,849	$983,247
Neiman Marcus Group, Inc. (The) Term Loan (j)(p)
10/25/20	4.250%	166,708	166,051
Rite Aid Corp. (j)(p)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	300,000	303,000
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	125,000	125,076
Sports Authority, Inc. (The) Tranche B Term Loan (j)(p)
11/16/17	7.500%	948,449	815,666
Total			5,005,577

Supermarkets 0.1%
Albertson’s LLC Tranche B2 Term Loan (j)(p)
03/21/19	5.375%	994,259	1,001,030
Sprouts Farmers Markets Holdings LLC Term Loan (j)(p)
04/23/20	4.000%	165,697	165,904
Total			1,166,934

Technology 0.2%
BMC Software Finance, Inc. Term Loan (j)(p)
09/10/20	5.000%	994,962	971,103
Blue Coat Systems, Inc. Term Loan (j)(p)
05/31/19	4.000%	344,751	344,465
Greeneden U.S. Holdings II LLC Term Loan (j)(p)
02/08/20	4.000%	140,000	139,055
Infogroup, Inc. Tranche B Term Loan (j)(p)
05/26/18	7.500%	247,500	233,888
MA FinanceCo LLC Tranche B Term Loan (j)(p)
11/19/21	5.250%	132,353	132,551
Verint Systems, Inc. Tranche B Term Loan (j)(p)
09/06/19	3.500%	41,415	41,322
Total			1,862,384

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (j)(p)
09/22/19	7.500%	$171,500	$171,286
Hertz Corp. (The) Letter of Credit (j)(p)
03/11/18	3.750%	250,000	247,500
Total			418,786

Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (j)(p)
10/21/16	6.250%	79,114	78,891
Total Senior Loans (Cost: $42,680,526)			$40,636,955

Issuer	Shares	Value

Common Stocks —%

FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (e)(f)(g)(r)	2,000	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

	Shares	Value

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.123% (s)(t)	36,292,065	$36,292,065
Total Money Market Funds (Cost: $36,292,065)		$36,292,065
Total Investments
(Cost: $998,786,753) (u)		$998,312,234(v)
Other Assets & Liabilities, Net		(78,409,006)
Net Assets		$919,903,228

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citigroup Global Markets Inc.	04/02/2015	13,280,500	14,746,907	467,045	—
		EUR	USD
Citigroup Global Markets Inc.	04/02/2015	14,367,429	13,280,500	—	(87,567)
		USD	EUR
Citigroup Global Markets Inc.	04/10/2015	5,000,000,000	1,907,305	—	(13,820)
		COP	USD
Citigroup Global Markets Inc.	04/30/2015	25,680,000	19,231,752	88,996	—
		NZD	USD
Citigroup Global Markets Inc.	05/08/2015	13,280,500	14,373,113	86,160	—
		EUR	USD
Deutsche Bank	04/17/2015	1,470,312	3,920,000	31,442	—
		USD	TRY
Goldman, Sachs & Co.	04/17/2015	5,379,850	82,500,000	23,225	—
		USD	MXN
HSBC Securities (USA), Inc.	04/10/2015	3,600,000,000	1,386,215	3,005	—
		COP	USD
HSBC Securities (USA), Inc.	04/30/2015	2,833,084	1,800,000,000	42,347	—
		USD	CLP
J.P. Morgan Securities, Inc.	04/13/2015	254,000	183,791	—	(1,243)
		SGD	USD
J.P. Morgan Securities, Inc.	04/17/2015	7,600,000	2,330,931	—	(40,956)
		BRL	USD
J.P. Morgan Securities, Inc.	04/17/2015	23,036,000	7,277,207	87,893	—
		BRL	USD
Morgan Stanley & Co.	04/17/2015	13,887,032	53,700,000	276,064	—
		USD	PLN
Morgan Stanley & Co.	04/30/2015	24,000,000	18,536,400	288,163	—
		AUD	USD
Standard Chartered Bank	04/20/2015	6,165,000	1,976,278	—	(7,775)
		PEN	USD
State Street Bank & Trust Company	04/17/2015	9,251,703	2,630,000,000	156,349	—
		USD	HUF
UBS Securities	05/04/2015	27,754,000	30,429,208	573,446	—
		EUR	USD
Total				2,124,135	(151,361)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $6,114,357 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND FUT	383	AUD	32,861,349	06/2015	72,807	—
EURO-BTP Future	221	EUR	33,406,070	06/2015	293,859	—
US 2YR NOTE (CBT)	141	USD	30,901,031	06/2015	112,274	—
US ULTRA BOND(CBT)	254	USD	43,148,250	06/2015	629,208	—
Total			140,316,700		1,108,148	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(24)	EUR	(4,545,986)	06/2015	—	(301,649)
EURO-BUND FUTURE	(174)	EUR	(29,702,973)	06/2015	—	(355,130)
US 10YR NOTE(CBT)	(243)	USD	(31,324,219)	06/2015	—	(251,404)
US 5YR NOTE (CBT)	(270)	USD	(32,456,954)	06/2015	—	(317,388)
US LONG BOND(CBT)	(478)	USD	(78,332,250)	06/2015	—	(1,566,333)
Total			(176,362,382)		—	(2,791,904)

Credit Default Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $3,218,967 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	3.430%	58,900,000	128,410	—	98,167	226,577	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $6,835,500 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	6-Month PLN-WIBOR	Receive	1.895	03/25/2020	PLN	77,000,000	—	—	(41,782)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	03/23/2025	USD	4,000,000	—	—	(12,518)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.551	09/04/2024	USD	109,000,000	(908)	—	(5,488,404)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	02/11/2025	USD	1,000,000	—	—	(9,607)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.090	02/11/2025	USD	78,000,000	(689)	—	(661,585)
Total								—	(6,213,896)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $458,019,973 or 49.79% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $589,070, which represents 0.06% of net assets.

(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $174,874, which represents 0.02% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	10-04-2004	350,000
Fairlane Management Corp.	09-23-2002	—
Six Flags, Inc., Escrow
06/01/44 0.000%	05-07-2010	—

(f)	Negligible market value.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $1,825,469, which represents 0.20% of net assets.

(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
04/14/45 3.000%	20,000,000	04/14/15	20,122,656	20,446,876

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Variable rate security.
(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)	Zero coupon bond.
(m)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(n)	Principal and interest may not be guaranteed by the government.

(o)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At March 31, 2015, the value of these securities amounted to $2,597,650 or 0.28% of net assets.

(p)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(q)	Represents fractional shares.
(r)	Non-income producing.
(s)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(t)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,365,790	71,572,458	(69,646,183)	36,292,065	10,457	36,292,065

(u)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $998,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,247,000
Unrealized Depreciation	(26,722,000)
Net Unrealized Depreciation	$(475,000)

(v)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	5,084,970	0	(a)	5,084,970
All Other Industries	—	381,626,970	—		381,626,970
Residential Mortgage-Backed Securities - Agency	—	126,367,050	—		126,367,050
Residential Mortgage-Backed Securities - Non-Agency	—	107,875,683	17,634,702		125,510,385
Commercial Mortgage-Backed Securities - Non-Agency	—	61,640,407	1,825,469		63,465,876
Asset-Backed Securities - Non-Agency	—	29,357,623	—		29,357,623
Inflation-Indexed Bonds	—	24,596,195	—		24,596,195
Foreign Government Obligations	—	160,758,380	2,018,115		162,776,495
Municipal Bonds	—	2,597,650	—		2,597,650
Total Bonds	—	899,904,928	21,478,286		921,383,214
Senior Loans
Chemicals	—	4,884,048	1,738,567		6,622,615
Electric	—	1,441,445	1,593,535		3,034,980
Environmental	—	200,562	478,854		679,416
Gaming	—	2,247,339	54,687		2,302,026
Other Industry	—	1,152,943	343,875		1,496,818
Transportation Services	—	171,286	247,500		418,786
All Other Industries	—	26,082,314	—		26,082,314
Total Senior Loans	—	36,179,937	4,457,018		40,636,955
Equity Securities
Common Stocks
Financials	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	—		—
Mutual Funds
Money Market Funds	36,292,065	—	—		36,292,065
Total Mutual Funds	36,292,065	—	—		36,292,065
Investments in Securities	36,292,065	936,084,865	25,935,304		998,312,234
Forward Sale Commitments Liability	—	(20,446,876)	—		(20,446,876)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,124,135	—		2,124,135
Futures Contracts	1,108,148	—	—		1,108,148
Swap Contracts	—	226,577	—		226,577
Liabilities
Forward Foreign Currency Exchange Contracts	—	(151,361)	—		(151,361)
Futures Contracts	(2,791,904)	—	—		(2,791,904)
Swap Contracts	—	(6,213,896)	—		(6,213,896)
Total	34,608,309	911,623,444	25,935,304		972,167,057

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of December 31, 2014	0 (a)	21,044,502	—	6,614,080	1,987,012	5,729,851	0 (a)	35,375,445
Increase (decrease) in accrued discounts/premiums	—	(831)	—	—	(445)	(9)	—	(1,285)
Realized gain (loss)	—	—	—	—	—	3,810	—	3,810
Change in unrealized appreciation (depreciation)(a)	—	22,731	—	—	31,548	65,315	—	119,594
Sales	—	(431,700)	—	—	—	(1,395,727)	—	(1,827,427)
Purchases	—	—	1,825,469	—	—	—	—	1,825,469
Transfers into Level 3	—	—	—	—	—	488,775	—	488,775
Transfers out of Level 3	—	(3,000,000)	—	(6,614,080)	—	(434,997)	—	(10,049,077)
Balance as of March 31, 2015	0 (a)	17,634,702	1,825,469	—	2,018,115	4,457,018	0 (a)	25,935,304

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $96,708, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $22,731, Foreign Government Obligations of $31,548 and Senior Loans of $42,429.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, foreign government obligations, and residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stock and corporate bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 25.6%
U.S. Treasury Bills
04/09/15	0.010%	$1,629,000	$1,628,995
06/04/15	0.020%	23,900,000	23,899,355
07/30/15	0.040%	62,204,000	62,195,727
08/06/15	0.060%	24,131,000	24,126,101

Total Treasury Bills (Cost: $111,840,647)			$111,850,178

	Shares	Value

Money Market Funds 66.8%
Columbia Short-Term Cash Fund, 0.123% (a)(b)	190,131,144	$190,131,144
JPMorgan Prime Money Market Fund, 0.010% (a)(c)	52,165,592	52,165,592
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,000,000	50,000,000
Total Money Market Funds (Cost: $292,296,736)		$292,296,736
Total Investments
(Cost: $404,137,383) (d)		$404,146,914(e)
Other Assets & Liabilities, Net		33,383,406
Net Assets		$437,530,320

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

At March 31, 2015, cash totaling $1,880,000 was pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	22,321,931 AUD	17,074,509 USD	146,121	—
Citibank	06/17/2015	23,806,069 AUD	17,971,106 USD	—	(82,814)
Citibank	06/17/2015	12,990,000 BRL	4,090,337 USD	111,491	—
Citibank	06/17/2015	700,000 BRL	212,781 USD	—	(1,628)
Citibank	06/17/2015	9,785,000 CAD	7,820,101 USD	102,319	—
Citibank	06/17/2015	2,560,000 CAD	2,012,293 USD	—	(6,871)
Citibank	06/17/2015	53,644 CHF	56,043 USD	668	—
Citibank	06/17/2015	22,356 CHF	22,818 USD	—	(259)
Citibank	06/17/2015	807,386,918 CLP	1,292,221 USD	8,220	—
Citibank	06/17/2015	367,613,082 CLP	576,286 USD	—	(8,334)
Citibank	06/17/2015	1,579,832,442 COP	607,676 USD	5,643	—
Citibank	06/17/2015	480,167,558 COP	182,226 USD	—	(753)
Citibank	06/17/2015	61,000,000 CZK	2,425,170 USD	42,788	—
Citibank	06/17/2015	12,000,000 CZK	468,525 USD	—	(140)
Citibank	06/17/2015	78,082,992 EUR	86,027,488 USD	1,980,375	—
Citibank	06/17/2015	19,567,009 EUR	20,777,863 USD	—	(283,711)
Citibank	06/17/2015	14,091,001 GBP	21,290,425 USD	398,820	—
Citibank	06/17/2015	1,428,000 GBP	2,110,329 USD	—	(6,852)
Citibank	06/17/2015	265,000 HKD	34,174 USD	—	(3)
Citibank	06/17/2015	70,000,000 HUF	246,761 USD	—	(3,338)
Citibank	06/17/2015	31,300,000,000 IDR	2,346,431 USD	5,912	—
Citibank	06/17/2015	2,000,000,000 IDR	148,235 USD	—	(1,319)
Citibank	06/17/2015	1,900,000 ILS	479,160 USD	1,611	—
Citibank	06/17/2015	12,840,000 ILS	3,220,430 USD	—	(6,798)
Citibank	06/17/2015	2,026,556,000 JPY	16,962,951 USD	47,610	—
Citibank	06/17/2015	53,578,000 JPY	441,914 USD	—	(5,293)
Citibank	06/17/2015	600,000,000 KRW	540,709 USD	1,157	—
Citibank	06/17/2015	9,710,000,000 KRW	8,579,314 USD	—	(152,442)
Citibank	06/17/2015	130,875,240 MXN	8,633,314 USD	97,819	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	79,924,760 MXN	5,136,243 USD	—	(76,335)
Citibank	06/17/2015	11,790,000 MYR	3,176,696 USD	20,793	—
Citibank	06/17/2015	500,000 MYR	133,507 USD	—	(331)
Citibank	06/17/2015	95,690,381 NOK	12,282,223 USD	428,405	—
Citibank	06/17/2015	49,976,619 NOK	6,128,626 USD	—	(62,318)
Citibank	06/17/2015	20,099,000 NZD	14,616,244 USD	—	(298,463)
Citibank	06/17/2015	43,000,000 PHP	966,987 USD	7,857	—
Citibank	06/17/2015	172,000,000 PHP	3,824,412 USD	—	(12,108)
Citibank	06/17/2015	1,700,000 PLN	451,538 USD	4,074	—
Citibank	06/17/2015	284,311,308 SEK	33,738,543 USD	685,487	—
Citibank	06/17/2015	65,598,692 SEK	7,588,402 USD	—	(37,876)
Citibank	06/17/2015	7,396,393 SGD	5,396,993 USD	17,771	—
Citibank	06/17/2015	7,603,607 SGD	5,482,642 USD	—	(47,282)
Citibank	06/17/2015	1,573,104 TRY	604,063 USD	10,593	—
Citibank	06/17/2015	1,996,896 TRY	749,727 USD	—	(3,624)
Citibank	06/17/2015	132,700,000 TWD	4,225,357 USD	—	(25,160)
Citibank	06/17/2015	17,194,839 USD	22,242,000 AUD	—	(327,068)
Citibank	06/17/2015	1,107,314 USD	3,700,000 BRL	25,998	—
Citibank	06/17/2015	653,972 USD	2,100,000 BRL	—	(10,740)
Citibank	06/17/2015	10,320,331 USD	12,937,000 CAD	—	(116,453)
Citibank	06/17/2015	91,959 USD	91,000 CHF	1,978	—
Citibank	06/17/2015	15,810 USD	10,000,000 CLP	93	—
Citibank	06/17/2015	416,155 USD	260,000,000 CLP	—	(2,673)
Citibank	06/17/2015	1,671,032 USD	43,000,000 CZK	8,352	—
Citibank	06/17/2015	5,185,193 USD	130,600,000 CZK	—	(84,554)
Citibank	06/17/2015	12,076,175 USD	11,364,000 EUR	155,829	—
Citibank	06/17/2015	12,001,469 USD	11,033,000 EUR	—	(125,748)
Citibank	06/17/2015	471,397 USD	319,000 GBP	1,558	—
Citibank	06/17/2015	1,501,635 USD	1,008,000 GBP	—	(7,153)
Citibank	06/17/2015	202,073 USD	1,569,000 HKD	281	—
Citibank	06/17/2015	1,492,564 USD	430,000,000 HUF	43,763	—
Citibank	06/17/2015	5,497,574 USD	1,512,000,000 HUF	—	(95,418)
Citibank	06/17/2015	75,758 USD	1,000,000,000 IDR	—	(981)
Citibank	06/17/2015	124,268 USD	500,000 ILS	1,403	—
Citibank	06/17/2015	1,595,790 USD	6,300,000 ILS	—	(12,336)
Citibank	06/17/2015	6,073,490 USD	386,802,419 INR	56,990	—
Citibank	06/17/2015	2,071,905 USD	130,197,581 INR	—	(8,386)
Citibank	06/17/2015	32,261,264 USD	3,904,496,119 JPY	328,943	—
Citibank	06/17/2015	12,493,068 USD	1,491,533,882 JPY	—	(43,473)
Citibank	06/17/2015	3,855,496 USD	4,337,001,325 KRW	44,570	—
Citibank	06/17/2015	9,558,487 USD	10,562,998,675 KRW	—	(59,669)
Citibank	06/17/2015	1,927,590 USD	30,000,000 MXN	28,965	—
Citibank	06/17/2015	4,588,873 USD	69,000,000 MXN	—	(88,792)
Citibank	06/17/2015	270,069 USD	1,000,000 MYR	—	(2,393)
Citibank	06/17/2015	1,223,833 USD	10,041,000 NOK	20,014	—
Citibank	06/17/2015	1,673,059 USD	12,879,000 NOK	—	(77,650)
Citibank	06/17/2015	17,346,574 USD	23,845,747 NZD	348,453	—
Citibank	06/17/2015	16,650,881 USD	22,145,253 NZD	—	(217,727)
Citibank	06/17/2015	5,842,409 USD	258,400,000 PHP	—	(78,708)
Citibank	06/17/2015	2,302,233 USD	9,000,000 PLN	66,692	—
Citibank	06/17/2015	1,555,272 USD	5,840,000 PLN	—	(64,828)
Citibank	06/17/2015	2,760,109 USD	23,939,000 SEK	22,957	—
Citibank	06/17/2015	22,371,144 USD	190,131,000 SEK	—	(267,167)
Citibank	06/17/2015	2,595,632 USD	3,600,000 SGD	22,564	—
Citibank	06/17/2015	2,049,133 USD	2,800,000 SGD	—	(12,759)
Citibank	06/17/2015	744,481 USD	2,000,000 TRY	10,040	—
Citibank	06/17/2015	490,495 USD	1,300,000 TRY	—	(57)
Citibank	06/17/2015	9,044,744 USD	284,000,000 TWD	52,066	—
Citibank	06/17/2015	2,596,233 USD	81,000,000 TWD	—	(1,721)
Citibank	06/17/2015	935,923 USD	11,660,624 ZAR	13,320	—
Citibank	06/17/2015	5,216,959 USD	62,539,376 ZAR	—	(125,887)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	13,000,000 ZAR	1,074,540 USD	16,263	—
Citibank	06/17/2015	12,000,000 ZAR	963,082 USD	—	(13,788)
Total				5,396,626	(2,970,181)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $21,930,699 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	206	EUR	55,375,391	09/2015	—	(1,633)
3MO EURO EURIBOR	221	EUR	59,410,551	12/2015	—	(329)
3MO EURO EURIBOR	266	EUR	71,511,297	03/2016	13,270	—
3MO EURO EURIBOR	328	EUR	88,179,343	06/2016	49,242	—
3MO EURO EURIBOR	418	EUR	112,363,658	09/2016	147,058	—
3MO EURO EURIBOR	438	EUR	117,716,362	12/2016	156,083	—
3MO EURO EURIBOR	429	EUR	115,262,936	03/2017	34,202	—
3MO EURO SWISS FRANC	20	CHF	5,190,883	09/2015	—	(115)
3MO EURO SWISS FRANC	22	CHF	5,707,707	12/2015	—	(403)
3MO EURO SWISS FRANC	24	CHF	6,223,503	03/2016	3,018	—
90 DAY STERLING	495	GBP	91,234,664	09/2015	292,546	—
90 DAY STERLING	479	GBP	87,930,399	09/2016	221,709	—
90 DAY STERLING	446	GBP	81,773,316	12/2016	174,351	—
90 DAY STERLING	438	GBP	80,233,435	03/2017	166,117	—
90DAY EURO$	278	USD	69,166,400	09/2015	40,153	—
90DAY EURO$	306	USD	75,998,925	12/2015	71,355	—
90DAY EURO$	282	USD	69,907,800	03/2016	104,264	—
90DAY EURO$	254	USD	62,845,950	06/2016	117,127	—
90DAY EURO$	249	USD	61,487,438	09/2016	124,068	—
90DAY EURO$	262	USD	64,579,725	12/2016	123,570	—
90DAY EURO$	259	USD	63,746,375	03/2017	161,525	—
90DAY STERLING	508	GBP	93,574,208	12/2015	342,377	—
90DAY STERLING	518	GBP	95,320,179	03/2016	228,610	—
90DAY STERLING	518	GBP	95,204,909	06/2016	218,270	—
AMSTERDAM IDX	152	EUR	15,985,876	04/2015	—	(191,615)
AUST 10Y BOND	179	AUD	18,088,287	06/2015	337,037	—
AUST 3YR BOND	1,107	AUD	94,936,855	06/2015	435,919	—
BANK ACCEPT	164	CAD	32,099,483	09/2015	—	(41,866)
BANK ACCEPT	169	CAD	33,093,137	12/2015	20,620	—
CAC40 10 EURO	262	EUR	14,187,197	04/2015	33,855	—
DAX INDEX	38	EUR	12,268,579	06/2015	—	(38,299)
DJIA MINI e-CBOT	69	USD	6,107,535	06/2015	—	(72,283)
EURO STOXX 50	348	EUR	13,586,734	06/2015	89,847	—
FTSE 100 IDX	150	GBP	14,968,248	06/2015	—	(112,431)
FTSE/JSE TOP 40	131	ZAR	5,010,488	06/2015	—	(35,380)
FTSE/MIB IDX	45	EUR	5,520,389	06/2015	78,303	—
HANG SENG IDX	48	HKD	7,723,501	04/2015	126,073	—
H-SHARES IDX	62	HKD	4,954,706	04/2015	180,021	—
IBEX 35 INDX	65	EUR	8,030,717	04/2015	321,255	—
KOSPI2 INX	50	KRW	5,804,678	06/2015	11,977	—
MSCI SING IX ETS	82	SGD	4,542,311	04/2015	—	(19,099)
MSCI TAIWAN INDEX	199	USD	7,024,700	04/2015	—	(23,440)
NASDAQ 100 E-MINI	125	USD	10,823,750	06/2015	—	(153,160)
Russell 2000 Mini	99	USD	12,364,110	06/2015	122,845	—
S&P MID 400 EMINI	111	USD	16,869,780	06/2015	177,649	—
S&P/TSX 60 IX	113	CAD	15,440,196	06/2015	—	(8,876)
S&P500 EMINI	69	USD	7,109,760	06/2015	—	(75,488)
SGX CNX NIFTY	373	USD	6,370,094	04/2015	—	(98,715)
SPI 200	196	AUD	21,967,053	06/2015	200,929	—
TOPIX INDX	123	JPY	15,829,449	06/2015	211,677	—
Total			2,140,652,967		5,136,922	(873,132)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	(104)	USD	(5,731,440)	05/2015	512,214	—
COCOA	(81)	USD	(2,186,190)	05/2015	34,373	—
COFFEE ‘C’	(76)	USD	(3,787,650)	05/2015	584,061	—
COPPER	(15)	USD	(1,027,500)	05/2015	—	(56,198)
CORN	(320)	USD	(6,020,000)	05/2015	221,454	—
COTTON NO.2	(47)	USD	(1,482,850)	05/2015	—	(59,331)
GOLD 100 OZ	(13)	USD	(1,538,160)	06/2015	4,557	—
KC HRW WHEAT	(1)	USD	(27,963)	05/2015	30	—
LME COPPER	(34)	USD	(5,141,225)	06/2015	—	(142,931)
LME NICKEL	(24)	USD	(1,783,296)	06/2015	189,686	—
LME PRI ALUM	(11)	USD	(490,600)	06/2015	8,897	—
LME ZINC	(25)	USD	(1,301,563)	06/2015	—	(29,810)
Low Su Gasoil G	(165)	USD	(8,646,000)	05/2015	—	(279,508)
NATURAL GAS	(315)	USD	(8,316,000)	05/2015	451,599	—
NY Harb ULSD	(96)	USD	(6,886,656)	05/2015	—	(168,674)
PLATINUM	(25)	USD	(1,429,250)	07/2015	12,479	—
SOYBEAN	(27)	USD	(1,313,888)	05/2015	—	(130)
SOYBEAN MEAL	(133)	USD	(4,346,440)	05/2015	—	(58,840)
SOYBEAN OIL	(130)	USD	(2,370,420)	05/2015	24,391	—
SUGAR #11 (WORLD)	(961)	USD	(12,840,498)	05/2015	2,835,179	—
WTI CRUDE	(25)	USD	(1,190,000)	05/2015	21,474	—
Total			(77,857,589)		4,900,394	(795,422)

Total Return Swap Contracts on Futures at March 31, 2015

At March 31, 2015, securities and cash totaling $9,760,980 were pledged as collateral to cover open total return swap contracts on futures.

At March 31, 2015, cash totaling $2,380,000 was received from broker as collateral to cover open total return swap contracts on futures.

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	(Depreciation) ($)
Barclays	CAN 10YR BOND	06/2015	CAD	10,593,786	—	(9,008)
Barclays	EURO BUXL 30YR BOND	06/2015	EUR	5,114,235	338,641	—
Barclays	EURO-BOBL	06/2015	EUR	100,758,826	66,392	—
Barclays	EURO-BUND	06/2015	EUR	23,386,823	269,784	—
Barclays	EURO-SCHATZ	06/2015	EUR	248,398,226	12,849	—
Barclays	GASOLINE RBOB	05/2015	USD	(1,263,780)	—	(25,704)
Barclays	JPN 10YR BOND (OSE)	06/2015	JPY	41,734,942	—	(89,352)
Barclays	LONG GILT	06/2015	GBP	28,480,168	371,651	—
Barclays	US 10YR NOTE	06/2015	USD	39,960,938	339,414	—
Barclays	US 2YR NOTE	06/2015	USD	226,169,260	572,064	—
Barclays	US 5YR NOTE	06/2015	USD	71,164,877	510,857	—
Barclays	US LONG BOND	06/2015	USD	18,517,875	131,273	—
Citibank	COCOA	05/2015	USD	(809,700)	11,195	—
Citibank	COCOA FUTURE (LIFFE)	05/2015	GBP	2,763,545	—	(45,895)
Citibank	COPPER	05/2015	USD	(4,658,000)	—	(212,500)
Citibank	CORN	05/2015	USD	(7,882,438)	106,143	—
Citibank	COTTON NO.2	05/2015	USD	(1,640,600)	—	(34,523)
Citibank	GASOLINE RBOB	05/2015	USD	(2,527,560)	—	(61,118)
Citibank	GOLD 100 OZ	06/2015	USD	(13,133,520)	162,615	—
Citibank	HEATING OIL	05/2015	USD	(573,888)	—	(9,341)
Citibank	LME PRI ALUM	06/2015	USD	(2,051,600)	20,131	—
Citibank	PLATINUM	07/2015	USD	(6,574,550)	43,144	—
Citibank	SILVER	05/2015	USD	(1,244,850)	—	(79,000)
Citibank	SOYBEAN	05/2015	USD	(21,362,838)	102,186	—
Citibank	SOYBEAN OIL	05/2015	USD	(4,284,990)	176,701	—
Citibank	SUGAR #11	05/2015	USD	(187,062)	42,258	—
Citibank	WHEAT	05/2015	USD	(12,768,163)	265,381	—
Citibank	WHEAT KCBT	05/2015	USD	(2,880,138)	—	(12,120)

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	(Depreciation) ($)
Citibank	WTI CRUDE	04/2015	USD	(3,998,400)	208,640	—
Deutsche Bank	GASOLINE RBOB	05/2015	USD	(1,189,440)	—	(35,831)
Deutsche Bank	HEATING OIL	05/2015	USD	(717,360)	—	(4,779)
Deutsche Bank	LEAN HOGS	06/2015	USD	(3,335,200)	7,565	—
JPMorgan	HANG SENG INDEX	04/2015	HKD	6,918,970	97,164	—
JPMorgan	H-SHARES INDEX	04/2015	HKD	399,573	12,076	—
JPMorgan	SWISS MKT IX	06/2015	CHF	11,577,742	—	(138,522)
JPMorgan	TAIEX	04/2015	TWD	61,246	—	(352)
Total				742,916,955	3,868,124	(758,045)

Notes to Consolidated Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at March 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	175,797,075	324,739,704	(310,405,635)	190,131,144	80,905	190,131,144

(c)

This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $404,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$10,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	111,850,178	—	—	111,850,178
Total Short-Term Securities	111,850,178	—	—	111,850,178
Mutual Funds
Money Market Funds	292,296,736	—	—	292,296,736
Total Mutual Funds	292,296,736	—	—	292,296,736
Investments in Securities	404,146,914	—	—	404,146,914
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,396,626	—	5,396,626
Futures Contracts	10,037,316	—	—	10,037,316
Total Return Swap Contracts on Futures	—	3,868,124	—	3,868,124
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,970,181)	—	(2,970,181)
Futures Contracts	(1,668,554)	—	—	(1,668,554)
Total Return Swap Contracts on Futures	—	(758,045)	—	(758,045)
Total	412,515,676	5,536,524	—	418,052,200

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Goldman Sachs Commodity Strategy Fund

Fund liquidated on May 1, 2015

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 37.6%
U.S. Treasury
04/15/15	0.375%	$7,500,000	$7,500,865
07/31/15	1.750%	10,500,000	10,558,243
Total U.S. Treasury Obligations (Cost: $18,059,407)			$18,059,108

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 31.2%
Federal Home Loan Banks
08/18/15	0.190%	$6,000,000	$6,000,120
Federal Home Loan Mortgage Corp. Discount Notes
04/09/15	0.060%	3,999,946	3,999,940
Federal National Mortgage Association Discount Notes
04/06/15	0.060%	4,999,962	4,999,954
Total U.S. Government & Agency Obligations (Cost: $14,999,616)			$15,000,014

	Shares	Value

Money Market Funds 25.7%
Columbia Short-Term Cash Fund, 0.123% (a)(b)	12,361,889	$12,361,889
Total Money Market Funds (Cost: $12,361,889)		$12,361,889
Total Investments
(Cost: $45,420,912) (c)		$45,421,011(d)
Other Assets & Liabilities, Net		2,638,312
Net Assets		$48,059,323

Investments in Derivatives
Total Return Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $5,070,000 was pledged as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	Total Return on the Bloomberg Commodity Index 3 month forward	Fixed Rate of 0.13%	08/28/2015	USD	28,616,035	—	(1,396,261)
Macquarie Bank Limited	Total Return on the Bloomberg Commodity Index 3 month forward	Fixed Rate of 0.19%	09/02/2015	USD	21,854,406	—	(1,067,454)
Total						—	(2,463,715)

Notes to Consolidated Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at March 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,413,297	25,089,115	(30,140,523)	12,361,889	5,749	12,361,889

(c)	Also represents the cost of securities for federal income tax purposes at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	18,059,108	—	—	18,059,108
Total Bonds	18,059,108	—	—	18,059,108
Short-Term Securities
U.S. Government & Agency Obligations	—	15,000,014	—	15,000,014
Total Short-Term Securities	—	15,000,014	—	15,000,014
Mutual Funds
Money Market Funds	12,361,889	—	—	12,361,889
Total Mutual Funds	12,361,889	—	—	12,361,889
Investments in Securities	30,420,997	15,000,014	—	45,421,011
Derivatives
Liabilities
Swap Contracts	—	(2,463,715)	—	(2,463,715)
Total	30,420,997	12,536,299	—	42,957,296

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 2.1%
U.S. Large Cap 2.1%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,571	$31,095
Total Equity Funds (Cost: $30,915)		$31,095

Fixed-Income Funds 93.1%
Emerging Markets 10.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	17,517	158,000
High Yield 27.9%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 (a)	58,859	421,433
Investment Grade 54.8%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	22,033	229,579
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	20,922	214,244
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,134	22,984
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	12,360	138,930
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	20,964	222,422
Total		828,159
Total Fixed-Income Funds (Cost: $1,395,709)		$1,407,592

	Shares	Value

Alternative Investment Funds 4.1%
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	785	$7,816
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	4,564	54,082
Total Alternative Investment Funds (Cost: $54,211)		$61,898

Exchange-Traded Funds 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	243	29,576
Total Exchange-Traded Funds (Cost: $30,010)		$29,576
Total Investments
(Cost: $1,510,845)		$1,530,161(c)
Other Assets & Liabilities, Net		(17,934)
Net Assets		$1,512,227

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	88,262	152,974	(13,841)	(125)	227,270	—	—	229,579
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	21,458	11,566	(2,095)	(14)	30,915	—	—	31,095
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	119,731	56,050	(10,624)	(963)	164,194	—	2,526	158,000
Columbia Variable Portfolio – High Yield Bond Fund, Class 1	308,472	133,867	(27,177)	(1,587)	413,575	—	—	421,433
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	257,853	78,554	(122,054)	(1,176)	213,177	—	—	214,244
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	5,370	2,545	(481)	—	7,434	—	—	7,816

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	16,620	7,468	(1,403)	4	22,689	—	—	22,984
Variable Portfolio – American Century Diversified Bond Fund, Class 1	88,104	56,893	(8,485)	(52)	136,460	—	—	138,930
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	35,106	15,100	(3,433)	4	46,777	—	—	54,082
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	27,816	3,053	(30,875)	6	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	148,105	84,112	(13,770)	(103)	218,344	—	—	222,422
Total	1,116,897	602,182	(234,238)	(4,006)	1,480,835	—	2,526	1,500,585

(b)	Non-income producing.
(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	31,095	—	—	31,095
Fixed-Income Funds	1,407,592	—	—	1,407,592
Alternative Investment Funds	61,898	—	—	61,898
Total Mutual Funds	1,500,585	—	—	1,500,585
Equity Securities
Exchange-Traded Funds	29,576	—	—	29,576
Total	1,530,161	—	—	1,530,161

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Multi-Manager Diversified Income Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 12.0%
U.S. Large Cap 12.0%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	3,448	$68,236
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,466	53,584
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	2,076	38,171
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	2,763	43,129
Total		203,120
Total Equity Funds (Cost: $200,881)		$203,120

Fixed-Income Funds 86.2%
Emerging Markets 15.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	29,122	262,679
High Yield 40.8%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 (a)	90,464	647,724
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	4,647	43,314
Total		691,038

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 29.9%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	24,664	$256,996
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	3,976	42,823
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	6,100	68,561
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	12,900	136,873
Total		505,253
Total Fixed-Income Funds (Cost: $1,447,044)		$1,458,970

Exchange-Traded Funds 2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	413	50,266
Total Exchange-Traded Funds (Cost: $49,856)		$50,266
Total Investments
(Cost: $1,697,781)		$1,712,356(c)
Other Assets & Liabilities, Net		(19,397)
Net Assets		$1,692,959

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	115,773	144,879	(7,489)	(25)	253,138	—	256,996
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	33,320	38,348	(3,105)	(55)	68,508	—	68,236
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	137,367	146,683	(13,730)	(1,331)	268,989	4,246	262,679
Columbia Variable Portfolio – High Yield Bond Fund, Class 1	317,322	343,221	(21,727)	(1,283)	637,533	—	647,724
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	21,284	23,183	(1,882)	4	42,589	—	43,314
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	18,652	36,280	(2,624)	(37)	52,271	—	53,584
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	30,386	26,529	(14,944)	69	42,040	—	42,823
Variable Portfolio – American Century Diversified Bond Fund, Class 1	16,974	52,262	(1,251)	(3)	67,982	—	68,561
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	21,317	8,125	(29,437)	(5)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund, Class 1	20,739	23,156	(5,557)	(142)	38,196	—	38,171
Variable Portfolio – Sit Dividend Growth Fund, Class 1	20,343	23,685	(2,095)	(27)	41,906	—	43,129
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	72,965	75,221	(13,463)	50	134,773	—	136,873
Total	826,442	941,572	(117,304)	(2,785)	1,647,925	4,246	1,662,090

(b)	Non-income producing.
(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	203,120	—	—	203,120
Fixed-Income Funds	1,458,970	—	—	1,458,970
Total Mutual Funds	1,662,090	—	—	1,662,090
Equity Securities
Exchange-Traded Funds	50,266	—	—	50,266
Total Equity Securities	50,266	—	—	50,266
Total	1,712,356	—	—	1,712,356

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Pyrford International Equity Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.6%
AUSTRALIA 9.1%
Brambles Ltd.	3,005,695	$26,285,422
Computershare Ltd.	2,204,231	21,305,754
Newcrest Mining Ltd. (a)	1,008,722	10,173,476
QBE Insurance Group Ltd.	1,422,894	14,065,048
Rio Tinto Ltd.	212,398	9,203,207
Telstra Corp., Ltd.	1,309,100	6,284,279
Woodside Petroleum Ltd.	644,579	16,887,283
Woolworths Ltd.	700,540	15,687,891
Total		119,892,360
BELGIUM 2.5%
Belgacom SA	421,377	14,743,271
Colruyt SA	416,955	18,147,054
Total		32,890,325
CHINA 3.3%
China Mobile Ltd.	2,020,000	26,325,436
CNOOC Ltd.	11,776,000	16,619,768
Total		42,945,204
FINLAND 0.9%
KONE OYJ, Class B	283,759	12,581,962
FRANCE 7.3%
Air Liquide SA	177,761	22,884,853
Legrand SA	243,903	13,211,684
Rubis SCA	214,407	13,612,089
Sanofi	285,286	28,174,585
Total SA	363,627	18,074,818
Total		95,958,029
GERMANY 5.9%
Brenntag AG	374,783	22,391,263
Deutsche Post AG	630,790	19,652,199
GEA Group AG	335,706	16,137,856
SAP SE	272,864	19,721,901
Total		77,903,219
HONG KONG 4.3%
ASM Pacific Technology Ltd.	1,863,100	19,392,238
Hongkong Electric Holdings Ltd.	1,696,000	17,312,503
VTech Holdings Ltd.	1,358,400	19,379,056
Total		56,083,797
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,186,910	7,796,625

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL (CONTINUED)
Teva Pharmaceutical Industries Ltd.	195,071	$12,191,407
Total		19,988,032
JAPAN 9.2%
KDDI Corp.	931,500	21,044,942
Makita Corp.	277,900	14,400,867
Mitsubishi Electric Corp.	1,667,000	19,789,761
Nihon Kohden Corp.	611,600	16,635,096
Sumitomo Rubber Industries Ltd.	1,505,900	27,758,800
Toyota Tsusho Corp.	794,100	21,009,984
Total		120,639,450
MALAYSIA 4.3%
Axiata Group Bhd	11,542,500	22,050,775
Lafarge Malaysia Bhd	2,062,800	5,486,318
Magnum Bhd	7,060,400	5,123,792
Malayan Banking Bhd	9,664,260	24,347,592
Total		57,008,477
NETHERLANDS 4.2%
Koninklijke Vopak NV	323,590	17,857,938
Reed Elsevier NV	656,854	16,367,229
Unilever NV-CVA	489,823	20,468,516
Total		54,693,683
NORWAY 2.0%
Telenor ASA	1,304,813	26,331,629
SINGAPORE 4.4%
ComfortDelGro Corp., Ltd.	7,005,000	14,756,843
SembCorp Industries Ltd.	3,104,000	9,529,014
Singapore Technologies Engineering Ltd.	3,547,000	8,994,818
United Overseas Bank Ltd.	836,000	14,013,170
Venture Corp., Ltd.	1,763,000	10,972,290
Total		58,266,135
SWEDEN 3.4%
ASSA ABLOY AB, Class B	156,113	9,298,928
Atlas Copco AB, Class A	580,825	18,803,436
Svenska Cellulosa AB, Class B	727,107	16,708,094
Total		44,810,458
SWITZERLAND 13.4%
Givaudan SA	4,511	8,149,787
Nestlé SA, Registered Shares	572,756	43,129,925
Novartis AG, Registered Shares	365,128	36,038,312

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Panalpina Welttransport Holding AG	70,196	$10,239,917
Roche Holding AG, Genusschein Shares	151,250	41,562,305
Schindler Holding AG	55,985	9,291,369
Syngenta AG, Registered Shares	24,292	8,252,687
Zurich Insurance Group AG	58,336	19,717,698
Total		176,382,000
TAIWAN 2.8%
Advantech Co., Ltd.	1,504,607	11,441,140
Chunghwa Telecom Co., Ltd.	4,303,000	13,751,977
MediaTek, Inc.	856,000	11,560,933
Total		36,754,050
UNITED KINGDOM 15.1%
BP PLC	2,589,206	16,783,659
British American Tobacco PLC	381,662	19,764,002
GlaxoSmithKline PLC	845,428	19,461,704
Legal & General Group PLC	5,085,026	20,941,902
National Grid PLC	1,652,939	21,250,270
Royal Dutch Shell PLC, Class A	631,260	18,835,968
Royal Dutch Shell PLC, Class B	530,196	16,515,775
Scottish & Southern Energy PLC	718,185	15,938,645
Sky PLC	1,031,504	15,175,474
United Utilities Group PLC	1,132,316	15,656,842
Vodafone Group PLC	5,442,061	17,808,195
Total		198,132,436
Total Common Stocks (Cost: $1,192,722,860)		$1,231,261,246

Issuer	Shares	Value

Preferred Stocks 1.5%
GERMANY 1.5%
Fuchs Petrolub SE	509,940	$20,339,684
Total Preferred Stocks (Cost: $20,833,535)		$20,339,684

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	60,099,958	$60,099,958
Total Money Market Funds (Cost: $60,099,958)		$60,099,958
Total Investments
(Cost: $1,273,656,353) (d)		$1,311,700,888(e)
Other Assets & Liabilities, Net		4,070,946
Net Assets		$1,315,771,834

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,906,910	60,879,676	(42,686,628)	60,099,958	13,349	60,099,958

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,273,656,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,373,000
Unrealized Depreciation	(61,328,000)
Net Unrealized Appreciation	$38,045,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	64,425,294	—	64,425,294
Consumer Staples	—	133,905,481	—	133,905,481
Energy	—	121,575,207	—	121,575,207
Financials	—	93,085,410	—	93,085,410
Health Care	—	154,063,409	—	154,063,409
Industrials	—	246,375,325	—	246,375,325
Information Technology	—	113,773,311	—	113,773,311
Materials	—	64,150,330	—	64,150,330
Telecommunication Services	—	156,137,130	—	156,137,130
Utilities	—	83,770,349	—	83,770,349
Preferred Stocks
Materials	—	20,339,684	—	20,339,684
Total Equity Securities	—	1,251,600,930	—	1,251,600,930
Mutual Funds
Money Market Funds	60,099,958	—	—	60,099,958
Total Mutual Funds	60,099,958	—	—	60,099,958
Total	60,099,958	1,251,600,930	—	1,311,700,888

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2015